Registration No. 333-19725

Registration No. 811-08017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 29	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940]

Amendment No. 78	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
9277 Centre Pointe Drive, Suite 300
West Chester, Ohio 45069-4866

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2014 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Annuity Investors Variable Account B under

                                                               The Commodore Spirit® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B

The Commodore Spirit®

File No. 333-19725

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page
2. Definitions	Definitions
3. Synopsis	Expense Tables; Overview
4. Condensed Financial Information
(a) Accumulation unit values	Condensed Financial Information; Appendix A
(b) Financial Statements	Financial Statements
5. General Description of Registrant, Depositor and Portfolio Companies
(a) Depositor	Annuity Investors Life Insurance Company ®
(b) Registrant	The Separate Account
(c) Portfolio Companies	The Portfolios
(d) Prospectus	The Portfolios
(e) Voting	Voting of Portfolio Shares
(f) Administrator	Not Applicable
6. Deductions and Expenses
(a) Deductions	Charges and Deductions
(b) Sales load	Not Applicable
(c) Special purchase plans	Not Applicable
(d) Commissions	Distribution of Variable Annuity Contracts
(e) Portfolio company expenses	Expense Tables; Expenses of the Portfolios
(f) Operating expenses	The Separate Account
7. General Description of Variable Annuity Contracts
(a) Persons with rights	Persons with Rights Under a Contract; Voting of Portfolio Shares
(b) (i) Allocationsof Premium Payments	Purchase Payments and Allocations to Investment Options
(ii) Transfers	Transfers
(iii) Exchanges	Persons with Rights Under a Contract
(c) Changes in contracts or operations	Additions, Deletions or Substitutions of Subaccounts
(d) Inquiries	How Do I Contact the Company?
(e) Frequent transfer risks	Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix B
8. Annuity Period	Annuity Benefit
9. Death Benefit	Death Benefit
10. Purchases and Contract Values
(a) Purchases	Purchase Payments and Allocation to Investment Options; Account Value
(b) Valuation	Definitions; Charges and Deductions
(c) Daily calculation	Definitions; Purchase Payments and Allocation to Investment Options
(d) Underwriter	Distribution of Variable Annuity Contracts
11. Redemptions
(a) By owner By annuitant	Withdrawals and Surrenders Not Applicable
(b) Texas Optional Retirement Program	Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?
(c) Check delay	Withdrawals and Surrenders
(d) Involuntary redemption	Termination
(e) Free look	Right to Cancel
12. Taxes	Federal Tax Matters
13. Legal Proceedings	Annuity Investors Life Insurance Company
14. Table of Contents for Statement of Additional Information	Statement of Additional Information

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Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
15. Cover Page	(SAI) Cover Page
16. Table of Contents	(SAI) Table of Contents
17. General Information and History	(SAI) Annuity Investors Life Insurance Company: General Information and History
18. Services
(a) Fees and expenses of registrant	(Prospectus) Expense Tables
(b) Management contracts	Not Applicable
(c) Custodian	Not Applicable
Independent auditors	(SAI) Services: Experts
(d) Assets of registrant	Not Applicable
(e) Affiliated persons	Not Applicable
(f) Principal underwriter	Not Applicable
19. Purchase of Securities Being Offered
(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts
(b) Sales load	Not Applicable
(c) Frequent transfer arrangements	(Prospectus) Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix B
20. Underwriters	(Prospectus) Distribution of Variable Annuity Contracts
21. Calculation of Performance Data
(a) Money market funded subaccounts	(SAI) Performance Information: Standardized Yield for the Money Market Accounts
(b) Other Subaccounts	(SAI) Performance Information
22. Annuity Payments	(SAI) Benefit Unit Transfer Formulas; Glossary of Financial Terms
23. Financial Statements	(SAI) Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE SPIRIT®

PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED MAY 1, 2014

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts.” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). The Contracts currently offer the Subaccounts listed below. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

American Century Variable Portfolios, Inc.	Invesco Variable Insurance Funds+
• Capital Appreciation Fund-Class I	• American Value Fund-Series I Shares
• Large Company Value Fund-Class I	• Comstock Fund-Series I Shares
• Mid Cap Value Fund-Class I	• Core Equity Fund-Series I Shares
• Ultra® Fund-Class I	• Diversified Dividend Fund-Series I Share
• Global Health Care Fund-Series I Shares
Davis Variable Account Fund, Inc.	• High Yield Fund-Series I Shares
• Value Portfolio	• Mid Cap Growth Fund-Series I Shares
• Small Cap Equity Fund-Series I Shares
Dreyfus Investment Portfolios
• MidCap Stock Portfolio-Service Shares	Janus Aspen Series
• Technology Growth Portfolio-Initial Shares	• Balanced Portfolio-Institutional Shares
• Enterprise Portfolio-Institutional Shares
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares	• Forty Portfolio-Institutional Shares
• Janus Portfolio-Institutional Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares	• Overseas Portfolio-Institutional Shares

Dreyfus Variable Investment Fund	Morgan Stanley-The Universal Institutional Funds, Inc.
• Appreciation Portfolio-Initial Shares	• Core Plus Fixed Income Portfolio-Class I
• Growth and Income Portfolio-Initial Shares	• Mid Cap Growth Portfolio-Class I
• Money Market Portfolio	• U.S. Real Estate Portfolio-Class I
• Opportunistic Small Cap Portfolio-Initial Shares
Oppenheimer Variable Account Funds
DWS Investments VIT Funds	• Capital Appreciation Fund/VA-Non-Service Shares
• DWS Small Cap Index VIP-Class A	• Capital Income Fund/VA-Non-Service Shares
• Main Street Fund® /VA-Non-Service Shares
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Fund-Class 2	PIMCO Variable Insurance Trust
• Real Return Portfolio-Administrative Class
ALPS Variable Investment Trust (Ibbotson)	• Total Return Portfolio-Administrative Class
• Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
• Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	Wilshire Variable Insurance Trust
• Ibbotson Growth ETF Asset Allocation Portfolio-Class II	• 2015 ETF Fund
• Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II	• 2025 ETF Fund
• 2035 ETF Fund

•	Effective April 25, 2014, the American Century VP VistaSM Fund (the “Target Fund”) was acquired by the American Century VP Capital Appreciation Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations.

•	Effective May 1, 2014, the Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund.

+	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

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Closed Subaccounts

The following investment options are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see the supplemental prospectus that accompanies this prospectus.

Cutoff Date
Calamos® Advisors Trust: Growth and Income Portfolio	April 30, 2012
Janus Aspen Series: Global Research Portfolio-Institutional Shares	November 30, 2004
The Timothy Plan Variable Series: Conservative Growth Variable Series	November 30, 2004
The Timothy Plan Variable Series: Strategic Growth Variable Series	November 30, 2004

Fixed Investment Options

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer the following fixed investment options:

• Fixed Accumulation Account Option	• Fixed Account Option Five-Year Guarantee Period

• Fixed Account Option One-Year Guarantee Period	• Fixed Account Option Seven-Year Guarantee Period

• Fixed Account Option Three-Year Guarantee Period

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This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the applicable Portfolio prospectuses. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2014, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s Web site: http://www.sec.gov. The SEC file number for the Contract is 333-19725. The table of contents for the SAI is printed on the last page of this prospectus.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

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Right to Cancel

You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to interests in the group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

For use with contract and certificate form numbers A801-BD(NQRev.3/97)-3, A801-BD(QRev.3/97)-3, G801-BD(97)-3,C801-BD(97)-3, G801-BD(04)-3, C801-BD(04)-3, P1809003NW, P1809103NW, P2008603NW, and P2008703NW.

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DEFINITIONS

The capitalized terms defined in this section will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.

Account Value. The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.

Accumulation Period. The period during which Purchase Payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit. A share of a Subaccount that an Owner purchases during the Accumulation Period.

Accumulation Unit Value. The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Annuity Commencement Date. The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.

Benefit Payment Period. The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit. A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.

CDSC. Contingent deferred sales charge.

Company. Annuity Investors Life Insurance Company. The words “we” “us” and “our” also refer to the Company.

Death Benefit Valuation Date. The date the death benefit is valued. It is the date that the Company receives at its administrative office both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Asset Value. The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor. The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. For purposes of this prospectus, references to the Owner mean the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.) The words “you” and “your” also refer to the Owner.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payments. An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.

SEC. Securities and Exchange Commission.

Separate Account. Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.

Surrender Value. At any time, the Surrender Value is the Account Value as of the end of the applicable Valuation Period minus the CDSC that would apply upon a surrender; the outstanding balance of any loans; and any applicable premium tax or other taxes not previously deducted. On full surrender, the contract maintenance fee will also be deducted from the Surrender Value.

Tax-Qualified Contract. A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.

Valuation Date. A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values; and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to Purchase Payments only)(1)	7.00%	7.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(3)	3.00%	7.00%

(1)	The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.

(2)	The transfer fee currently applies to transfers in excess of 12 in any contract year.
(3)	Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, depending on the Contract, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 7%.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

	Standard Version	Enhanced Group Version	Enhanced Group Version with Administration Charge Waived
Annual Contract Maintenance Fee	$30	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	0.95%	0.95%
Administration Charge	0.15%	0.15%	0.00%

Total Separate Account Annual Expenses	1.40%	1.10%	0.95%

All contract owners may receive the standard version of the Contract. Certain groups that meet higher underwriting or other criteria may be eligible to obtain the enhanced group version of the Contract. When we also expect to incur reduced administrative expenses, we may also waive the Administration Charge.

If you surrender your Contract, we will apply the contract maintenance fee at that time.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expense, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.29%	1.11%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc. The maximum expenses are the expenses of the Dreyfus IP MidCap Stock Portfolio and the Invesco V.I. Global Health Care Fund.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2013. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than a fund that invests directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

Exampl es

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A above), the annual expenses (described in Table B above), and Portfolio operating expenses (described in Table C above). Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.11%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$989	$1,427	$1,954	$3,930
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$289	$927	$1,654	$3,930

Example 2: Contract with Minimum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.29%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$905	$1,162	$1,488	$2,867
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$205	$662	$1,188	$2,867

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2013, or from the end of the year of inception of a Subaccount, if later, to December 31, 2013; and (2) number of accumulation units outstanding as of the end of each period.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVE RVIEW

What is the Separate Account?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

What Are the Contracts?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general.

During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

What Benefits Are Available under the Contract?

•	Annuity Benefit. When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

•	Death Benefit. A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.

A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.

What Are the Risks Related to the Contract?

•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

•	We may not be able to pay claims related to the annuity or death benefits.

•	A contingent deferred sales charge may apply if you withdraw money from your Contract or surrender your Contract.

•	A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.

How Do I Purchase or Cancel a Contract?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative.

You may cancel a Contract within 20 days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?

A contingent deferred sales charge may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each Purchase Payment. The CDSC percentage decreases over by 1% annually to 0% after seven years from the date of receipt of each Purchase Payment.

The CDSC will be waived in its entirety following the tenth Contract anniversary for Contracts issued pursuant to Internal Revenue Code Section 403(b) (if the Contract is issued without an employer plan endorsement), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus.

A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

•	a transfer fee for certain transfers among investment options;

•	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

•	premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2013 are described in the Portfolio prospectuses and SAIs.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include the Contract number and the Owner’s name. You may also call the Company at 1-800 789-6771, or visit us at our web site, www.gaig.com.

THE PORTFOLIOS

Overview

The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.
Capital Appreciation	Class I	American Century Investment Management	US equity mid cap: mid-cap growth
Large Company Value Fund	Class I	American Century Investment Management	US equity large cap value: large value
Mid Cap Value Fund	Class I	American Century Investment Management	US equity mid cap: mid-cap value
Ultra® Fund	Class I	American Century Investment Management	US equity large cap growth: large growth

Davis Variable Account Fund, Inc.
Value Portfolio	n/a	Davis Selected Advisers Sub-Adviser: Davis Selected Advisers-NY	US equity large cap blend: large blend

Dreyfus Portfolios
Dreyfus Investment Portfolios MidCap Stock Portfolio	Service	The Dreyfus Corporation	US equity mid cap: mid-cap blend
Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	The Dreyfus Corporation	Technology sector equity: technology
The Dreyfus Socially Responsible Growth Fund, Inc.	Initial	The Dreyfus Corporation	US equity large cap blend: large blend
Dreyfus Stock Index Fund, Inc.	Initial	The Dreyfus Corporation Index Manager: Mellon Capital Management (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend
Dreyfus Variable Investment Funds Appreciation Portfolio	Initial	The Dreyfus Corporation	US equity large cap blend: large blend
Dreyfus Variable Investment Funds Growth and Income Portfolio	Initial	The Dreyfus Corporation	US equity large cap growth: large growth
Dreyfus Variable Investment Funds Money Market Portfolio	N/A	The Dreyfus Corporation	US money market: money market-taxable
Dreyfus Variable Investment Funds Opportunistic Small Cap Portfolio	Initial	The Dreyfus Corporation	US equity small cap: small blend

DWS Investments VIT Funds
Small Cap Index VIP	Class A	Deutsche Asset Management, Inc. Sub-Advisor: Northern Trust Investments	US equity small cap: small blend

Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel	Global equity large cap: foreign large value
ALPS Variable Investment Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Moderate allocation: moderate allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Cautious allocation: conservative allocation
Ibbotson Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Aggressive allocation: aggressive allocation
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Cautious allocation: conservative allocation

Invesco Variable Insurance Funds
Invesco V.I. American Value Fund	Series I	Invesco Advisors	US equity mid cap: mid-cap value
Invesco V.I. Comstock Fund	Series I	Invesco Advisors	US equity large cap value: large value
Invesco V.I. Core Equity Fund	Series I	Invesco Advisors	US equity large cap blend: large blend
Invesco V.I. Diversified Dividend Fund	Series I	Invesco Advisors	US equity large cap value: large value
Invesco V.I. Global Health Fund	Series I	Invesco Advisors	Healthcare sector equity: health
Invesco V.I. High Yield Fund	Series I	Invesco Advisors	High yield fixed income: high yield bond
Invesco V.I. Mid Cap Growth Fund	Series I	Invesco Advisors	US equity mid cap: mid-cap growth

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisors	US equity small cap: small blend

Janus Aspen Series
Balanced Portfolio	Institutional	Janus Capital Management	Moderate allocation: moderate allocation
Enterprise Portfolio	Institutional	Janus Capital Management	US equity mid cap: mid-cap growth
Forty Portfolio	Institutional	Janus Capital Management	US equity large cap growth: large growth
Janus Portfolio	Institutional	Janus Capital Management	US equity large cap growth: large growth
Overseas Portfolio	Institutional	Janus Capital Management	Global equity large cap: foreign large blend

Morgan Stanley—The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management	US fixed income: intermediate-term bond
Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management	US equity mid cap: mid-cap growth
U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management	Real estate sector equity: real estate

Oppenheimer Variable Account Funds
Capital Appreciation Fund/VA	Non-Service	OppenheimerFunds	US equity large cap growth: large growth
Capital Income Fund/VA	Non-Service	OppenheimerFunds	Moderate allocation: moderate allocation
Main Street Fund®/VA	Non-Service	OppenheimerFunds	US equity large cap blend: large blend

PIMCO Variable Insurance Trust
Real Return Portfolio	Administrative	Pacific Investment Management	Inflation linked: inflation-protected bond
Total Return Portfolio	Administrative	Pacific Investment Management	US fixed income: intermediate-term bond

Wilshire Variable Insurance Trust
2015 ETF Fund	n/a	Wilshire Associates	Target date 2000-2020: target date 2011-2015
2025 ETF Fund	n/a	Wilshire Associates	Target Date 2021-2045: target date 2021-2025
2035 ETF Fund	n/a	Wilshire Associates	Target date 2021-2045: target date 2031-2035

Note for DWS Investments VIT Funds. Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

If, pursuant to SEC rules, the Dreyfus Money Market Portfolio (the “MM Portfolio”) suspends payment of redemption proceeds in connection with a liquidation of the MM Portfolio, we will delay any transaction involving a transfer or payment from the corresponding Subaccount until the MM Portfolio is liquidated. If you have allocated funds to the MM Portfolio at the time of any such suspension, the delay may impact transfers to another Subaccount, or payments in connection with a surrender of your contract, withdrawal requests, loan requests, annuity benefit payments or the death benefit.

THE FIXED ACCOUNTS

The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

•	Fixed Account Option Three-Year Guarantee Period

•	Fixed Account Option Five-Year Guarantee Period

•	Fixed Account Option Seven-Year Guarantee Period

Note: Currently, you may not allocate Purchase Payments or transfer amounts to the Fixed Account Option One-Year Guarantee Period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next five years.

Renewal of Fixed Account Options with Guarantee Periods. At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the “latest date”).

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period. At the end of the five-year guarantee period, the “latest date” will occur in nine years. You do not elect a new option. The $5,000 is re-allocated to the Fixed Account Option Five-Year Guarantee Period for another five years. At the end of second five-year guarantee period, the “latest date” will occur in four years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Fixed Account Option Five-Year Guarantee Period because the five year guarantee period will extend beyond the “latest date.” No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS

Overview

Each Contract allows for an Accumulation Period during which Purchase Payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus. The telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders or withdrawals, systematic withdrawals, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are set out in the table below.

	Tax-Qualified	Non-Tax-Qualified
Minimum initial Purchase Payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single Purchase Payment	$500,000 or Company approval	$500,000 or Company approval

The Company reserves the right to increase or decrease the minimum initial Purchase Payment or minimum Purchase Payment under a periodic payment program, the minimum allowable additional Purchase Payment, or the maximum single Purchase Payment, at its discretion and at any time, where permitted by law. The Company may, in its sole discretion, restrict or prohibit the allocation of Purchase Payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Processing of Purchase Payments. Each Purchase Payment will be applied by the Company to the credit of the Owner’s account.

•	If the application or order ticket form is in Good Order, the Company will apply the initial Purchase Payment to the Owner’s account within two business days of receipt of the Purchase Payment at the Company’s administrative office.

•

If the application or order ticket form is not in Good Order, the Company will attempt to get the application or order ticket form in Good Order within five business days. If the application or order ticket form is not in Good Order at the end of this period, the Company will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically gives the Company consent to keep the Purchase Payment until the application or order ticket form is in Good

Order. Once the application or order ticket form is in Good Order, the Purchase Payment will be applied to the Owner’s account within two business days.

Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in Good Order at its administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in Good Order at its administrative office.

Investment Options—Allocations

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. The current restrictions on allocations are set out in the table below. The Company may, in its sole discretion, restrict, delay or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to a Fixed Account option with a guarantee period	$2,000 No amounts may be allocated to a guarantee period option that would extend beyond the Annuity Commencement Date.

Restrictions on allocations to either Five-Year Guarantee Interest Rate Option or Seven-Year Guarantee Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be allocated to the Five-Year Guarantee Interest Rate Option and the Seven-Year Guarantee Interest Rate Option only during the first contract year.

Restrictions on allocations during right to cancel period	No current restrictions; however, the Company reserves the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Principal Guarantee Program. An Owner may elect to have the Company allocate a portion of a Purchase Payment to the Fixed Account Option Seven-Year Guarantee Period (the “Seven Year Option”) such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total Purchase Payment (so long as there are no surrenders or withdrawals or loans from the Contract). The Company determines the portion of the Purchase Payment that must be allocated to the Seven Year Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the Purchase Payment after seven years. The remainder of the Purchase Payment will be allocated according to the Owner’s instructions. The minimum Purchase Payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.

Example: You make one Purchase Payment of $100,000 and you elect the principal guarantee program. At the time of your purchase, the interest rate for the Seven Year Option is 3.75%. We allocate $77,282.87 to the Seven Year Option. You allocate the remaining $22,717.13 to a variable investment option. The $77,282.87 allocated to the Seven Year Option earns interest at an annual rate of 3.75%. The variable investment option performs poorly and, for the seven year period, has a return of -5%.

•	Because you selected the principal guarantee program, the $77,282.87 allocated to the Seven Year Option grows to $100,000 after seven years. On the other hand, you lose $1,135.86 (-5% x $22,717.13) in the variable option during the seven year period. The $22,717.13 allocated to the variable option declines to $21,581.27 ($22,717.13 - $1,135.86). As a result, your account value is $121,581.27 ($100,000 + $21,581.27) after seven years.

•	If you did not select the principal guarantee program and allocated all of your Purchase Payment to the variable option, your account would have a –5% return for the seven year period. In this case, you would lose $5,000 (-5% x $100,000) and your account value would be $95,000 ($100,000 - $5,000) after seven years.

	With Principal Guarantee Program		Without Principal Guarantee Program
	At time of purchase	After 7 years	At time of purchase	After 7 years
Seven Year Option	$77,282.87	$100,000.00	$0	$0
Variable Option	$22,717.13	$21,581.27	$100,000	$95,000

Account Value	$100,000.00	$121,581.27	$100,000	$95,000

The amount that must be allocated to the Seven Year Option under the principal guarantee program varies based on the interest rate in effect at the time of the Purchase Payment.

•	A higher interest rate means that a smaller portion of the Purchase Payment must be allocated to the Seven Year Option.

•	A lower interest rate means that a larger portion of the Purchase Payment must be allocated to the Seven Year Option.

CHARGES AND DEDUCTIONS

Overview

There are two types of charges and deductions assessed by the Company.

•	Charges and deductions we assess against your Contract

•	Charges and deductions we assess against the Separate Account

Charges and Deductions Assessed against Your Contract

There are charges assessed to the Contract that are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable.

Contingent Deferred Sales Charge (“CDSC”)	Purpose of Charge: Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge

Up to 7% of each Purchase Payment withdrawn from the Contract depending on number of years elapsed between the date of receipt of the Purchase Payment and the date written request for withdrawal or surrender is received. The CDSC is calculated as a percentage of the Purchase Payment withdrawn or surrendered.

	Number of full years elapsed	0	1	2	3	4	5	6	7 +
	CDSC	7%	6%	5%	4%	3%	2%	1%	0%

When and How Deducted	On surrenders or withdrawals of Purchase Payments, not earnings, during Accumulation Period. For purposes of calculating the CDSC, we process withdrawals and surrenders against Purchase Payments in the order in which we received the Purchase Payments.

Waivers

•     Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.

•     In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•     Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

•     If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (1) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (2) after Contract has been in force 10 years or more.

•     Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.

•     If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

•     See Stepped Up Account Value. See the Step Up in Account Value for Successor Owner section of this prospectus for information.

•     Where required to satisfy state law or required for participation in certain retirement plans.

Deduction for Contingent Deferred Sales Charge When You Take a Withdrawal. Unless you instruct us otherwise, any contingent deferred sales charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Contract Maintenance Fee	Purpose of Charge: Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When and How Deducted	During the Accumulation Period, the charge is deducted pro rata from amounts invested in the Subaccounts on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Waivers

•     During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).

•     During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

•     In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•     During the Benefit Payment Period where required to satisfy state law.

Transfer Fee	Purpose of Charge: Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that the Company would impose on a transfer is $30.

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Premium Taxes. Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time Purchase Payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Expenses Related to Loans. If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Charges and Deductions Assessed against the Separate Account

There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the administration charge and the mortality and expense risk charge.

Administration Charge	Purpose of Charge: Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to make benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	When the Company expects to incur reduced sales and servicing expenses with respect to a group contract, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Group Versions” of the Contract The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.

Expenses of the Portfolios. In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses, which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Maximum Charges and Deductions

Except as indicated above, the Company will never charge more to a Contract than the fees and charges described above, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus if, in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Discretionary Waivers of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

TRANSFERS

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer at its administrative office. Transfers to a Subaccount will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in Good Order at its administrative office. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Current Restrictions on Transfers. The current restrictions on transfers are set out in the table below.

Minimum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less than $1,000

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Accumulation Account	None

Minimum transfer to Fixed Account option with guarantee period	$2,000 No amounts may be transferred to a guarantee period option that would extend beyond the Annuity Commencement Date.

Maximum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified
Maximum transfer from Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary.

Maximum transfer from maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.

Maximum transfer from non-maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary without penalty.

Timing Restrictions	Tax-Qualified and Non-Tax-Qualified
Timing restrictions on transfers from Fixed Account options

•     Transfers from Fixed Account options may not be made prior to first Contract anniversary.

•     Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

Timing restrictions on transfers to Fixed Account option with guarantee period	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Three-Year Guarantee Interest Rate Option only during the first contract year.

How to Request a Transfer. Currently, instead of placing a request in writing, an Owner may place a request to transfer all or part of the Account Value by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-768-5115, or over the Internet through the Company’s web site at www.gaig.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in Good Order or that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Automatic Transfer Programs. During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes

Dollar Cost Averaging Note:

Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Note: Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guarantee Interest Rate Option if the Principal Guarantee Program is selected.

Changes in or Termination of Automatic Transfer Programs. The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771, by U.S. or overnight mail, or by facsimile at 513-768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Restrictions on Transfers Relate to Active Trading Strategies. Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.

Appendix B to this prospectus contains more information about the processes and restrictions.

WITHDRAWALS AND SURRENDERS

An Owner may take a withdrawal or surrender a Contract during the Accumulation Period. A contingent deferred sales charge (CDSC) may apply to a withdrawal or a surrender.

Unless you instruct us otherwise, any CDSC that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the CDSC rate is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Restrictions and Charges on Withdrawals and Surrenders. The restrictions and charges on withdrawals and surrenders are set out in the table below.

Minimum amount of withdrawal	$500

Minimum remaining Surrender Value after withdrawal	$500

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge	Up to 7% of Purchase Payments

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)

Amount available for withdrawal or surrender (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)

•     Tax-Qualified Contract: Account Value, subject to tax law or employer plan restrictions on withdrawals or surrenders

•     Non-Tax-Qualified Contract: Account Value, subject to employer plan restrictions on withdrawals

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	• First from accumulated earnings (no CDSC applies); and • Then from Purchase Payments in the order in which we receive them (CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.

A withdrawal or surrender is effective on the Valuation Date during which the Company receives the request at its administrative office, and will be processed at the next Accumulation Unit Value calculated after the Company receives the request in Good Order at its administrative office. Payment may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment from a Fixed Account option may be delayed for up to six months after receipt of the request as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege. During the first contract year, the Company will waive the CDSC on an amount equal to not more than 10% of all Purchase Payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (1) accumulated earnings (Account Value in excess of Purchase Payments); or (2) 10% of the Account Value as of the last Contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long-Term Care Waiver Rider. If the Long-Term Care Waiver Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first Contract anniversary. There is no charge for this rider.

Systematic Withd rawal

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. For systematic withdrawals, the minimum monthly withdrawal amount is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and a potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. The Company may make loans to Owners of certain tax-qualified Contracts.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the Fixed Accumulation Account option. The collateral will earn a fixed rate of interest applicable to loan collateral, which will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 1%, the maximum loan interest spread is 7%.

•	Because we are currently charging 6% interest on loans and we are crediting 3% interest on collateral, the current loan interest spread is 3%.

•	A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum loan interest spread will be higher than 7% and the current loan interest spread will be higher than 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.

Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

ANNUITY BENEFIT

Annuity Commencement Date. You may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. The Annuity Commencement Date generally must be no later than the Contract anniversary following your 85th birthday or five years after the Contract’s effective date, whichever is later. It can be later only if we agree.

Annuity Benefit Amount. The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period.

Form of Annuity Benefit Payments. The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus. For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, these payments will be a combination of variable and fixed dollar payments. For all other Contracts, these payments will be fixed dollar payments.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal.

Death Benefit Amount

The calculation of the Death Benefit Amount depends on the form of individual Contract that you received, or the form of the master group Contract that was issued. The different forms contain provisions that affect the way the Death Benefit Amount is calculated.

The charts in the sections below are intended to help you identify the version of the Death Benefit that applies to your Contract. If you have questions about which version of the Death Benefit applies, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Individual Contracts. If you own an individual Spirit Contract, you can determine whether Version 1, Version 2 or Version 3 applies to your Contract by matching your contract and endorsement form numbers to the form numbers in the chart below.

Form Numbers for Individual Contracts	Issue Dates
Death Benefit Version 1 A801-BD(Q Rev. 3/97)-3 with no death benefit endorsement A801-BD(NQ Rev. 3/97)-3 with no death benefit endorsement	Applies to all individual contracts issued before November 11, 2000, and to contracts in certain states after that date

Death Benefit Version 2 and Version 2E

A801-BD(Q Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)

A801-BD(NQ Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)

Note: Death Benefit Version 2E will apply to your Contract only if you selected the optional enhanced death benefit when you purchased your Contract.

Applies to individual contracts issued in certain states after November 11, 2000

Death Benefit Version 3 A801-BD(Q Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW) A801-BD(NQ Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW) P1809003NW P1809103NW	Applies to most individual contracts issued on or after June 1, 2003

Group Contracts. If you are the owner of a master group Spirit Contract, you can determine whether Version 1 or Version 3 applies to your group Contract by matching your master group contract and endorsement form numbers to the form numbers in the chart below.

If you are a participant under a master group Spirit Contract, the version of the Death Benefit that applies to the master group Contract also applies to your certificate. If you have questions about which version of the Death Benefit applies, you may contact the owner of the master group Contract, or you may contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423 or call us at 1-800-789-6771.

Note: If a certificate was issued to a participant on or after June 1, 2003, the date on which the certificate was issued does not determine which version of the Death Benefit applies.

Form Numbers for Master Group Contracts	Issue Dates
Death Benefit Version 1 G801-BD(97)-3 with no death benefit endorsement G801-BD(04)-3 with no death benefit endorsement	Applies to all master group Contracts issued before
June 1, 2003, and to certain master group Contracts issued after that date, and to all certificates issued to participants under those particular master group Contracts

Death Benefit Version 3 G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2007803NW) G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2008003NW) P20086003NW	Applies to certain master group Contracts issued on or after June 1, 2003, and all certificates issued to participants under those particular master group Contracts

Death Benefit Amount (Version 1)

Scenario A: If you die before age 80 and before the Annuity Commencement Date, the death benefit will be an amount equal to the largest of the following three amounts:

1)	The Account Value on the Death Benefit Valuation Date;

2)	The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)	The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to the Death Benefit Valuation Date, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario B: If you die after age 80 and before the Annuity Commencement Date, the death benefit will be an amount equal to the largest of the following three amounts:

1)	The Account Value on the Death Benefit Valuation Date;

2)	The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually through the Contract anniversary prior to your 80th birthday, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)	The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to your 80th birthday, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario C: If your Contract was issued to you after age 80 and you die before the Annuity Commencement Date, the death benefit will be the greater of:

1)	The Account Value on the Death Benefit Valuation Date; or

2)	The total Purchase Payment(s), less any withdrawals and any contingent deferred sales charges that applied to those amounts.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Example of Determination of Death Benefit Amount for Version 1—Scenario A. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 1 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and our Account Value is $90,000,

•	the “largest Account Value” is $140,000, and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the Purchase Payment amount, increased by interest and reduced for withdrawals.

Purchase Payments	$100,000
Plus interest	+42,576

Purchase Payments increased by interest	142,576
Less reduction for withdrawals	– 10,000

Purchase Payments increased by interest and and reduced for withdrawals	$132,576

Step Two: Calculate the largest Account Value amount, reduced for withdrawals.

Largest Account Value	$140,000
Less reduction for withdrawals	– 10,000

Largest Account Value reduced for withdrawals	$130,000

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• reduced Purchase Payments, increased by interest	$132,576
• reduced largest Account Value	$130,000

Immediately after the withdrawal, the reduced Purchase Payments plus interest of $132,576 is greater than the reduced largest Account Value of $130,000 and the Account Value of $80,000, so the Death Benefit amount would be $132,576.

Death Benefit Amount (Version 2)

The Death Benefit will equal the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the Minimum Death Benefit; or

3)	the Historic High Value;

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Minimum Death Benefit. The Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for withdrawals, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

•	If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date.

•	If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract anniversary prior to the 80th birthday.

•	No interest will be added if the Owner was Age 80 before this Contract was issued.

Historic High Value. The Historic High Value is equal to the High Value, reduced proportionally for withdrawals taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the Owner’s 75th birthday, there is no High Value. This means there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 2. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 2 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “High Value” is $140,000, and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	88,889
Plus interest	+ 42,576

Minimum Death Benefit	$131,465

Step Three: Calculate the proportional reduction in the High Value.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$140,000	High Value	x 11.1111%	Percentage Reduction	= $15,556	Proportional Reduction

Step Four: Calculate the Historic High Value amount, which is the same as the reduced High Value amount.

High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• Minimum Death Benefit	$131,465
• Historic High Value	$124,444

Immediately after the withdrawal, the Minimum Death Benefit of $131,465 is greater than the Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $131,465.

Death Benefit Amount (Version 2E)

See Appendix C for information about Death Benefit Amount (Version 2E).

Death Benefit Amount (Version 3)

The Death Benefit will equal the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total of all your Purchase Payments, reduced proportionally for partial surrenders; or

3)	the Historic High Value.

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total account value immediately before that date.

Historic High Value. The Historic High Value is equal to the lesser of (1) 200% of the total Purchase Payments, reduced proportionally for withdrawals; and (2) the High Value, reduced proportionally for withdrawals taken after the High Value was reached.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 65.

•	If the Contract was issued after the Owner’s 60th birthday, there is no High Value.

•	If the Death Benefit Valuation Date is before the fifth Contract anniversary, then there is no High Value.

•	If there is no High Value then there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 3. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 3 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “High Value” is $140,000, and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction in the Purchase Payments.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Calculate the proportional reduction in the High Value.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$140,000	High Value	X 11.1111%	Percentage Reduction	= $15,556	Proportional Reduction

Step Four: Calculate the reduced High Value amount.

High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

High Value reduced for withdrawals	$124,444

Step Five: Calculate the proportional reduction in the 200% Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$200,000	200% Purchase Payments	x 11.1111%	Percentage Reduction	= $22,222	Proportional Reduction

Step Six: Calculate the reduced 200% Purchase Payment amount.

200% Purchase Payments	$200,000
Less proportional reduction for withdrawals	– 22,222

200% Purchase Payments reduced for withdrawals	$177,778

Step Seven: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• reduced Purchase Payments amount	$88,889
• reduced High Value amount	$124,444
• reduced 200% Purchase Payments amount	$177,778

First, determine the Historic High Value by comparing the reduced High Value amount and the reduced 200% Purchase Payment amount. Immediately after the withdrawal, the reduced High Value of $124,444 is less than the reduced 200% Purchase Payments of $177,778. As a result, the Historic High Value is the reduced High Value of $124,444.

Next, compare the Account Value, the reduced Purchase Payment amount, and the Historic High Value amount. Immediately after the withdrawal, the Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.

Death Benefit Payment

For all Contracts, an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit with monthly payments for a fixed period of four years.

The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death. The day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request, and may be made or changed at any time.

The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.

In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Lump Sum Payments of Death Benefits Prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be smaller as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be smaller as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description
Income for a Fixed Period	The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period	The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity	The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity	The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually.

For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.

The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

FORMS OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value that the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Variable Dollar Payments. The variable dollar base benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base benefit payment includes a fixed rate of interest, benefit payments will be less than the base payment if the net investment performance of the applicable Subaccount(s) is less than the fixed rate of interest. Benefit payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than the fixed rate of interest.

The amount of each benefit payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described below. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is generally the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The deduction for the contract maintenance fee is equal to the amount of the annual fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Statement of Additional Information.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the smaller the amount of each payment because more payments will be made.

•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the smaller the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.

Additional information about the net investment factor and the assumed interest rate is included in the Statement of Additional Information.

THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the state modifications that apply to your Contract or certificate, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Cancellation and Termination

Right to Cancel. The Owner of an individual Contract may cancel it before midnight of the 20th day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the Purchase Payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received at the Company’s administrative office. When required by state or federal law, the Company will return the Purchase Payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all Purchase Payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Termination. The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

Persons with Rights under a Contract

Owner. The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners. There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make Purchase Payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit that becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner. The surviving spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) must make an election within one year of the Owner’s death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the Successor Owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with those rules.

Same-Gender Married Couples, Civil Union Partners, and Domestic Partners. Federal tax law now recognizes a marriage of same-gender individuals if the marriage was validly entered into in a state or foreign jurisdiction that authorizes it, regardless of whether recognized by the law of their state of residence. Therefore, the rights to become successor owner and the favorable tax treatment provided by federal tax law to a surviving spouse are available to the surviving spouse of a same-gender marriage. However, the rights to become successor owner are only available to a civil union partner/domestic partner in applicable states, and the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Step Up in Account Value for Successor Owner. If the surviving spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit that otherwise would have been payable, as of the date that would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any Purchase Payments applied to the Contract after that date. There is no additional charge associated with this feature.

Annuitant. The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary. The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee. Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee. Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

General. The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

Additions, Deletions or Substitutions of Subaccounts. New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.

In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES

To the extent required by law, shares of a Portfolio held in the Separate Account will be voted by the Company at regular and special shareholder meetings of that Portfolio in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

The Contracts are sold by insurance agents who are also registered representatives of broker-dealers that have entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the contracts. GAA pays commissions to other broker-dealers for sales made through their registered representatives, and these broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the Purchase Payments received for a contract. The maximum percentage is 8.5% of the Purchase Payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.

The Statement of Additional Information includes more information about the compensation we pay to GAA and the additional compensation that GAA pays to select selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, the employer should seek competent legal and tax advice regarding the establishment, maintenance, and operation of the plan, and you should seek competent legal and tax advice regarding the suitability of the Contract for the particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, 401(k), or 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to other amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts
Plan Types

•   IRC §408 (IRA, SEP, SIMPLE IRA)

•   IRC §408A (Roth IRA)

•   IRC §403(b) (Tax-Sheltered Annuity)

•   IRC §401 (Pension, Profit–Sharing,
401(k))

•   Governmental IRC §457(b)

•   IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	• IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions made before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions

The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until

April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required minimum distributions during life.

All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if the required beginning date for distributions from a tax-qualified Contract had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each contract year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.

We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding — Revocation of Consent. Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.gaig.com.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 or www.gaig.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The SEC file number for the Contract is 333-19725.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company	Distribution of the Contracts
General Information and History	Compensation Paid to GAA
State Regulations	Additional Compensation Paid to Selected Selling Firms
Separate Account and Subaccounts	Performance Information
Portfolios	Standardized Total Return—Average Annual Total Return
General Information	Adjusted Historical Total Return
Revenue We Receive from the Portfolios and/or Their Service Providers	Non-Standardized Total Return—Cumulative Total Return
Services	Standardized Yield for the Money Market Subaccount
Telephone, Facsimile and Internet Instructions for Transfer Requests	Benefit Unit Transfer Formulas
Safekeeping of Separate Account Assets	Glossary of Financial Terms
Records and Reports	Federal Tax Matters
Experts	Taxation of Separate Account Income
Tax Deferral on Non-Tax-Qualified Contracts
Financial Statements

Copies of the Statement of Additional Information dated May 1, 2014 are available without charge.

•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gaig.com to request a copy.

Annuity Investors Variable Account B

Request for Statement of Additional Information

Name:

Address:

City, State, Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)
14.431820	175,214.841	14.836291	571.713	15.042053	9,459.965	12/31/13
11.144510	186,739.566	11.422098	524.589	11.563002	5,635.675	12/31/12
9.711168	214,654.017	9.922696	318.584	10.029814	3,584.109	12/31/11
9.739897	221,618.541	9.921895	286.016	10.013853	393.296	12/31/10
8.901355	251,200.267	9.040175	408.687	9.110166	276.061	12/31/09
7.520419	292,792.476	7.614507	586.278	7.661835	212.809	12/31/08
12.161971	382,937.244	12.276538	562.471	12.334045	161.673	12/31/07
12.494572	420,902.275	12.573776	280.955	12.613437	125.863	12/31/06
10.560864	99,384.541	10.595660	82.915	10.613037	0.000	12/31/05
10.216542	36,701.792	10.219180	0.000	10.220496	0.000	12/31/04
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
20.773235	339,492.663	21.355435	1,046.925	21.651433	8,069.327	12/31/13
16.191909	372,125.285	16.595210	1,045.844	16.799792	6,345.659	12/31/12
14.117831	438,456.612	14.425323	1,594.419	14.580948	3,634.414	12/31/11
14.417878	512,668.298	14.687266	1,820.735	14.823288	491.989	12/31/10
12.261657	554,495.560	12.452868	1,805.921	12.549202	0.000	12/31/09
9.570065	643,576.702	9.689796	2,128.521	9.749980	0.000	12/31/08
12.830516	824,409.182	12.951404	1,978.442	13.012035	0.000	12/31/07
13.320957	911,824.088	13.405406	2,031.092	13.447669	0.000	12/31/06
11.229852	114,376.075	11.266849	132.931	11.285315	0.000	12/31/05
10.395465	24,970.228	10.398152	0.000	10.399486	0.000	12/31/04
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
15.773566	323,332.417	16.215644	2,441.769	16.440460	3,376.867	12/31/13
11.670588	343,466.575	11.961288	3,573.179	12.108775	2,630.147	12/31/12
10.390341	382,563.084	10.616660	4,254.932	10.731230	2,115.876	12/31/11
10.426360	425,837.801	10.621190	7,693.772	10.719593	399.260	12/31/10
9.109140	465,662.403	9.251218	7,296.322	9.322807	399.260	12/31/09
6.869832	518,640.998	6.955803	7,329.338	6.999024	297.949	12/31/08
11.906808	575,813.493	12.019004	7,031.090	12.075286	130.840	12/31/07
9.979396	707,542.380	10.042693	8,378.330	10.074375	485.952	12/31/06
10.463493	32,615.015	10.497965	0.000	10.515180	411.819	12/31/05
10.386756	598.086	10.389435	0.000	10.390771	0.000	12/31/04
American Century VP VistaSM Fund-Class I Shares (Inception Date 12/1/2004)
16.304883	437,288.985	16.761854	1,398.806	16.994278	483.351	12/31/13
12.703375	503,308.587	13.019788	2,604.289	13.180348	239.945	12/31/12
11.144529	549,578.667	11.387273	2,491.519	11.510165	239.945	12/31/11
12.271322	677,149.148	12.500604	3,919.696	12.616420	249.650	12/31/10
10.046098	743,185.410	10.202788	5,350.674	10.281743	231.050	12/31/09
8.319404	826,352.105	8.423513	8,326.352	8.475842	201.267	12/31/08
16.424171	915,985.190	16.578885	8,152.670	16.656480	192.517	12/31/07
11.918299	976,806.445	11.993889	11,321.554	12.031706	181.135	12/31/06
11.088360	79,780.294	11.124884	0.000	11.143119	21.514	12/31/05
10.399373	4,938.285	10.402055	0.000	10.403392	21.514	12/31/04
Davis Value Portfolio (Inception Date 5/1/2007)
11.649064	95,678.915	11.888069	2,935.808	12.008955	5,197.583	12/31/13

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
8.854556	98,427.146	9.008815	2,927.853	9.086665	4,912.307	12/31/12
7.942116	121,657.376	8.055826	3,665.277	8.113069	3,832.806	12/31/11
8.405610	189,109.456	8.500108	3,635.663	8.547573	2,973.728	12/31/10
7.559947	190,658.865	7.621755	2,583.968	7.652717	1,955.888	12/31/09
5.845926	154,220.486	5.875823	945.382	5.890766	1,230.299	12/31/08
9.935864	36,509.854	9.956171	13.838	9.966295	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
14.077773	72,702.273	14.366547	414.620	14.512605	4,330.179	12/31/13
10.599682	65,350.491	10.784301	360.021	10.877464	3,153.542	12/31/12
9.008668	51,137.405	9.137629	211.394	9.202542	2,825.885	12/31/11
9.118201	54,623.667	9.220701	138.711	9.272177	0.000	12/31/10
7.284643	6,059.237	7.344183	0.000	7.374033	0.000	12/31/09
5.459428	6,054.670	5.487338	0.000	5.501304	0.000	12/31/08
9.297957	1,976.759	9.316963	0.000	9.326448	0.000	12/31/07
Dreyfus IP Technology Growth Portfolios-Initial Shares (Inception Date 12/1/2004)
18.945844	696,116.725	19.476811	1,048.828	19.746873	2,271.775	12/31/13
14.468533	760,683.232	14.828894	3,828.369	15.011755	1,302.878	12/31/12
12.692241	830,225.679	12.968656	4,375.537	13.108589	1,504.317	12/31/11
13.958169	919,000.964	14.218937	5,554.461	14.350654	906.463	12/31/10
10.895130	997,390.377	11.065036	4,874.101	11.150653	818.657	12/31/09
7.008211	1,051,298.784	7.095896	4,912.351	7.139993	786.393	12/31/08
12.085181	1,154,532.874	12.199017	4,614.070	12.256148	568.074	12/31/07
10.684409	1,309,668.746	10.752145	7,254.620	10.786066	493.194	12/31/06
10.388053	32,100.558	10.422269	0.000	10.439369	20.730	12/31/05
10.151024	198.889	10.153642	0.000	10.154947	20.730	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
16.943964	421,241.321	17.805108	2,241.576	18.251125	853.221	12/31/13
12.791488	451,515.106	13.400813	8,371.443	13.715738	752.452	12/31/12
11.586654	484,797.888	12.101538	9,130.068	12.367091	631.853	12/31/11
11.646028	515,234.318	12.126698	8,587.138	12.374074	500.964	12/31/10
10.287151	560,684.875	10.679251	7,795.056	10.880630	0.000	12/31/09
7.800236	579,088.137	8.072969	7,715.712	8.212751	0.000	12/31/08
12.064814	630,147.828	12.448556	6,547.156	12.644827	0.000	12/31/07
11.353220	701,011.037	11.678582	5,863.440	11.844662	0.000	12/31/06
10.543914	795,479.598	10.813247	5,790.816	10.950470	0.000	12/31/05
10.320091	913,267.538	10.551666	5,286.547	10.669460	0.000	12/31/04
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
20.547425	2,179,625.801	21.591509	16,677.015	22.132579	13,737.827	12/31/13
15.783917	2,415,631.774	16.535639	19,777.982	16.924374	8,913.129	12/31/12
13.832288	2,653,082.651	14.446851	17,801.509	14.763987	7,607.883	12/31/11
13.769660	2,952,544.404	14.337884	16,707.673	14.630486	6,314.989	12/31/10
12.160550	3,157,298.781	12.623970	14,673.632	12.862112	4,483.990	12/31/09
9.762392	3,356,601.303	10.103650	13,245.896	10.278672	3,454.321	12/31/08
15.752402	3,792,658.208	16.253270	8,643.223	16.509660	1,009.877	12/31/07
15.179498	4,190,418.249	15.614354	7,744.043	15.836519	532.986	12/31/06
13.328744	4,493,460.193	13.669089	6,535.021	13.842665	537.406	12/31/05
12.911696	4,792,865.682	13.201315	7,554.962	13.348780	680.516	12/31/04

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
21.155122	418,467.616	22.230051	535.478	22.786800	4,112.458	12/31/13
17.716660	480,698.667	18.560388	1,500.955	18.996453	3,838.950	12/31/12
16.272277	530,768.195	16.995212	1,550.488	17.368050	2,656.358	12/31/11
15.138504	574,110.520	15.763195	1,560.588	16.084677	75.249	12/31/10
13.314101	646,153.835	13.821459	2,554.564	14.082019	53.885	12/31/09
11.017708	708,576.070	11.402845	3,921.416	11.600224	30.664	12/31/08
15.862343	863,904.016	16.366759	3,664.796	16.624757	17.568	12/31/07
15.017729	946,182.350	15.447987	4,551.668	15.667624	0.000	12/31/06
13.075735	1,005,802.778	13.409645	4,744.717	13.579785	0.000	12/31/05
12.704674	1,036,367.953	12.989662	6,831.224	13.134636	150.958	12/31/04
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
17.966939	226,651.886	18.879977	499.416	19.352985	1,455.617	12/31/13
13.321838	256,128.605	13.956353	5,161.119	14.284381	735.182	12/31/12
11.443593	267,262.291	11.952080	4,813.443	12.214396	704.263	12/31/11
11.939359	304,183.806	12.432089	4,442.428	12.685752	4.044	12/31/10
10.209163	333,618.716	10.598240	4,148.936	10.798137	4.044	12/31/09
8.039857	397,593.350	8.320928	3,603.879	8.465028	4.044	12/31/08
13.684704	484,210.513	14.119889	3,131.987	14.342553	4.044	12/31/07
12.799045	534,977.589	13.165752	3,400.363	13.353024	0.000	12/31/06
11.335178	573,338.603	11.624648	4,096.135	11.772215	0.000	12/31/05
11.122877	660,745.227	11.372419	5,058.158	11.499396	0.000	12/31/04
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
1.157951	2,752,059.241	1.208733	44,065.536	1.235177	44,726.980	12/31/13
1.172130	3,400,012.115	1.219739	46,883.550	1.244672	34,550.351	12/31/12
1.186386	4,042,444.467	1.230805	43,697.057	1.254221	22,403.491	12/31/11
1.200448	4,830,483.049	1.241697	42,561.820	1.263611	15,198.019	12/31/10
1.214495	5,766,256.197	1.252565	45,108.568	1.272974	11,666.616	12/31/09
1.227384	6,894,098.095	1.262277	38,305.622	1.281179	3,284.131	12/31/08
1.216497	7,980,519.294	1.248206	35,610.229	1.265595	7.177	12/31/07
1.183188	6,426,348.042	1.211707	35,651.958	1.227578	0.000	12/31/06
1.152576	6,753,332.466	1.177927	40,350.784	1.192295	0.000	12/31/05
1.140557	5,458,310.932	1.162738	4,618.151	1.175604	0.000	12/31/04
Dreyfus VIF Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 7/15/1997)
19.299985	392,346.554	20.281036	304.495	20.789513	806.254	12/31/13
13.176728	439,984.821	13.804535	1,780.473	14.129250	239.222	12/31/12
11.085179	470,581.549	11.577904	1,777.376	11.832216	608.696	12/31/11
13.049170	505,999.336	13.587862	2,196.614	13.865307	565.947	12/31/10
10.091016	566,076.124	10.475736	3,327.238	10.673474	594.992	12/31/09
8.120054	592,552.159	8.404032	3,429.651	8.549692	644.201	12/31/08
13.197067	683,423.829	13.616883	3,292.355	13.831817	635.120	12/31/07
15.049986	807,530.215	15.481299	5,517.924	15.701713	516.548	12/31/06
14.708620	908,638.512	15.084331	6,468.518	15.276001	459.556	12/31/05
14.099077	919,021.905	14.415462	6,838.658	14.576616	548.248	12/31/04
DWS Small Cap Index VIP Fund-Class A (Inception Date 5/1/1999)
24.990567	204,381.417	26.121057	262.736	26.704368	2,715.143	12/31/13
18.281495	216,197.887	19.050535	240.525	19.446511	2,386.295	12/31/12
15.950320	246,483.584	16.570592	159.151	16.889302	1,786.098	12/31/11

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
16.923585	283,164.554	17.528415	171.426	17.838550	540.504	12/31/10
13.579609	294,557.144	14.022277	171.426	14.248812	327.071	12/31/09
10.880984	299,117.876	11.201557	217.385	11.365292	232.865	12/31/08
16.753029	419,825.549	17.193942	153.623	17.418714	103.383	12/31/07
17.321028	452,371.808	17.722591	276.237	17.926929	73.897	12/31/06
14.951171	417,983.505	15.251478	151.892	15.404037	57.528	12/31/05
14.543337	347,239.433	14.790573	44.787	14.915983	36.274	12/31/04
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.546536	213,422.095	11.783338	223.175	11.903144	13,588.433	12/31/13
10.468828	263,014.521	10.651102	1,743.840	10.743106	10,673.266	12/31/12
9.582086	220,613.239	9.719178	1,579.763	9.788226	7,632.280	12/31/11
9.804853	213,433.130	9.915011	1,409.932	9.970363	2,636.256	12/31/10
8.907869	186,322.194	8.980628	1,219.928	9.017101	1,018.156	12/31/09
7.558919	107,236.129	7.597522	1,051.150	7.616827	0.000	12/31/08
10.093988	48,022.988	10.114606	801.436	10.124902	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.435143	49,479.756	11.669589	610.793	11.788240	4,366.463	12/31/13
11.307621	58,845.157	11.504437	2,043.470	11.603815	3,142.103	12/31/12
10.901054	63,179.716	11.056957	1,896.821	11.135492	1,875.587	12/31/11
10.718686	70,369.207	10.839062	1,744.889	10.899571	416.864	12/31/10
10.218964	63,998.511	10.302376	1,504.883	10.344203	152.048	12/31/09
9.572516	57,711.154	9.621357	1,052.032	9.645794	0.000	12/31/08
10.331779	12,429.371	10.352868	798.961	10.363409	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.297881	282,439.876	11.529597	26.457	11.646826	24,988.645	12/31/13
9.831643	311,928.946	10.002842	2,006.072	10.089265	29,541.369	12/31/12
8.831294	325,548.201	8.957666	1,767.898	9.021307	23,401.801	12/31/11
9.298466	292,906.241	9.402949	1,525.288	9.455443	19,638.562	12/31/10
8.282285	258,899.931	8.349955	1,308.443	8.383881	10,991.398	12/31/09
6.738875	162,988.155	6.773305	1,058.808	6.790527	4,389.235	12/31/08
9.994910	55,891.199	10.015324	805.328	10.025519	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.470964	54,707.898	11.706201	35.377	11.825199	9,992.380	12/31/13
10.839063	78,530.337	11.027762	2,540.031	11.123004	24,783.846	12/31/12
10.191838	70,451.807	10.337621	2,051.426	10.411042	20,552.580	12/31/11
10.225248	72,550.676	10.340093	1,553.507	10.397817	15,416.848	12/31/10
9.525025	73,753.690	9.602792	1,319.783	9.641793	14,836.552	12/31/09
8.526582	35,362.381	8.570101	1,302.787	8.591886	18.461	12/31/08
10.193054	9,987.815	10.213871	805.937	10.224263	0.000	12/31/07
Invesco V.I. American Value Fund-Series I Shares (Inception Date 7/15/1997)
35.930113	263,974.437	37.756096	1,169.565	38.702592	2,002.222	12/31/13
27.140076	290,678.039	28.432847	1,429.027	29.101539	1,890.713	12/31/12
23.466359	337,061.529	24.509120	1,547.940	25.047366	1,733.768	12/31/11
23.581678	373,350.171	24.554917	1,968.927	25.056260	1,452.874	12/31/10
19.564836	405,313.835	20.310531	2,290.539	20.693868	1,127.798	12/31/09
14.254077	429,690.091	14.752454	5,446.869	15.008140	726.316	12/31/08
24.624489	546,047.920	25.407617	5,239.508	25.808634	396.489	12/31/07
23.159385	581,474.070	23.822985	6,217.919	24.162157	0.000	12/31/06

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
19.459486	530,733.841	19.956509	5,226.294	20.210094	0.000	12/31/05
17.572071	467,487.388	17.966354	4,302.132	18.167210	0.000	12/31/04
Invesco Comstock Fund-Series I Shares (Inception Date 5/1/2011)
14.025444	593,591.602	14.140141	12,289.555	14.197646	6,818.750	12/31/13
10.461220	669,292.355	10.514778	12,246.413	10.541572	5,859.891	12/31/12
8.899027	788,946.970	8.917305	11,301.176	8.926428	5,085.235	12/31/11
Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
15.295791	413,576.950	15.657419	2,035.538	15.840787	2,221.236	12/31/13
12.002368	476,803.908	12.248855	3,349.548	12.373554	2,484.698	12/31/12
10.689653	548,698.728	10.875898	3,343.527	10.969906	2,476.624	12/31/11
10.848006	619,908.793	11.003568	4,671.523	11.081917	141.577	12/31/10
10.042331	638,170.693	10.155438	5,064.866	10.212277	120.484	12/31/09
7.938572	737,379.930	8.003616	5,312.221	8.036226	61.410	12/31/08
11.525903	807,450.262	11.584894	4,107.964	11.614400	15.286	12/31/07
10.812798	946,182.515	10.834974	3,675.733	10.846037	0.000	12/31/06
Invesco V.I. Diversified Dividend Fund-Series I Shares (Inception Date 5/1/2001)
13.819067	85,781.764	13.932071	514.308	13.988754	3,230.947	12/31/13
10.695708	78,953.087	10.750457	411.372	10.777863	512.350	12/31/12
9.137312	82,836.989	9.156070	307.180	9.165439	329.924	12/31/11
5.552872	156,743.557	5.717504	324.287	5.801496	445.947	12/31/10
5.105057	166,863.342	5.240456	320.689	5.309402	340.535	12/31/09
4.063096	166,382.593	4.158185	2,546.957	4.206499	222.160	12/31/08
10.161746	160,195.947	10.367656	1,986.127	10.472081	148.794	12/31/07
13.250780	177,386.400	13.477974	2,490.821	13.592983	112.573	12/31/06
11.540835	198,663.153	11.703172	1,383.076	11.785233	75.651	12/31/05
11.051409	208,252.570	11.172949	256.950	11.234312	28.405	12/31/04
Invesco V.I. Global Health Care Fund-Series I Shares (Inception Date 5/1/2001)
19.255552	195,336.043	20.007688	550.739	20.393828	5,066.877	12/31/13
13.895436	211,794.810	14.394421	550.739	14.650040	1,975.991	12/31/12
11.657407	230,720.226	12.039189	605.538	12.234356	2,044.352	12/31/11
11.373404	252,316.572	11.710286	983.143	11.882155	1,088.089	12/31/10
10.955003	274,749.744	11.245254	904.173	11.393028	920.626	12/31/09
8.702188	313,750.756	8.905665	1,193.409	9.009033	716.591	12/31/08
12.365170	335,033.531	12.615701	1,151.691	12.742728	452.451	12/31/07
11.212446	367,788.244	11.404707	1,104.143	11.502013	305.222	12/31/06
10.805644	405,402.095	10.957652	948.050	11.034447	202.797	12/31/05
10.132965	382,011.757	10.244403	727.654	10.300635	77.557	12/31/04
Invesco V.I. High Yield Fund-Series I Shares (Inception Date 7/15/1997)
17.796241	141,076.361	18.327761	208.149	18.598430	5,643.650	12/31/13
16.866905	142,423.197	17.317952	390.262	17.547102	5,783.246	12/31/12
14.600221	157,990.732	14.944921	352.137	15.119626	1,434.066	12/31/11
14.665988	178,635.311	14.966783	320.571	15.118875	429.175	12/31/10
13.096510	205,734.182	13.324556	212.978	13.439612	368.140	12/31/09
8.693381	215,192.913	8.817948	199.476	8.880649	301.264	12/31/08
11.866015	246,721.437	11.999364	304.725	12.066339	232.319	12/31/07
11.887590	336,558.419	11.984482	257.915	12.033030	176.048	12/31/06
10.886907	350,885.548	10.942429	230.396	10.970185	115.761	12/31/05
10.749148	449,939.142	10.771273	214.851	10.782305	43.918	12/31/04

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
Invesco V.I. Mid Cap Growth Fund-Series I Shares (Inception Date 5/1/2012)
13.211916	757,880.351	13.279646	14,238.945	13.313508	8,343.926	12/31/13
9.779536	815,554.470	9.799848	14,349.911	9.809977	7,635.219	12/31/12
Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date 12/1/2004)
19.939934	183,064.250	20.498848	238.178	20.783040	3,356.473	12/31/13
14.711363	208,253.920	15.077854	179.356	15.263779	2,468.976	12/31/12
13.101043	256,379.488	13.386439	120.842	13.530893	1,047.560	12/31/11
13.383892	236,908.714	13.634006	1,679.531	13.760300	404.592	12/31/10
10.560052	233,790.333	10.724769	2,147.285	10.807756	371.211	12/31/09
8.830277	221,619.162	8.940764	2,135.677	8.996308	250.577	12/31/08
13.038707	199,548.559	13.161563	2,251.030	13.223189	83.231	12/31/07
12.572746	59,594.167	12.652463	552.133	12.692358	0.000	12/31/06
10.857407	15,527.249	10.893167	559.580	10.911028	0.000	12/31/05
10.184771	48.134	10.187404	0.000	10.188714	0.000	12/31/04
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
32.751293	1,208,062.460	34.415303	4,522.081	35.277339	8,889.454	12/31/13
27.644471	1,306,046.946	28.960867	6,896.121	29.641370	4,520.706	12/31/12
24.678000	1,444,863.868	25.774254	7,375.211	26.339751	1,783.195	12/31/11
24.624243	1,714,139.143	25.640208	8,743.804	26.163193	1,331.683	12/31/10
23.041572	1,889,388.689	23.919450	8,415.042	24.370407	289.077	12/31/09
18.563244	2,106,521.139	19.212030	10,499.537	19.544625	150.770	12/31/08
22.371024	2,407,948.228	23.082360	9,247.980	23.446278	130.164	12/31/07
20.527683	2,849,443.225	21.115777	10,256.899	21.416039	38.089	12/31/06
18.802986	3,224,954.488	19.283124	11,389.809	19.527811	39.724	12/31/05
17.664922	3,596,278.746	18.061165	13,350.072	18.262753	171.888	12/31/04
Janus Aspen Enterprise Portfolio-Institutional Shares (Inception Date 7/15/1997)
30.762138	508,249.496	32.325927	4,884.457	33.135553	3,925.458	12/31/13
23.567783	547,374.229	24.690729	7,027.066	25.270845	2,249.531	12/31/12
20.380175	598,482.932	21.286103	7,006.154	21.753081	922.766	12/31/11
20.966800	671,167.587	21.832445	9,872.960	22.277708	362.170	12/31/10
16.896627	773,505.725	17.540879	10,917.383	17.871563	311.037	12/31/09
11.832549	844,041.239	12.246416	11,363.637	12.458395	244.854	12/31/08
21.325158	959,193.271	22.003604	11,623.480	22.350394	223.145	12/31/07
17.723408	1,111,731.741	18.231471	15,635.292	18.490639	198.823	12/31/06
15.820887	1,192,692.579	16.225130	18,154.900	16.430939	174.191	12/31/05
14.286652	1,246,239.904	14.607357	18,555.090	14.770332	251.906	12/31/04
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 7/15/1997)
18.769594	708,645.861	19.618655	4,437.772	20.056834	2,046.214	12/31/13
14.506123	802,313.680	15.116322	4,618.959	15.430571	1,291.436	12/31/12
11.850045	871,789.682	12.310863	5,220.827	12.547680	1,178.264	12/31/11
12.880192	1,049,746.282	13.340517	5,354.461	13.576596	979.346	12/31/10
12.237077	1,142,119.314	12.635964	7,534.795	12.840126	290.186	12/31/09
8.481186	1,176,081.761	8.731075	6,784.900	8.858714	264.996	12/31/08
15.402418	1,180,450.358	15.807816	6,304.616	16.014480	249.918	12/31/07
11.403714	1,272,789.383	11.668168	6,914.755	11.802739	238.337	12/31/06
10.576925	1,421,322.533	10.789432	8,924.998	10.897390	224.632	12/31/05
9.505422	1,369,066.381	9.667060	9,080.188	9.749062	369.844	12/31/04

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
Janus Aspen Janus Portfolio-Institutional Shares (Inception Date 7/15/1997)
19.150539	727,456.514	20.123843	3,246.016	20.628340	3.892	12/31/13
14.901656	831,345.772	15.611510	4,620.044	15.978674	3.892	12/31/12
12.745249	938,110.836	13.311670	4,547.782	13.604019	3.892	12/31/11
13.649497	1,051,736.558	14.212905	5,323.782	14.503094	3.892	12/31/10
12.088320	1,152,693.064	12.549112	6,194.177	12.785966	3.892	12/31/09
8.991468	1,287,933.053	9.305880	7,518.771	9.467180	3.892	12/31/08
15.128819	1,451,223.867	15.610044	7,515.669	15.856446	3.892	12/31/07
13.332590	1,661,699.848	13.714717	8,850.842	13.910006	0.000	12/31/06
12.140136	1,816,341.463	12.450279	12,118.207	12.608502	0.000	12/31/05
11.805932	1,963,661.008	12.070890	12,071.718	12.205852	128.720	12/31/04
Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)
30.368250	598,121.570	31.911520	8,228.210	32.710883	9,239.060	12/31/13
26.884279	691,417.785	28.164764	10,314.591	28.826598	8,726.240	12/31/12
24.031504	779,936.822	25.099252	9,472.303	25.649952	7,488.175	12/31/11
35.931621	883,475.809	37.414177	9,276.508	38.177207	4,371.495	12/31/10
29.081634	983,173.085	30.189779	10,697.900	30.758924	3,020.438	12/31/09
16.426264	1,076,456.667	17.000439	11,248.267	17.294734	2,196.968	12/31/08
34.791646	1,193,428.967	35.897704	8,914.364	36.463478	426.772	12/31/07
27.500771	1,183,279.918	28.288499	12,357.534	28.690648	56.867	12/31/06
18.969977	966,575.134	19.454325	10,632.810	19.701127	56.867	12/31/05
14.542258	681,071.772	14.868462	11,182.362	15.034373	22.784	12/31/04
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
17.419293	317,604.080	18.304351	6,181.491	18.763025	6,914.737	12/31/13
17.722742	373,704.364	18.566669	6,034.862	19.003105	5,533.684	12/31/12
16.425104	438,941.370	17.154729	5,407.690	17.531258	3,502.313	12/31/11
15.767295	498,734.935	16.417846	5,244.200	16.752885	2,502.390	12/31/10
14.924840	558,865.908	15.493462	4,606.681	15.785713	1,556.323	12/31/09
13.805232	633,167.502	14.287712	4,309.288	14.535198	1,053.994	12/31/08
15.593051	790,109.961	16.088872	3,609.600	16.342712	2.990	12/31/07
14.997858	934,853.788	15.427535	4,516.328	15.647093	0.000	12/31/06
14.663212	1,031,163.550	15.037636	4,510.157	15.228624	0.000	12/31/05
14.269584	1,040,814.398	14.589653	5,455.212	14.752650	0.000	12/31/04
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
15.931061	71,334.305	16.257860	125.333	16.423162	4,632.611	12/31/13
11.751763	119,005.736	11.956464	508.836	12.059774	2,814.203	12/31/12
10.966476	145,923.088	11.123435	474.836	11.202473	1,603.986	12/31/11
11.974622	79,274.644	12.109183	438.289	12.176797	128.432	12/31/10
9.178449	89,948.195	9.253450	438.289	9.291050	28.841	12/31/09
5.904344	47,092.588	5.934535	363.377	5.949633	21.247	12/31/08
11.249638	24,266.882	11.272627	46.682	11.284097	0.688	12/31/07
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
35.773176	233,162.546	37.591278	3,255.364	38.533446	3,404.647	12/31/13
35.551082	257,201.976	37.244450	3,695.376	38.120131	2,517.330	12/31/12
31.128766	275,350.847	32.512010	3,613.931	33.225818	1,376.924	12/31/11
29.805360	300,625.243	31.035542	3,459.344	31.669046	804.593	12/31/10
23.259087	317,774.229	24.145689	3,177.397	24.601334	716.093	12/31/09
18.378595	350,079.782	19.021158	5,062.382	19.350719	454.136	12/31/08

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
30.015533	439,009.316	30.969853	4,628.248	31.458353	214.591	12/31/07
36.711245	617,880.841	37.762738	6,918.700	38.299964	185.446	12/31/06
26.969864	638,271.701	27.658464	6,314.368	28.009655	166.868	12/31/05
23.367170	618,052.255	23.891270	4,374.554	24.158129	115.611	12/31/04
Oppenheimer Capital Appreciation Fund/VA-Non-Service Series (Inception Date 12/1/2004)
14.837432	134,160.760	15.253278	1,402.590	15.464775	5,289.502	12/31/13
11.598687	144,156.056	11.887585	1,265.355	12.034178	4,609.739	12/31/12
10.308821	164,924.900	10.533356	972.095	10.647028	3,943.625	12/31/11
10.576448	215,170.664	10.774077	801.288	10.873899	3,144.986	12/31/10
9.803405	256,120.266	9.956301	451.380	10.033347	2,109.767	12/31/09
6.879768	231,588.838	6.965871	1,178.186	7.009156	1,311.073	12/31/08
12.807951	209,919.379	12.928631	1,621.643	12.989159	199.412	12/31/07
11.380578	206,005.347	11.452745	1,085.611	11.488852	0.000	12/31/06
10.691883	85,720.169	10.727101	453.514	10.587241	0.000	12/31/05
10.317159	581.341	10.319818	0.000	10.321144	0.000	12/31/04
Oppenheimer Capital Income Fund/VA-Non-Service Series (Inception Date 12/1/2004)
10.814413	109,115.932	11.117525	150.558	11.271706	3,268.556	12/31/13
9.691634	124,751.493	9.933039	255.080	10.055540	3,228.875	12/31/12
8.750125	134,854.577	8.940715	315.357	9.037210	2,741.025	12/31/11
8.810674	144,447.330	8.975312	228.835	9.058486	2,216.532	12/31/10
7.913698	172,651.262	8.037124	200.415	8.099333	1,591.194	12/31/09
6.584545	185,839.541	6.666936	2,649.655	6.708361	946.650	12/31/08
11.814395	264,436.247	11.925723	3,049.914	11.981564	461.906	12/31/07
11.545935	284,653.565	11.619151	2,713.335	11.655797	21.039	12/31/06
10.535194	293,699.326	10.569900	1,006.485	10.587241	21.039	12/31/05
10.284433	3,001.731	10.287083	0.000	10.288407	21.039	12/31/04
Oppenheimer Main Street Fund®/VA-Non-Service Series (Inception Date 12/1/2004)
16.376301	149,702.213	16.835166	10,452.741	17.068639	7,723.212	12/31/13
12.603989	203,758.852	12.917857	10,313.663	13.077203	6,400.271	12/31/12
10.938382	233,060.022	11.176588	8,860.484	11.297248	5,456.021	12/31/11
11.094979	209,672.563	11.302261	7,668.478	11.407016	4,485.181	12/31/10
9.691422	190,755.847	9.842547	5,501.973	9.918750	3,212.104	12/31/09
7.661801	169,948.768	7.757647	5,434.999	7.805867	1,847.892	12/31/08
12.629722	217,168.911	12.748689	2,639.277	12.808410	32.319	12/31/07
12.267378	188,104.597	12.345144	2,240.578	12.384076	0.000	12/31/06
10.816022	161,384.797	10.851650	1,136.259	10.869450	0.000	12/31/05
10.350617	13,062.128	10.353285	0.000	10.354615	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
13.354110	244,655.406	13.728272	1,549.691	13.918604	7,110.120	12/31/13
14.918978	329,750.940	15.290396	1,968.057	15.478914	6,831.624	12/31/12
13.912909	371,829.090	14.215772	1,750.068	14.369148	4,133.483	12/31/11
12.634272	431,883.399	12.870229	1,891.973	12.989457	1,677.856	12/31/10
11.852373	424,389.110	12.037094	1,462.297	12.130221	105.835	12/31/09
10.153005	379,477.577	10.279969	2,772.903	10.343841	0.000	12/31/08
11.079101	207,278.006	11.183495	2,829.432	11.235886	0.000	12/31/07
10.154210	212,006.902	10.218623	4,352.416	10.250872	0.000	12/31/06
10.224854	240,401.144	10.258560	2,314.795	10.275393	0.000	12/31/05

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
10.156423	10,066.473	10.159043	0.000	10.160349	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
14.770110	372,789.364	15.183974	14,959.527	15.394474	60,481.448	12/31/13
15.279607	437,458.142	15.660052	13,507.840	15.853109	53,491.942	12/31/12
14.139882	453,654.585	14.447732	11,199.441	14.603585	21,810.821	12/31/11
13.840269	553,959.718	14.098775	10,277.047	14.229361	10,999.898	12/31/10
12.982892	470,047.023	13.185247	7,727.755	13.287246	5,122.936	12/31/09
11.542860	423,985.467	11.687201	5,599.654	11.759784	3,422.084	12/31/08
11.170817	238,092.027	11.276074	2,086.449	11.328898	71.404	12/31/07
10.417487	207,153.358	10.483551	1,880.102	10.516640	0.000	12/31/06
10.173284	199,476.486	10.206803	453.274	10.223567	0.000	12/31/05
10.070332	627.100	10.072934	0.000	10.074230	0.000	12/31/04
Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2007)
11.296890	156,645.428	11.528622	7,039.332	11.645851	22,140.692	12/31/13
9.317125	118,926.202	9.479396	8,545.848	9.561306	16,586.389	12/31/12
7.992835	109,755.477	8.107234	7,085.714	8.164847	4,309.982	12/31/11
9.070806	119,643.525	9.172728	6,044.173	9.223947	1,710.630	12/31/10
8.486115	104,462.210	8.555439	4,496.982	8.590188	751.094	12/31/09
6.280197	71,522.023	6.312285	2,735.993	6.328334	173.635	12/31/08
10.683643	40,534.202	10.705462	798.561	10.716349	22.401	12/31/07
Wilshire 2015 Moderate Fund (Inception Date 5/1/2007)
11.767710	38,218.022	12.009035	98.844	12.131154	2,398.181	12/31/13
10.812803	41,913.564	11.001046	1,673.142	11.096102	2,398.181	12/31/12
9.750608	50,683.369	9.890095	1,394.068	9.960378	2,398.181	12/31/11
9.736952	52,637.163	9.846354	1,094.510	9.901338	2,398.181	12/31/10
8.853895	71,047.736	8.926219	789.876	8.962486	2,398.181	12/31/09
7.460428	46,470.538	7.498538	4,307.481	7.517602	2,398.181	12/31/08
10.007599	17,496.921	10.028056	1,962.408	10.038253	687.173	12/31/07
Wilshire 2025 Moderate Fund (Inception Date 5/1/2007)
11.239207	41,011.112	11.469729	263.684	11.586308	1,611.492	12/31/13
10.157895	33,150.161	10.334764	263.684	10.424020	0.000	12/31/12
9.139184	35,659.897	9.269945	314.492	9.335782	0.000	12/31/11
9.244323	28,997.460	9.348177	314.492	9.400354	0.000	12/31/10
8.378892	23,545.507	8.447325	352.060	8.481629	0.000	12/31/09
7.054421	10,980.789	7.090459	16,457.335	7.108474	0.000	12/31/08
9.970642	8,817.071	9.991008	6,305.737	10.001167	0.000	12/31/07
Wilshire 2035 Moderate Fund (Inception Date 5/1/2007)
10.697369	27,515.820	10.916796	1,088.762	11.027778	0.000	12/31/13
9.436155	34,919.240	9.600483	1,317.426	9.683406	0.000	12/31/12
8.388909	40,371.374	8.508957	1,317.426	8.569410	0.000	12/31/11
8.653185	29,961.078	8.750422	1,606.527	8.799279	0.000	12/31/10
7.790364	27,324.342	7.854013	1,674.880	7.885910	0.000	12/31/09
6.535932	20,882.706	6.569332	15,141.054	6.586031	0.000	12/31/08
9.921001	3,691.070	9.941273	4,746.712	9.951380	0.000	12/31/07

The above table gives year-end Accumulation Unit information for each Subaccount for the past 10 fiscal years (or the effective date of the Subaccount, if later) to December 31, 2013. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date. If you have invested in a Subaccount that is closed to new investors, the condensed financial information for the Subaccount will be contained in a Supplemental Prospectus dated May 1, 2014 for Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one quarter of a contract year

We will mail a letter to the Contract Owner notifying the Contract Owner that:

•     we have identified the Contract Owner as a person engaging in harmful trading practices; and

•     if the Contract Owner’s transfer events exceed 12 in one contract year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one contract year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new contract year. See, however, the “Other Restrictions” provision below.

U.S Mail Restrictions on Managers of Multiple Contracts. Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:

•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the contract year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•	To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

APPENDIX C: DEATH BENEFIT AMOUNT (VERSION 2E)

This Appendix C provides information you should know regarding the Death Benefit Amount if one of the scenarios described below applies to your Contract.

Scenario E-1

•	Your state of residence was Minnesota when you purchased your Contract;

•	you purchased an individual Contract before August 7, 2003 but after the 2000 Death Benefit Endorsement was approved in Minnesota; and

•	you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

Scenario E-2

•	Your state of residence was any state other than Minnesota when you purchased your Contract;

•	you purchased an individual Contract before the 2003 Death Benefit Endorsement was approved in your state of residence but after the 2000 Death Benefit Endorsement was approved in your state; and

•	you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

In this Appendix C, we refer to the Contracts described in Scenarios E-1 and E-2 as “Optional Death Benefit Contracts.”

EXPENSE TABLES

For Optional Death Benefit Contracts, the following information replaces Table B and the Examples contained in the body of the prospectus.

Table B: Annual Expenses. The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

	Optional Death Benefit Contracts (Issue Age 65 and younger)	Optional Death Benefit Contracts (Issue Age over 65 and under 79)
Annual Contract Maintenance Fee	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.35%	1.50%
Administration Charge	0.15%	0.15%

Total Separate Account Annual Expenses	1.50%	1.65%

If you surrender your Contract, we will apply the contract maintenance fee at that time.

Examples. This example is intended to help you compare the cost of investing in an Optional Death Benefit Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (Table A of the prospectus), the Annual Expenses (Table B above), and Portfolio operating expenses (Table C of the prospectus). Your actual costs may be higher or lower than the costs shown in the examples.

Example: Contract with Highest Possible Separate Account Charges

Assumptions

•	You purchased an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Contract for the periods indicated, and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account Annual Expenses (1.65%), and the maximum Portfolio expenses (1.11%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,014	$1,506	$2,091	$4,235
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$314	$1,006	$1,791	$4,235

CHARGES AND DEDUCTIONS

For Optional Death Benefit Contracts, the following information replaces the Mortality and Expense Risk Charge information contained in the body of the prospectus.

If you elected the optional Enhanced Death Benefit Amount, there is an additional charge for this benefit. This additional charge is included in the mortality and expense risk charge described below. This benefit and the associated additional charge cannot be discontinued after the Contract is issued.

Mortality and Expense Risk Charge

Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

This Mortality and Expense Risk Charge includes an additional charge for the Optional Enhanced Death Benefit Amount.

Amount of Charge

For Optional Death Benefit Contracts issued to an Owner age 65 or younger, a daily charge equal to 0.003724% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.35%.

For Optional Death Benefit Contracts issued to an Owner over age 65 but under age 79, a daily charge equal to 0.004141% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.50.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	None.

DEATH BENEFIT

For Optional Death Benefit Contracts, the following information replaces the Death Benefit Amount information contained in the body of the prospectus.

Optional Enhanced Death Benefit Amount (Version 2E)

The optional Enhanced Death Benefit Amount will equal the greatest of:

1)	the Account Value on the Death Benefit Valuation Date;

2)	the Enhanced Minimum Death Benefit; or

3)	the Enhanced Historic High Value.

A withdrawal from the Contract may result in a reduction in the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.

The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Enhanced Minimum Death Benefit. The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

•	If the Owner dies before age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date.

•	If the Owner dies on or after his or her 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract anniversary prior to his or her 80th birthday.

Enhanced Historic High Value. The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for withdrawals taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of withdrawal. The Enhanced High Value is the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to age 80.

Example of Determination of Optional Enhanced Death Benefit Amount for Version 2E. This example is intended to help you understand how a withdrawal impacts the optional Enhanced Death Benefit Amount and how the optional Enhanced Death Benefit Amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “Enhanced High Value” is $140,000, and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

It also assumes that, for purposes of calculating the optional Enhanced Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $107,893, which represents interest at an annual effective rate of 5% for 10 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the Enhanced Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	88,889
Plus interest	+ 107,893

Minimum Death Benefit	$196,782

Step Three: Calculate the proportional reduction in the Enhanced High Value.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$140,000	Enhanced High Value	x 11.1111%	Percentage Reduction	= $15,556	Proportional Reduction

Step Four: Calculate the Enhanced Historic High Value amount, which is the same as the reduced High Value amount.

Enhanced High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

Enhanced Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• Enhanced Minimum Death Benefit	$196,782
• Enhanced Historic High Value	$124,444

Immediately after the withdrawal, the Enhanced Minimum Death Benefit of $196,782 is greater than the Enhanced Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $196,782.

CONDENSED FINANCIALS FOR CONTRACTS WITH ENHANCED OPTIONAL DEATH BENEFIT RIDER

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
American Century VP Large Company Value-Class I Shares (Inception Date 12/1/2004)
14.299296	0.000	14.102790	0.000	12/31/13
11.053373	0.000	10.918072	0.000	12/31/12
9.641591	0.000	9.538149	0.000	12/31/11
9.679912	0.000	9.590615	0.000	12/31/10
8.855500	0.000	8.787158	0.000	12/31/09
7.489274	14.170	7.442804	0.000	12/31/08
12.123966	132.473	12.067186	0.000	12/31/07
12.468255	1,522.201	12.428869	0.000	12/31/06
10.549289	0.000	10.531928	0.000	12/31/05
10.215664	0.000	10.214341	0.000	12/31/04
American Century VP Mid Cap Value-Class I Shares (Inception Date 12/1/2004)
20.582533	820.198	20.299695	0.000	12/31/13
16.059540	642.420	15.862963	0.000	12/31/12
14.016711	1,976.558	13.866319	0.000	12/31/11
14.329115	3,141.913	14.196922	0.000	12/31/10
12.198523	3,020.443	12.104387	0.000	12/31/09
9.530444	2,949.951	9.471309	0.000	12/31/08
12.790428	2,880.335	12.730518	0.000	12/31/07
13.292897	2,820.049	13.250911	0.000	12/31/06
11.217536	6.706	11.199085	0.000	12/31/05
10.394574	0.000	10.393228	0.000	12/31/04
American Century VP Ultra®-Class I Shares (Inception Date 12/1/2004)
15.628758	898.272	15.414036	0.000	12/31/13
11.575185	1,033.529	11.433524	0.000	12/31/12
10.315905	1,052.391	10.205251	0.000	12/31/11
10.362149	1,304.455	10.266574	0.000	12/31/10
9.062227	1,744.637	8.992299	0.000	12/31/09
6.841386	1,888.230	6.798929	455.034	12/31/08
11.869615	1,432.106	11.814013	456.300	12/31/07
9.958375	1,833.836	9.926893	457.152	12/31/06
10.452014	953.169	10.434817	0.000	12/31/05
10.385861	0.000	10.384520	0.000	12/31/04
American Century VP VistaSM-Class I Shares (Inception Date 12/1/2004)
16.155142	269.306	15.933114	0.000	12/31/13
12.599482	259.871	12.445247	0.000	12/31/12
11.064664	244.830	10.945952	0.000	12/31/11
12.195728	235.472	12.083223	0.000	12/31/10
9.994331	1,009.998	9.917194	0.000	12/31/09
8.284943	1,289.399	8.233535	0.000	12/31/08
16.372858	680.863	16.296198	0.000	12/31/07
11.893183	1,258.202	11.855601	0.000	12/31/06
11.076211	0.000	11.057991	0.000	12/31/05
10.398477	0.000	10.397136	0.000	12/31/04
Davis Value Portfolio (Inception Date 5/1/2007)
11.570392	0.000	11.453397	0.000	12/31/13
8.803671	533.904	8.727915	0.000	12/31/12
7.904526	533.904	7.848506	0.000	12/31/11
8.374294	0.000	8.327588	0.000	12/31/10
7.539424	1,084.521	7.508767	0.000	12/31/09
5.835980	1,063.140	5.821102	0.000	12/31/08
9.929103	0.000	9.918961	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
13.982671	0.000	13.841227	0.000	12/31/13
10.538757	0.000	10.448031	0.000	12/31/12

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
8.966026	0.000	8.902452	0.000	12/31/11
9.084243	0.000	9.033541	0.000	12/31/10
7.264870	0.000	7.235321	0.000	12/31/09
5.450136	0.000	5.436238	0.000	12/31/08
9.291621	0.000	9.282133	0.000	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
18.771857	179.467	18.513861	0.000	12/31/13
14.350210	180.111	14.174535	0.000	12/31/12
12.601291	695.218	12.466089	0.000	12/31/11
13.872198	696.120	13.744226	0.000	12/31/10
10.838990	697.165	10.755335	0.000	12/31/09
6.979168	698.373	6.935855	0.000	12/31/08
12.047391	699.274	11.990957	0.000	12/31/07
10.661865	836.015	10.628168	0.000	12/31/06
10.376648	0.000	10.359578	0.000	12/31/05
10.150148	0.000	10.148837	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
16.666024	273.697	16.258195	0.000	12/31/13
12.594424	273.697	12.304924	0.000	12/31/12
11.419795	273.960	11.174371	0.000	12/31/11
11.489945	274.233	11.260096	0.000	12/31/10
10.159571	274.536	9.971490	0.000	12/31/09
7.711317	569.131	7.580079	0.000	12/31/08
11.939452	570.216	11.754224	0.000	12/31/07
11.246730	571.225	11.089206	0.000	12/31/06
10.455586	572.420	10.324804	0.000	12/31/05
10.243995	573.667	10.131229	0.000	12/31/04
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
20.210458	1,241.846	19.715940	0.000	12/31/13
15.540816	1,042.478	15.183636	0.000	12/31/12
13.633137	4,999.846	13.340187	0.000	12/31/11
13.585166	5,977.489	13.313456	0.000	12/31/10
12.009771	5,863.879	11.787476	0.000	12/31/09
9.651134	6,003.756	9.486924	346.665	12/31/08
15.588765	7,225.071	15.347002	347.620	12/31/07
15.037150	8,606.065	14.826623	348.268	12/31/06
13.217108	10,752.810	13.051861	308.257	12/31/05
12.816515	10,754.602	12.675499	244.418	12/31/04
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
20.808266	237.341	20.299079	0.000	12/31/13
17.443859	237.341	17.042914	0.000	12/31/12
16.038052	237.569	15.693421	0.000	12/31/11
14.935711	843.572	14.636968	0.000	12/31/10
13.149066	253.182	12.905670	0.000	12/31/09
10.892180	254.538	10.706850	0.000	12/31/08
15.697602	686.696	15.454119	0.000	12/31/07
14.876931	712.903	14.668611	0.000	12/31/06
12.966250	700.950	12.804099	0.000	12/31/05
12.611044	2,683.933	12.472252	0.000	12/31/04
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
17.671834	639.120	17.239419	0.000	12/31/13
13.116319	619.521	12.814852	0.000	12/31/12
11.278546	587.571	11.036181	0.000	12/31/11
11.779080	538.367	11.543482	0.000	12/31/10
10.082315	465.633	9.895682	0.000	12/31/09
7.948028	388.288	7.812783	0.000	12/31/08

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
13.542216	305.898	13.332180	0.000	12/31/07
12.678713	5.035	12.501186	0.000	12/31/06
11.239975	26.192	11.099424	0.000	12/31/05
11.040630	15.504	10.919139	0.000	12/31/04
10.429505	36.570	10.330339	0.000	12/31/03
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
1.144796	2,030.980	1.118245	0.000	12/31/13
1.159822	1,773.300	1.134974	0.000	12/31/12
1.174932	1,977.040	1.151793	0.000	12/31/11
1.189835	2,995.297	1.168396	0.000	12/31/10
1.204726	2,690.666	1.184990	0.000	12/31/09
1.218460	2,693.966	1.200427	0.000	12/31/08
1.208421	2,283.013	1.192096	0.000	12/31/07
1.175965	3,051.950	1.161351	0.000	12/31/06
1.146196	3,086.642	1.133280	0.000	12/31/05
1.135018	2,378.735	1.123802	0.000	12/31/04
Dreyfus VIF Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 7/15/1997)
18.983929	439.975	18.519328	0.000	12/31/13
12.974086	421.689	12.675816	0.000	12/31/12
10.925843	941.590	10.691003	0.000	12/31/11
12.874640	921.159	12.617102	0.000	12/31/10
9.966140	1,471.548	9.781641	0.000	12/31/09
8.027711	2,150.440	7.891104	0.000	12/31/08
13.060302	2,192.803	12.857742	0.000	12/31/07
14.909246	2,001.076	14.700497	0.000	12/31/06
14.585834	1,862.093	14.403471	0.000	12/31/05
13.995525	1,884.890	13.841520	0.000	12/31/04
DWS Small Cap Index VIP Fund-Class A (Inception Date 5/1/1999)
24.623052	227.804	24.084288	0.000	12/31/13
18.030911	227.804	17.663227	0.000	12/31/12
15.747735	228.043	15.450221	0.000	12/31/11
16.725575	221.584	16.434548	0.000	12/31/10
13.434334	212.771	13.220656	0.000	12/31/09
10.775511	201.180	10.620278	0.000	12/31/08
16.607574	680.335	16.393400	0.000	12/31/07
17.188175	615.066	16.992513	0.000	12/31/06
14.851525	403.707	14.704769	0.000	12/31/05
14.461037	126.904	14.339865	0.000	12/31/04
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.468588	0.000	11.352618	0.000	12/31/13
10.408700	0.000	10.319145	0.000	12/31/12
9.536779	0.000	9.469194	0.000	12/31/11
9.768373	0.000	9.713887	0.000	12/31/10
8.883731	0.000	8.847622	0.000	12/31/09
7.546082	0.000	7.526854	0.000	12/31/08
10.087115	0.000	10.076808	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.357920	0.000	11.243063	0.000	12/31/13
11.242667	0.000	11.145931	0.000	12/31/12
10.849499	0.000	10.772617	0.000	12/31/11
10.678798	0.000	10.619233	0.000	12/31/10
10.191274	2,679.260	10.149862	0.000	12/31/09
9.556273	0.000	9.531938	0.000	12/31/08
10.324752	0.000	10.314202	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.221604	0.000	11.108100	0.000	12/31/13

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
9.775177	0.000	9.691034	0.000	12/31/12
8.789531	0.000	8.727217	0.000	12/31/11
9.263876	0.000	9.212174	0.000	12/31/10
8.259849	0.000	8.226248	0.000	12/31/09
6.727434	0.000	6.710283	0.000	12/31/08
9.988106	0.000	9.977900	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.393512	0.000	11.278324	0.000	12/31/13
10.776800	0.000	10.684096	0.000	12/31/12
10.143634	0.000	10.071769	0.000	12/31/11
10.187194	0.000	10.130388	0.000	12/31/10
9.499208	0.000	9.460612	0.000	12/31/09
8.512105	0.000	8.490434	0.000	12/31/08
10.186110	0.000	10.175718	0.000	12/31/07
Invesco V.I. American Value Fund-Series I Shares (Inception Date 7/15/1997)
35.341722	279.549	34.476918	414.531	12/31/13
26.722720	669.284	26.108494	415.080	12/31/12
23.129074	1,106.788	22.632046	415.706	12/31/11
23.266279	1,106.620	22.800917	416.342	12/31/10
19.322740	499.784	18.965060	417.078	12/31/09
14.091988	2,045.755	13.852188	418.066	12/31/08
24.369344	2,365.719	23.991349	418.774	12/31/07
22.942807	2,843.512	22.621528	419.476	12/31/06
19.297021	1,880.959	19.055685	420.270	12/31/05
17.443007	1,490.867	17.251006	421.176	12/31/04
Invesco V.I. Comstock Fund-Series I ( Inception Date 5/1/2011)
13.987366	791.135	13.930415	0.000	12/31/13
10.443398	791.919	10.416708	0.000	12/31/12
8.892927	793.439	8.883788	0.000	12/31/11
Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
15.176947	0.000	15.000436	0.000	12/31/13
11.921202	0.000	11.800480	0.000	12/31/12
10.628194	0.000	10.536683	0.000	12/31/11
10.796561	0.000	10.719875	0.000	12/31/10
10.004857	0.000	9.948906	0.000	12/31/09
7.916973	0.000	7.884694	0.000	12/31/08
11.506283	0.000	11.476905	0.000	12/31/07
10.805412	0.000	10.794324	0.000	12/31/06
Invesco V.I. Diversified Dividend Fund-Series I Shares (Inception Date 5/1/2001)
13.781537	0.000	13.725464	0.000	12/31/13
10.677484	0.000	10.650221	0.000	12/31/12
9.131052	0.000	9.121677	0.000	12/31/11
5.499048	0.000	5.419274	0.000	12/31/10
5.060697	0.000	4.994880	0.000	12/31/09
4.031897	876.437	3.985536	0.000	12/31/08
10.094080	876.437	9.993382	0.000	12/31/07
13.175998	876.437	13.064550	0.000	12/31/06
11.487311	891.083	11.407448	0.000	12/31/05
11.011283	1,368.437	10.951339	0.000	12/31/04
Invesco V.I. Global Health Care Fund-Series I Shares (Inception Date 5/1/2001)
19.011079	49.022	18.650231	0.000	12/31/13
13.732927	49.327	13.492765	0.000	12/31/12
11.532821	696.852	11.348477	0.000	12/31/11
11.263244	697.244	11.100066	0.000	12/31/10
10.859906	697.681	10.718861	0.000	12/31/09
8.635418	1,501.107	8.536234	0.000	12/31/08

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
12.282810	1,501.510	12.160317	0.000	12/31/07
11.149126	1,501.864	11.054841	0.000	12/31/06
10.755506	1,502.260	10.680752	0.000	12/31/05
10.096155	1,502.673	10.041208	0.000	12/31/04
Invesco V.I. High Yield Fund-Series I Shares (Inception Date 7/15/1997)
17.622309	0.000	17.364619	0.000	12/31/13
16.719008	0.000	16.499621	0.000	12/31/12
14.486958	0.000	14.318741	0.000	12/31/11
14.566940	0.000	14.419662	0.000	12/31/10
13.021255	0.000	12.909231	0.000	12/31/09
8.652189	0.000	8.590800	0.000	12/31/08
11.821822	1,002.991	11.755887	0.000	12/31/07
11.855400	1,002.991	11.807325	0.000	12/31/06
10.868424	1,004.559	10.840779	0.000	12/31/05
10.741765	1,233.507	10.730713	0.000	12/31/04
Invesco V.I. Mid Cap Growth Fund-Series I Shares (Inception Date 12/1/2004)
13.189388	2,772.014	13.155700	0.000	12/31/13
9.772763	2,392.541	9.762630	0.000	12/31/12
Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date 5/1/2004)
19.756846	0.000	19.485363	0.000	12/31/13
14.591069	650.602	14.412463	0.000	12/31/12
13.007163	650.602	12.867619	0.000	12/31/11
13.301457	729.450	13.178765	0.000	12/31/10
10.505649	369.292	10.424582	0.000	12/31/09
8.793705	0.000	8.739152	0.000	12/31/08
12.997954	299.089	12.937097	0.000	12/31/07
12.546245	940.773	12.506629	0.000	12/31/06
10.845488	0.000	10.827663	0.000	12/31/05
10.183894	0.000	10.182575	0.000	12/31/04
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
32.214323	1,239.459	31.426158	408.386	12/31/13
27.218811	1,322.657	26.593307	408.927	12/31/12
24.322807	1,752.523	23.800233	409.545	12/31/11
24.294411	2,780.968	23.808573	410.171	12/31/10
22.756010	2,094.887	22.334883	410.896	12/31/09
18.351771	6,639.313	18.039572	647.497	12/31/08
22.138719	7,609.358	21.795367	648.850	12/31/07
20.335245	6,361.876	20.050525	649.982	12/31/06
18.645582	7,364.516	18.412437	623.013	12/31/05
17.534778	9,505.263	17.341815	579.214	12/31/04
Janus Aspen Enterprise Portfolio-Institutional Shares (Inception Date 7/15/1997)
30.258185	0.000	29.517691	0.000	12/31/13
23.205213	0.000	22.671775	0.000	12/31/12
20.087112	0.000	19.655389	0.000	12/31/11
20.686244	160.019	20.272420	0.000	12/31/10
16.687444	174.422	16.378494	0.000	12/31/09
11.697931	1,243.597	11.498846	0.000	12/31/08
21.104067	1,071.494	20.776718	0.000	12/31/07
17.557561	1,325.013	17.311683	0.000	12/31/06
15.688702	2,182.697	15.492497	0.000	12/31/05
14.181621	2,234.591	14.025527	0.000	12/31/04
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 7/15/1997)
18.493557	770.116	18.088728	0.000	12/31/13
14.307295	762.052	14.015414	0.000	12/31/12
11.699545	749.264	11.47839	0.000	12/31/11
12.729492	2,101.591	12.507870	0.000	12/31/10

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
12.106160	2,675.692	11.913511	0.000	12/31/09
8.398965	4,216.545	8.277900	0.000	12/31/08
15.268688	3,202.209	15.071663	0.000	12/31/07
11.316239	4,556.601	11.187310	0.000	12/31/06
10.506419	5,189.417	10.402496	0.000	12/31/05
9.451611	5,783.288	9.372331	0.000	12/31/04
Janus Aspen Janus Portfolio-Institutional Shares (Inception Date 7/15/1997)
18.836692	26.052	18.375747	0.000	12/31/13
14.672307	26.875	14.335062	0.000	12/31/12
12.561895	27.848	12.291941	0.000	12/31/11
13.466769	274.637	13.197399	0.000	12/31/10
11.938595	273.807	11.717584	0.000	12/31/09
8.889123	1,942.650	8.737846	0.000	12/31/08
14.971877	1,818.811	14.739626	0.000	12/31/07
13.207761	1,925.851	13.022784	0.000	12/31/06
12.038658	3,283.014	11.888075	0.000	12/31/05
11.719098	3,242.404	11.590074	0.000	12/31/04
Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)
29.869783	726.804	29.138874	0.000	12/31/13
26.469833	987.590	25.861433	0.000	12/31/12
23.685193	998.535	23.176245	0.000	12/31/11
35.449774	905.059	34.740872	0.000	12/31/10
28.720720	670.980	28.189194	0.000	12/31/09
16.238868	894.812	15.962604	0.000	12/31/08
34.429892	894.492	33.896057	0.000	12/31/07
27.242589	1,771.310	26.861241	0.000	12/31/06
18.810903	1,200.533	18.575740	0.000	12/31/05
14.434891	896.152	14.276054	0.000	12/31/04
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
17.133950	770.045	16.714795	0.000	12/31/13
17.450128	736.640	17.049160	0.000	12/31/12
16.188954	2,785.561	15.841175	0.000	12/31/11
15.556347	2,908.907	15.245263	0.000	12/31/10
14.740103	3,635.572	14.467333	0.000	12/31/09
13.648199	3,509.017	13.416032	0.000	12/31/08
15.431382	4,585.761	15.192047	0.000	12/31/07
14.857509	4,453.465	14.649487	0.000	12/31/06
14.540695	4,465.442	14.358886	0.000	12/31/05
14.164679	3,763.472	14.008815	0.000	12/31/04
Morgan Stanley UIF U.S. Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
15.823494	0.000	15.663447	0.000	12/31/13
11.684259	747.280	11.583678	0.000	12/31/12
10.914608	747.280	10.837226	0.000	12/31/11
11.930056	0.000	11.863483	0.000	12/31/10
9.153554	0.000	9.116318	0.000	12/31/09
5.894304	479.719	5.879270	0.000	12/31/08
11.241985	0.000	11.230503	0.000	12/31/07
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
35.187181	39.466	34.326149	0.000	12/31/13
35.004230	39.877	34.199705	0.000	12/31/12
30.681207	40.338	30.021922	0.000	12/31/11
29.406587	40.736	28.818425	0.000	12/31/10
22.971146	41.219	22.545918	0.000	12/31/09
18.169534	110.153	17.860387	0.000	12/31/08
29.704466	625.320	29.243901	0.000	12/31/07
36.367906	678.325	35.858905	0.000	12/31/06

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
26.744644	587.744	26.410335	0.000	12/31/05
23.195474	782.152	22.940309	0.000	12/31/04
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares (Inception Date 12/1/2004)
14.701129	0.000	14.499162	0.000	12/31/13
11.503793	0.000	11.363025	0.000	12/31/12
10.234898	0.000	10.125132	0.000	12/31/11
10.511249	0.000	10.414325	0.000	12/31/10
9.752866	837.076	9.677628	0.000	12/31/09
6.851260	905.960	6.808753	0.000	12/31/08
12.767909	712.676	12.708132	0.000	12/31/07
11.356572	712.676	11.320712	0.000	12/31/06
10.680139	0.000	10.662581	0.000	12/31/05
10.316268	0.000	10.314940	0.000	12/31/04
Oppenheimer Capital Income Fund/VA-Non-Service Shares (Inception Date 12/1/2004)
10.715102	456.657	10.567892	0.000	12/31/13
9.612383	456.657	9.494758	0.000	12/31/12
8.687427	457.186	8.594256	0.000	12/31/11
8.756402	1,007.044	8.675646	0.000	12/31/10
7.872935	3,921.266	7.812194	0.000	12/31/09
6.557275	6,830.317	6.516588	0.000	12/31/08
11.777481	5,748.165	11.722315	0.000	12/31/07
11.521604	5,109.117	11.485214	0.000	12/31/06
10.523629	5,886.900	10.506322	0.000	12/31/05
10.283548	3,000.955	10.282217	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-Non-Service Shares (Inception Date 12/1/2004)
16.225883	0.000	16.002921	0.000	12/31/13
12.500898	811.581	12.347889	0.000	12/31/12
10.859984	811.581	10.743481	0.000	12/31/11
11.026628	832.322	10.924908	0.000	12/31/10
9.641497	0.000	9.567086	0.000	12/31/09
7.630067	0.000	7.582722	0.000	12/31/08
12.590252	705.457	12.531291	0.000	12/31/07
12.241524	705.457	12.202856	0.000	12/31/06
10.804162	723.894	10.786384	0.000	12/31/05
10.349722	0.000	10.348387	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
13.231481	0.000	13.049715	0.000	12/31/13
14.796992	0.000	14.615949	0.000	12/31/12
13.813229	0.000	13.665114	0.000	12/31/11
12.556436	651.035	12.440670	0.000	12/31/10
11.791322	970.058	11.700396	0.000	12/31/09
10.110958	589.763	10.048261	0.000	12/31/08
11.044464	776.634	10.992739	0.000	12/31/07
10.132796	776.634	10.100786	0.000	12/31/06
10.213640	1,087.656	10.196826	0.000	12/31/05
10.155546	0.000	10.154235	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
14.634555	991.340	14.433465	0.000	12/31/13
15.154758	849.921	14.969278	0.000	12/31/12
14.038660	834.803	13.888071	0.000	12/31/11
13.755099	1,467.692	13.628218	0.000	12/31/10
12.916087	7,279.428	12.816439	0.000	12/31/09
11.495104	527.360	11.423797	0.000	12/31/08
11.135916	778.595	11.083737	0.000	12/31/07
10.395533	778.595	10.362666	0.000	12/31/06
10.162115	1,094.555	10.145382	0.000	12/31/05

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
10.069464	0.000	10.068162	0.000	12/31/04
Templeton Foreign Securities VIP Fund (Inception Date 5/1/2007)
11.220632	0.000	11.107118	0.000	12/31/13
9.263616	0.000	9.183858	0.000	12/31/12
7.955043	0.000	7.898627	0.000	12/31/11
9.037088	0.000	8.986647	0.000	12/31/10
8.463128	0.000	8.428705	0.000	12/31/09
6.269535	0.000	6.253553	0.000	12/31/08
10.676374	0.000	10.665467	0.000	12/31/07
Wilshire 2015 ETF Fund (Inception Date 5/1/2007)
11.688273	0.000	11.570078	0.000	12/31/13
10.750705	0.000	10.658206	0.000	12/31/12
9.704502	0.000	9.635732	0.000	12/31/11
9.700739	0.000	9.646634	0.000	12/31/10
8.829912	0.000	8.794030	0.000	12/31/09
7.447763	0.000	7.428792	0.000	12/31/08
10.000788	0.000	9.990580	0.000	12/31/07
Wilshire 2025 ETF Fund (Inception Date 5/1/2007)
11.163310	0.000	11.050454	0.000	12/31/13
10.099531	0.000	10.012655	0.000	12/31/12
9.095934	0.000	9.031502	0.000	12/31/11
9.209898	0.000	9.158551	0.000	12/31/10
8.356156	0.000	8.322224	0.000	12/31/09
7.042424	0.000	7.024494	0.000	12/31/08
9.963846	0.000	9.953669	0.000	12/31/07
Wilshire 2035 ETF Fund (Inception Date 5/1/2007)
10.625132	0.000	10.517687	0.000	12/31/13
9.381942	0.000	9.301215	0.000	12/31/12
8..349230	0.000	8.290058	0.000	12/31/11
8.620978	0.000	8.572894	0.000	12/31/10
7.769237	0.000	7.737651	0.000	12/31/09
6.524820	0.000	6.508192	0.000	12/31/08
9.914240	0.000	9.904116	0.000	12/31/07

The above table gives year-end Accumulation Unit information for each Subaccount from December 31, 2004 (or the effective date of the Subaccount, if later) to December 31, 2013. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccounts will be contained in a Supplemental Prospectus dated May 1, 2014 for Closed Subaccounts.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2014

THE COMMODORE SPIRIT®	THE COMMODORE ADVANTAGE®	THE COMMODORE INDEPENDENCE®

Annuity Investors Life Insurance Company (the “Company,” “we,” “our” or “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2014, for either The Commodore Spirit®, The Commodore Advantage® or The Commodore Independence® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference.

Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the Portfolios listed below. The Closed Subaccounts are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in the applicable Closed Subaccount on the cutoff date listed below. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount.

Cutoff Date
Calamos: Calamos Growth and Income Portfolio	April 30, 2012
Janus Aspen Series: Global Research Portfolio -Institutional Shares	November 30, 2004
The Timothy Plan Variable Series: Conservative Growth Variable Series	November 30, 2004
The Timothy Plan Variable Series: Strategic Growth Variable Series	November 30, 2004

The Statement of Additional Information (“SAI”) dated May 1, 2014, contains more information about the Separate Account and the Contracts, including the Subaccounts. We filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:\\www.sec.gov. The SEC file number for each Contract is: The Commodore Spirit® 333-19725, The Commodore Advantage® 333-51971, and The Commodore Independence® 333-51955.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

•     Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•     Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•     Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

1

EXPENSE TABLES

The “Table C: Total Annual Portfolio Operating Expenses” subsection and the “Expense Examples” subsection in this section of the Supplemental Prospectus differ from the corresponding tables in the Contract Prospectus. The following tables have been revised to include information with respect to each Closed Subaccount.

Table C: Total Annual Portfolio Operating Expenses

The next tables shows the minimum and maximum total operating expenses of the Portfolios, including those associated with the Closed Subaccounts, that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for that Portfolio.

Minimum	Maximum
0.29%	2.05%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc. The maximum expenses are the expenses of the Timothy Plan Strategic Growth Variable Series Fund.

The information about Portfolio expenses that the Company used to prepare this table was provided to the Company by the Portfolios. The Company has not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2013. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust, the Timothy Plan Variable Series and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio, each Timothy portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

EXAMPLES

Examples for The Commodore Advantage® Contract.

These additional examples are intended to help you compare the cost of investing in the Advantage® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Advantage® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Advantage®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of early withdrawal charges on your costs. For an example of a Contract with Minimum Fund Operating Expenses, please see the Contract Prospectus.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Advantage® Contract for the periods indicated, a 4% bonus is credited to your Purchase Payment, and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (2.05%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Advantage® Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,183	$1,920	$2,660	$5,038

We assume that you keep your Advantage® Contract and leave your money in your Advantage® Contract for the entire period or you annuitize your Advantage® Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$383	$1,220	$2,160	$5,038

Examples for The Commodore Independence® Contract.

These additional examples are intended to help you compare the cost of investing in the Independence® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Independence® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Independence®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of early withdrawal charges on your costs. For an example of a Contract with Minimum Fund Operating Expenses, please see the Contract Prospectus.

2

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Independence® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($40), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (2.05%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender Independence® Contract, you keep your Independence® Contract and leave your money in your Independence® Contract for the entire period or you annuitize your Independence® Contract at the end of the period. Contingent deferred sales charges do not apply to this Contract. In this case, your costs would be:	$393	$1,250	$2,212	$5,145

Examples for The Commodore Spirit® Contract.

These additional examples are intended to help you compare the cost of investing in the Spirit® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Spirit® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Spirit®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of early withdrawal charges on your costs. For an example of a Contract with Minimum Fund Operating Expenses, please see the Contract Prospectus.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Spirit® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (2.05%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Spirit® Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,083	$1,720	$2,460	$5,038

We assume that you keep your Spirit® Contract and leave your money in your Spirit® Contract for the entire period or you annuitize your Spirit® Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$383	$1,220	$2,160	$5,038

Example 1A: Contract with Maximum Fund Operating Expenses and Highest Possible Separate Account Charges

Assumptions

•	You purchase an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Spirit® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.65%), and the maximum Portfolio expenses (2.05%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Spirit® Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,108	$1,797	$2,591	$5,316

We assume that you keep your Spirit® Contract and leave your money in your Spirit® Contract for the entire period or you annuitize your Spirit® Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$408	$1,297	$2,291	$5,316

FINANCIAL INFORMATION

The “Financial Information” section of each prospectus is supplemented as follows:

Condensed Financial Information. Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Spirit®, the Commodore Advantage®, and the Commodore Independence® variable annuities with respect to each

3

Closed Subaccount. This information includes the following information: (1) year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2013, or from the end of the year of inception of a Subaccount, if later, to December 31, 2013; and (2) number of accumulation units outstanding as of the end of each period.

THE PORTFOLIOS

The “Portfolios” section of each prospectus is supplemented as follows:

The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.

You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Calamos Advisors Trust
Calamos Growth and Income Portfolio	N/A	Calamos Advisors	Allocation: world allocation
Janus Aspen Series
Global Research Portfolio	Institutional	Janus Capital Management LLC	Global equity: world stock
The Timothy Plan Variable Series
Conservative Growth Variable Series	N/A	Timothy Partners, Ltd.	Cautious allocation: conservative allocation
Strategic Growth Variable Series	N/A	Timothy Partners, Ltd.	Aggressive allocation: aggressive allocation

4

APPENDIX A: CONDENSED FINANCIAL INFORMATION (Account B Closed Funds)

The tables below give year-end Accumulation Unit information for the Commodore Spirit®, Commodore Advantage®, and Commodore Independence® variable annuities with respect to each Closed Subaccount for the past 10 fiscal years (or the effective date of the Subaccount, if later) to December 31, 2013. The information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of its inception date.

The Commodore Advantage® (Current Contract)

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
12.582472	122,133.087	12.710996	8,581.233	12/31/13
10.963522	156,626.753	11.058673	8,963.962	12/31/12
10.255741	193,925.031	10.328940	9,425.793	12/31/11
10.599686	139,497.772	10.659148	7,548.191	12/31/10
9.633554	118,358.600	9.672878	1,059.515	12/31/09
7.007788	111,399.974	7.025689	1,059.515	12/31/08
10.412111	51,983.045	10.422751	1,033.447	12/31/07
Janus Aspen Global Research Portfolio-Institutional Shares (Inception Date 7/15/1997)
17.160519	592,217.870	13.467195	75.155	12/31/13
13.551778	664,771.959	10.618971	75.155	12/31/12
11.446628	732,998.451	8.955701	75.155	12/31/11
13.458370	829,951.849	10.513680	75.155	12/31/10
11.783409	902,705.882	9.191218	9,612.559	12/31/09
8.678898	1,008,264.804	6.759364	9,612.550	12/31/08
15.907143	1,161,307.113	12.369963	9,914.578	12/31/07
14.717387	1,410,898.731	11.427272	9,745.222	12/31/06
12.627182	1,622,445.152	9.789468	17,865.960	12/31/05
12.096493	1,892,337.612	9.363811	18,261.241	12/31/04
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
14.204086	199,342.049	14.457658	0.000	12/31/13
13.083891	190,575.158	13.297211	0.000	12/31/12
12.311332	208,075.572	12.492916	0.000	12/31/11
12.253392	249,890.123	12.415263	0.000	12/31/10
11.051517	267,285.063	11.180501	0.000	12/31/09
9.127064	321,412.820	9.219554	0.000	12/31/08
12.952754	455,222.276	13.064018	0.000	12/31/07
12.081358	512,762.391	12.166498	0.000	12/31/06
11.224446	572,609.363	11.286400	856.937	12/31/05
10.806880	586,564.485	10.850052	619.421	12/31/04
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
13.910727	249,517.020	14.158743	0.000	12/31/13
11.940945	232,823.335	12.135373	0.000	12/31/12
10.870014	257,828.180	11.030114	0.000	12/31/11
11.448022	283,338.056	11.599004	0.000	12/31/10
10.063779	347,592.943	10.181022	0.000	12/31/09
7.882894	412,084.563	7.962596	0.000	12/31/08
13.227039	518,810.234	13.340344	0.000	12/31/07
12.181313	629,515.069	12.266874	0.000	12/31/06
11.247959	673,218.784	11.309780	0.000	12/31/05
10.772978	687,211.128	10.815763	0.000	12/31/04

5

The Commodore Independence® (Current Contract)

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
12.582472	122,133.087	12.840541	848.809	13.014759	0.000	12/31/13
10.963522	156,626.753	11.154431	845.823	11.282983	0.000	12/31/12
10.255741	193,925.031	10.402478	817.267	10.501048	0.000	12/31/11
10.599696	139,497.772	10.718782	914.186	10.798580	0.000	12/31/10
9.633554	118,358.600	9.712245	339.368	9.764828	0.000	12/31/09
7.007788	111,399.974	7.043597	429.616	7.067460	0.000	12/31/08
10.412111	51,983.045	10.433387	230.905	10.447519	0.000	12/31/07
Janus Aspen Global Research Portfolio-Institutional Shares (Inception Date 7/15/1997)
17.160519	592,217.870	18.032743	2,468.687	14.217772	0.000	12/31/13
13.551778	664,771.959	14.197374	6,775.661	11.171252	0.000	12/31/12
11.446628	732,998.451	11.955353	6,529.621	9.388051	0.000	12/31/11
13.458370	829,951.849	14.013887	6,397.044	10.982362	0.000	12/31/10
11.783409	902,705.882	12.232581	6,492.712	9.567083	0.000	12/31/09
8.678898	1,008,264.804	8.982374	6,153.773	7.010936	0.000	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	12.784750	0.000	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	11.768528	0.000	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	10.046327	0.000	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	9.575676	0.000	12/31/04
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
14.204086	199,342.049	14.715168	0.000	15.064919	0.000	12/31/13
13.083891	190,575.158	13.513526	0.000	13.806822	0.000	12/31/12
12.311332	208,075.572	12.676785	0.000	12.925667	0.000	12/31/11
12.253392	249,890.123	12.578925	0.000	12.800088	0.000	12/31/10
11.051517	267,285.063	11.310713	13.208	11.486379	0.000	12/31/09
9.127064	321,412.820	9.312776	13.208	9.438349	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.326634	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.367019	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.432023	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.951356	0.000	12/31/04
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
13.910727	249,517.020	14.410726	0.000	14.752865	0.000	12/31/13
11.940945	232,823.335	12.332598	0.000	12.599960	0.000	12/31/12
10.870014	257,828.180	11.192284	0.000	11.411746	0.000	12/31/11
11.448022	283,338.056	11.751714	0.000	11.958045	0.000	12/31/10
10.063779	347,592.943	10.299424	0.000	10.459135	0.000	12/31/09
7.882894	412,084.563	8.042976	0.000	8.151231	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.607903	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.468482	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.455183	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.916251	0.000	12/31/04

6

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
12.971041	12,312.111	13.146768	0.000	12/31/13
11.250751	16,591.726	11.380226	0.000	12/31/12
10.476349	7,856.256	10.575471	0.000	12/31/11
10.778592	1,804.667	10.858723	0.000	12/31/10
9.751667	0.000	9.804401	0.000	12/31/09
7.061494	0.000	7.085385	598.528	12/31/08
10.443994	0.000	10.458123	0.000	12/31/07
Janus Aspen Global Research Portfolio-Institutional Shares (Inception Date 7/15/1997)
18.484291	366.309	14.551878	0.000	12/31/13
14.530865	279.731	11.416525	0.000	12/31/12
12.217572	317.551	9.579617	0.000	12/31/11
14.299594	294.411	11.189554	0.000	12/31/10
12.463098	267.565	9.732872	0.000	12/31/09
9.137790	238.860	7.121653	3,191.505	12/31/08
16.671615	214.662	12.966900	2,734.959	12/31/07
15.354205	198.036	11.918070	2,527.467	12/31/06
13.113864	180.878	10.158682	2,571.733	12/31/05
12.505798	292.617	9.668184	2,190.387	12/31/04
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
14.976862	0.000	15.332434	0.000	12/31/13
13.733046	0.000	14.030797	0.000	12/31/12
12.863112	0.000	13.115406	0.000	12/31/11
12.744543	0.000	12.968410	0.000	12/31/10
11.442288	0.000	11.619853	0.000	12/31/09
9.406857	0.000	9.533610	2,295.238	12/31/08
13.288878	0.000	13.440722	4,102.160	12/31/07
12.338233	0.000	12.453961	4,166.020	12/31/06
11.411149	0.000	11.495051	2,663.055	12/31/05
10.936855	0.000	10.995154	133.936	12/31/04
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
14.666741	0.000	15.014514	0.000	12/31/13
12.532717	0.000	12.804079	0.000	12/31/12
11.356596	0.000	11.579021	0.000	12/31/11
11.906237	0.000	12.115037	0.000	12/31/10
10.419061	0.000	10.580473	0.000	12/31/09
8.124096	0.000	8.233353	277.991	12/31/08
13.569466	0.000	13.724129	225.416	12/31/07
12.439564	0.000	12.555889	182.582	12/31/06
11.434368	0.000	11.518110	132.752	12/31/05
10.901897	0.000	10.959701	70.404	12/31/04

7

The Commodore Spirit® (Current Contract)

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
12.582472	122,133.087	12.840541	848.809	12.971041	12,312.111	12/31/13
10.963522	156,626.753	11.154431	845.823	11.250751	16,591.726	12/31/12
10.255741	193,925.031	10.402478	817.267	10.476349	7,856.256	12/31/11
10.599686	139,497.772	10.718782	914.186	10.778592	1,804.667	12/31/10
9.633554	118,358.600	9.712245	339.368	9.751667	0.000	12/31/09
7.007788	111,399.974	7.043597	429.616	7.061494	0.000	12/31/08
10.412111	51,983.045	10.433387	230.905	10.443994	0.000	12/31/07
Janus Aspen Global Research Portfolio-Institutional Shares (Inception Date 7/15/1997)
17.160519	592,217.870	18.032743	2,468.687	18.484291	366.309	12/31/13
13.551778	664,771.959	14.197374	6,775.661	14.530865	279.731	12/31/12
11.446628	732,998.451	11.955353	6,529.621	12.217572	317.551	12/31/11
13.458370	829,951.849	14.013887	6,397.044	14.299594	294.411	12/31/10
11.783409	902,705.882	12.232581	6,492.712	12.463098	267.565	12/31/09
8.678898	1,008,264.804	8.982374	6,153.773	9.137790	238.860	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	16.671615	214.662	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	15.354205	198.036	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	13.113864	180.878	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	12.505798	292.617	12/31/04
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
14.204086	199,342.049	14.715168	0.000	14.976862	0.000	12/31/13
13.083891	190,575.158	13.513526	0.000	13.733046	0.000	12/31/12
12.311332	208,075.572	12.676785	0.000	12.863112	0.000	12/31/11
12.253392	249,890.123	12.578925	0.000	12.744543	0.000	12/31/10
11.051517	267,285.063	11.310713	13.208	11.442288	0.000	12/31/09
9.127064	321,412.820	9.312776	13.208	9.406857	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.288878	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.338233	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.411149	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.936855	0.000	12/31/04
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
13.910727	249,517.020	14.410726	0.000	14.666741	0.000	12/31/13
11.940945	232,823.335	12.332598	0.000	12.532717	0.000	12/31/12
10.870014	257,828.180	11.192284	0.000	11.356596	0.000	12/31/11
11.448022	283,338.056	11.751714	0.000	11.906237	0.000	12/31/10
10.063779	347,592.943	10.299424	0.000	10.419061	0.000	12/31/09
7.882894	412,084.563	8.042976	0.000	8.124096	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.569466	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.439564	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.434368	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.901897	0.000	12/31/04

8

The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)

•	See The Commodore Spirit® Contract Prospectus dated May 1, 2014 for more information about the Cancelled Death Benefit Rider.

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
12.497481	437.513	12.371117	0.000	12/31/13
10.900516	1,270.754	10.806732	0.000	12/31/12
10.207208	1,258.202	10.134885	0.000	12/31/11
10.560214	420.014	10.501326	0.000	12/31/10
9.607427	0.000	9.568384	0.000	12/31/09
6.995880	0.000	6.978054	0.000	12/31/08
10.405023	0.000	10.394396	0.000	12/31/07
Janus Aspen Global Research Portfolio-Institutional Shares (Inception Date 7/15/1997)
16.878876	76.792	16.465770	0.000	12/31/13
13.342878	77.269	13.036141	0.000	12/31/12
11.281669	1,123.593	11.039187	0.000	12/31/11
13.277895	1,124.204	13.012271	0.000	12/31/10
11.637188	1,124.888	11.421722	0.000	12/31/09
8.579906	2,591.601	8.433883	0.000	12/31/08
15.741778	2,332.385	15.497595	0.000	12/31/07
14.579256	2,270.609	14.375089	0.000	12/31/06
12.521328	2,340.830	12.364730	0.000	12/31/05
12.007224	2,503.457	11.875064	0.000	12/31/04
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
14.037624	216.944	13.791484	0.000	12/31/13
12.943681	186.410	12.736101	0.000	12/31/12
12.191822	206.643	12.014667	0.000	12/31/11
12.146740	3,047.096	11.988431	0.000	12/31/10
10.966451	3,013.278	10.840002	0.000	12/31/09
9.066003	10,848.742	8.975117	0.000	12/31/08
12.879212	10,816.707	12.769620	0.000	12/31/07
12.025018	9,153.898	11.940953	0.000	12/31/06
11.183411	4,407.021	11.122095	0.000	12/31/05
10.778271	4,590.387	10.735463	0.000	12/31/04
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
13.747812	233.163	13.507042	0.000	12/31/13
11.813071	200.896	11.623867	0.000	12/31/12
10.764584	221.400	10.608383	0.000	12/31/11
11.348485	185.018	11.200818	0.000	12/31/10
9.986399	144.314	9.871459	0.000	12/31/09
7.830225	245.679	7.751894	0.000	12/31/08
13.152081	208.850	13.040454	0.000	12/31/07
12.124648	175.753	12.040151	0.000	12/31/06
11.206981	140.480	11.145787	0.000	12/31/05
10.744596	590.905	10.702146	0.000	12/31/04

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2014 FOR

CONTRACTS ISSUED BEFORE JUNE 1, 2009

Commodore Advantage® Contracts

Commodore Independence® Contracts

Commodore Spirit® Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with the Commodore Advantage®, Commodore Independence® and Commodore Spirit® Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

THIS SUPPLEMENTAL PROSPECTUS APPLIES TO CONTRACTS ISSUED BEFORE JUNE 1, 2009.

•	If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference.

•	If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract.

•	Your Contract effective date is set out on your Contract specifications page.

This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2014, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2014, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The SEC file number for each Contract is: Commodore Advantage® Contract 333-51971, Commodore Independence® Contract 333-51955, and Commodore Spirit® Contract 333-19725.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.

•       Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•       Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•       Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

For use with rider form numbers R1813307NW, R2010707NW, R2010807NW, R1813507NW, R2010907NW, and R2011007NW.

1

2

SUPPLEMENT TO EXPENSE TABLES

The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%

The current charges set out in the table are the Rider charges as of May 1, 2014. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.

After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

SUPPLEMENT TO EXAMPLES FOR COMMODORE ADVANTAGE® CONTRACTS

The following information supplements the Examples section in the Commodore Advantage® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated, a 4% bonus is credited to your Purchase Payment, and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (0.98%) are incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,195	$1,973	$2,774	$5,404

Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. Table #2: If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$395	$1,273	$2,247	$5,404

3

SUPPLEMENT TO EXAMPLES FOR COMMODORE INDEPENDENCE® CONTRACTS

The following information supplements the Examples section in the Commodore Independence® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Rider when you purchase your Contract and the maximum Rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (0.98%) are incurred.

	1 year	3 years	5 years	10 years
If you surrender, annuitize or keep your Contract at the end of the period, your costs would be:	$405	$1,303	$2,327	$5,517

SUPPLEMENT TO EXAMPLES FOR COMMODORE SPIRIT® CONTRACTS

The following information supplements the Examples section in the Commodore Spirit® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (0.98%) are incurred.

Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,095	$1,773	$2,574	$5,404

This example assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$395	$1,273	$2,274	$5,404

Example for Contract with Optional Benefit Rider, Highest Possible Separate Account Charges, and Maximum Fund Operating Expenses

Assumptions

•	You purchased an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The maximum Portfolio expenses (0.98%) are incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,121	$1,851	$2,709	$5,696

This example assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$421	$1,351	$2,409	$5,696

4

OVERVIEW

The chart below provides a simple comparison of the general characteristics of the basic Riders.

	Guaranteed Lifetime Withdrawal Benefit Lifetime GRIP	Guaranteed Minimum Withdrawal Benefit PayPlan
What benefit does this Rider provide?	This Rider provides a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.	This Rider provides a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

When do Benefit Payments begin?	We will make Benefit payments upon your Written Request. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.	We will make Benefit payments upon your Written Request.

How much are the Benefit Payments?

The annual Benefit amount is a percentage of the Benefit Base Amount on the payment date. The percentage is based on the Insured’s age on Benefit Start Date as follows:

•     4% if the Insured is under age 60

•     5% if the Insured is age 60 or older

The annual Benefit amount is 5% of the Benefit Base Amount on the payment date.

When do Benefit Payments end?	Generally, all rights to take Benefit payments end when the Insured dies.	Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

How much does the Rider cost?	The current charge for the Lifetime GRIP Rider for each contract year is 0.65% of the Benefit Base Amount.	The current charge for the PayPlan Rider for each contract year is 0.40% of the Benefit Base Amount.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”). If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to

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activate the Spousal Benefit. Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

You cannot activate the Rider

•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional BEFORE you activate the Rider.

Rider Charge

In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider. The Designated Subaccounts are listed below.

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Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section of the Contract prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount before the Benefit Start Date

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.

Rollup Base Amount

Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.

Rollup Formulas

Rollup Base Amount =	Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date + Interest – Proportional reductions for Excess Withdrawals

Rollup Interest Credit =	(Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date – Fixed Account value, if any at the end of the Rider Year) x 0.05

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Reset Base Amount

The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.

Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:

•	you make the Purchase Payments shown,
•	gains, losses, and charges cause your Account Value to vary as shown,
•	you take no withdrawals except as shown, and
•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.

The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.

An outstanding loan balance affects the amount of certain Rider benefits.

Example 1

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 1 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $	100,000 = $5,000
2	$105,000 + $50,000 + $5,000 = $160,000	0.05 x $	100,000 = $5,000
3	$160,000 + $7,500 = $167,500	0.05 x $	150,000 = $7,500
4	$167,500 + $7,500 = $175,000	0.05 x $	150,000 = $7,500
5	$175,000 + $7,500 = $182,500	0.05 x $	150,000 = $7,500

Example 2

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

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This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 2 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $5,000 = $110,000	0.05 x $100,000 = $5,000
3	$110,000 - $22,000 = $88,000	None due to withdrawal
4	$88,000	None due to withdrawal
5	$88,000	None due to withdrawal

Because a withdrawal is taken, the Rollup Base Amount is reduced by the same percentage as the percentage reduction in the Account Value.

Percentage Reduction	1.00- ($92,000 / $92,000 + $23,000) = 1.00 – 0.80 = 20%
Rollup Base Amount Reduction	$110,000 x 0.20 = $22,000
New Rollup Base Amount	$110,000 - $22,000 = $88,000

Additional Information about the Benefit Base Amount Examples. The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.

When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.

The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.

See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.

Lifetime Withdrawals

Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old. On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1⁄2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the

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required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year.

•	Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal			= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

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Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Reset Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Reset Base Amount even if your Account Value is higher than the Reset Base Amount on the Contract Anniversary.

Spousal Benefit

Spousal Benefit Terms	Definitions
Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

Spouse	The person who is the spouse of the Insured as of the Rider Effective Date. A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured. A new spouse cannot be substituted after the Rider Effective Date.

For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:

•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.

If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

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Age of Younger of Insured or Spouse on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.

If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”). If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to activate the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

You cannot activate the Rider

•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Lifetime Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under

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the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional BEFORE you activate the Rider.

Rider Charge

In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider. The Designated Subaccounts are listed below.

Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500.

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We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Withdrawals

Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit. The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.

Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1⁄2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Duration of Benefits

Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.

Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

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Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.

•	Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal			= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider. Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

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Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Benefit Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made,

Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

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Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

The Commodore Spirit®

The Commodore Advantage®

The Commodore Independence®

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2014, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gaig.com/annuities/pages/variable-compliance-docs.aspx to request a copy.

We filed a separate Registration Statement with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for each Contract is shown below.

• The Commodore Spirit® Contract	File Number 333-19725

• The Commodore Advantage® Contract	File Number 333-51971

• The Commodore Independence® Contract	File Number 333-51955

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity contracts.

We are an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

SERVICES

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2013 for each of the two years in the period then ended, and of the Company at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of these Contracts, we reserve the right to discontinue offering any Contract.

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Underwriting Commissions Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the “AILIC VA Products”). The chart below sets out the approximate aggregate dollar amount of underwriting commissions paid to, and the amount retained by, GAA for each of the last three fiscal years. Commission information is shown in the aggregate for all AILIC VA Products.

	2013	2012	2011
Commissions paid	$4.7 million	$5.8 million	$5.3 million
Commissions retained	$691	$16,172	$6,247

On August 2, 2010, GAA ceased its retail broker/dealer operations, focusing on its institutional role as the principal underwriter for the AILIC VA Products. As a result, the commissions retained by GAA are now insubstantial.

GAA Expenses Paid by the Company

The Company pays GAA’s operating expenses, including overhead, legal fees and accounting fees. The Company may also pay sales and other expenses incurred by GAA (such as expenses related to marketing materials and advertising) in connection with the distribution of the AILIC VA Products.

Arrangements with Selected Selling Firms

GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the AILIC VA Products (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the AILIC VA Products) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the AILIC VA Products over other financial products available in the marketplace.

In 2013, payments ranging from $10,000 to $15,000 were made to the following selling firms in connection with conference sponsorships: CUSO Financial Services, LP and Lincoln Investment Planning, Inc.

Payments from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and related expenses incurred by the Company and/or its affiliates. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners.

The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the AILIC VA Products, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments, which may be significant.

Rule 12b-1 Fees. The Company and/or GAA receive 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.10% to 0.25%. The Company and/or GAA may receive all or a portion of a 12b-1 fee attributable to the AILIC VA Products. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.125%. Some service providers may pay more in Support Fees than others.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC VA Products. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. Owners of AILIC VA Products and participants in group AILIC VA Products, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain

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investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of the AILIC VA Products, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

PERFORMANCE INFORMATION

We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:

•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for Money Market Subaccounts)

These figures are based on historical information and are not intended to indicate future performance. Description of the methods used to determine yield and total return are set forth below.

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return;

•	illustrate investment returns by graphs, charts, or otherwise.

Standardized Total Return—Average Annual Total Return

The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T) n     =    ERV

Where:

•	P = a hypothetical initial payment of $1,000

•	T = average annual total return

•	N = number of years

•	ERV = ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.

Adjusted Historical Total Return

Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

5

Non-Standardized Total Return—Cumulative Total Return

Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:

CTR = (ERV / P) – 1

Where:

•	CTR = the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

•	ERV = ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

•	P = a hypothetical initial payment of $1,000

In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.

Standardized Yield for the Money Market Subaccounts

Current Annualized Yield. Each of the Contracts allows for amounts to be allocated to the following Money Market Subaccount and its corresponding Money Market Portfolio: Dreyfus V.I.F. Money Market Portfolio.

In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.

The current annualized yield is calculated according to the following formula:

Yield = (Base Period Return / 7) * 365

Where:

•	Base Period Return = The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period - AUV at beginning of 7-day period

AUV at beginning of 7-day period

Because the Net Asset Value of a Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for a Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for a Money Market Subaccount of the Separate Account will be lower than the yield for its corresponding Money Market Portfolio or any comparable substitute-funding vehicle.

Effective Yield. SEC rules also permit us to disclose the effective yield of a Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

Effective Yield = [(Base Period Return + 1) 365 / 7] – 1

Additional Information about Yields. The yield on amounts held in a Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. A Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the corresponding Money Market Portfolio or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.

How to Obtain Current Yield Information. You may obtain current 7-day yield information for a Money Market Subaccount by calling us toll free at 1-800-789-6771.

6

BENEFIT UNIT TRANSFER FORMULAS

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) equals BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•	NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

7

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

8

Tax Deferral on Non-Tax-Qualified Contracts

Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.

FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at December 31, 2013 and for each of the two years in the period then ended, and the Company’s audited financial statements at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

The audited financial statements of the Separate Account and the Company’s audited financial statements are not posted with the Statement of Additional Information on our website. To obtain a free paper copy of these financial statements, send your request to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati OH 45201-5423; or call us at
1-800-789-6771.

9

FINANCIAL STATEMENTS Annuity Investors Variable Account B Year Ended December 31, 2013 With Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2013

Report of Independent Registered Public Accounting Firm

Contract Holders of Annuity Investors Variable Account B

and

Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account B (the “Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2013, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2013, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 25, 2014

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

Assets:	Shares	Cost	Fair Value
Investments in portfolio shares, at fair value (Note 2):
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	211,170.613	$2,109,216	$2,890,925
Mid Cap Value Fund	412,642.361	5,405,982	7,621,505
Ultra Fund	353,962.279	3,408,439	5,210,325
Vista Fund	318,725.716	5,414,063	7,219,138
Calamos Advisors Trust:
Growth and Income Portfolio	117,692.523	1,675,727	1,821,880
Davis Variable Account Fund, Inc.:
Value Portfolio	90,018.061	1,043,183	1,213,443
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	163,283.637	4,111,141	7,197,543
Stock Index Fund, Inc.	1,115,901.929	32,624,747	45,573,435
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	721,308.255	6,967,958	13,257,646
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	52,481.206	895,129	1,093,183
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	193,501.272	6,818,057	9,278,386
Growth and Income Portfolio	137,738.467	2,851,019	4,121,135
Money Market Portfolio	3,297,583.408	3,297,583	3,297,584
Opportunistic Small Cap Portfolio	162,798.841	5,134,590	7,656,430
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	293,576.887	3,269,651	5,193,375
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	233,451.180	2,365,976	2,628,661
Ibbotson Conservative ETF Asset Allocation Portfolio	58,649.416	650,365	656,873
Ibbotson Growth ETF Asset Allocation Portfolio	323,334.786	2,804,565	3,482,315
Ibbotson Income and Growth ETF Asset Allocation Portfolio	65,854.235	707,176	746,128
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	122,426.883	1,727,816	2,110,640
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	491,184.435	5,524,499	9,769,657
Comstock Fund	485,114.098	6,187,875	8,610,775
Core Equity Fund	166,355.540	4,156,536	6,393,044
Diversified Dividend Fund	59,799.769	979,109	1,251,609
Global Health Care Fund	133,027.557	2,101,072	3,900,368
High Yield Fund	473,406.930	2,511,551	2,698,420
Mid Cap Growth Fund	1,941,639.193	9,571,899	10,387,770
Small Cap Equity Fund	149,434.132	2,184,644	3,801,604
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	1,339,806.666	35,075,085	40,555,947
Enterprise Portfolio	270,823.533	7,532,564	15,967,757
Forty Portfolio	255,653.113	8,592,370	13,636,537
Global Research Portfolio	262,025.164	6,548,554	10,216,362
Janus Portfolio	411,505.406	8,164,495	14,073,483
Overseas Portfolio	458,283.885	20,579,441	19,257,088
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	591,036.450	6,036,064	6,034,482
Mid-Cap Growth Portfolio	84,285.259	953,810	1,214,551
U.S. Real Estate Portfolio	561,623.960	6,681,290	8,839,962
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	36,404.531	1,430,802	2,107,094
Capital Income Fund	89,014.272	1,035,218	1,231,957
Main Street Fund	88,398.852	1,843,930	2,761,581
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	271,198.528	3,679,379	3,417,102
Total Return Portfolio	624,428.768	7,057,555	6,856,229
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	223,895.505	2,472,096	2,834,517
Strategic Growth Fund	297,700.807	2,951,152	3,474,168
Wilshire Variable Insurance Trust:
2015 ETF Fund	39,217.157	395,900	480,019
2025 ETF Fund	42,518.640	439,524	500,869
2035 ETF Fund	26,745.215	252,980	306,233

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2013

	Units	Unit Value	FairValue
Net assets attributable to variable annuity contract holders (Note 2):
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund - 1.40% series contract	175,214.841	$14.431820	$2,528,669
Large Company Value Fund - 1.25% series contract	14,452.184	14.632890	211,477
Large Company Value Fund - 1.10% series contract	571.713	14.836291	8,482
Large Company Value Fund - 0.95% series contract	9,459.965	15.042053	142,297
Mid Cap Value Fund - 1.50% series contract	820.198	20.582533	16,882
Mid Cap Value Fund - 1.40% series contract	339,492.663	20.773235	7,052,361
Mid Cap Value Fund - 1.25% series contract	16,863.583	21.062657	355,192
Mid Cap Value Fund - 1.10% series contract	1,046.925	21.355435	22,358
Mid Cap Value Fund - 0.95% series contract	8,069.327	21.651433	174,712
Ultra Fund - 1.50% series contract	898.272	15.628758	14,039
Ultra Fund - 1.40% series contract	323,332.417	15.773566	5,100,105
Ultra Fund - 1.25% series contract	66.840	15.993344	1,069
Ultra Fund - 1.10% series contract	2,441.769	16.215644	39,595
Ultra Fund - 0.95% series contract	3,376.867	16.440460	55,517
Vista Fund - 1.50% series contract	269.306	16.155142	4,351
Vista Fund - 1.40% series contract	437,288.985	16.304883	7,129,946
Vista Fund - 1.25% series contract	3,216.806	16.532059	53,180
Vista Fund - 1.10% series contract	1,398.806	16.761854	23,447
Vista Fund - 0.95% series contract	483.351	16.994278	8,214
Calamos Advisors Trust:
Growth and Income Portfolio - 1.50% series contract	437.513	12.497481	5,468
Growth and Income Portfolio - 1.40% series contract	122,133.087	12.582472	1,536,736
Growth and Income Portfolio - 1.25% series contract	8,581.233	12.710996	109,076
Growth and Income Portfolio - 1.10% series contract	848.809	12.840541	10,899
Growth and Income Portfolio - 0.95% series contract	12,312.111	12.971041	159,701
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.40% series contract	95,678.915	11.649064	1,114,570
Value Portfolio - 1.25% series contract	132.049	11.768132	1,554
Value Portfolio - 1.10% series contract	2,935.808	11.888069	34,901
Value Portfolio - 0.95% series contract	5,197.583	12.008955	62,418
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	273.697	16.666024	4,561
Socially Responsible Growth Fund, Inc. - 1.40% series contract	421,241.321	16.943964	7,137,498
Socially Responsible Growth Fund, Inc. - 1.10% series contract	2,241.576	17.805108	39,912
Socially Responsible Growth Fund, Inc. - 0.95% series contract	853.221	18.251125	15,572
Stock Index Fund, Inc. - 1.50% series contract	1,241.846	20.210458	25,098
Stock Index Fund, Inc. - 1.40% series contract	2,179,625.801	20.547425	44,785,698
Stock Index Fund, Inc. - 1.25% series contract	5,879.315	16.754114	98,503
Stock Index Fund, Inc. - 1.10% series contract	16,677.015	21.591509	360,082
Stock Index Fund, Inc. - 0.95% series contract	13,737.827	22.132579	304,054
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio - 1.50% series contract	179.467	18.771857	3,369
Technology Growth Portfolio - 1.40% series contract	696,116.725	18.945844	13,188,519
Technology Growth Portfolio - 1.25% series contract	24.447	19.209803	470
Technology Growth Portfolio - 1.10% series contract	1,048.828	19.476811	20,428
Technology Growth Portfolio - 0.95% series contract	2,271.775	19.746873	44,860
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio - 1.40% series contract	72,702.273	14.077773	1,023,486
MidCap Stock Portfolio - 1.25% series contract	63.136	14.221628	898
MidCap Stock Portfolio - 1.10% series contract	414.620	14.366547	5,957
MidCap Stock Portfolio - 0.95% series contract	4,330.179	14.512605	62,842
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio - 1.50% series contract	237.341	20.808266	4,939
Appreciation Portfolio - 1.40% series contract	418,467.616	21.155122	8,852,733
Appreciation Portfolio - 1.25% series contract	18,085.284	17.423020	315,100
Appreciation Portfolio - 1.10% series contract	535.478	22.230051	11,904
Appreciation Portfolio - 0.95% series contract	4,112.458	22.786800	93,710
Growth and Income Portfolio - 1.50% series contract	639.120	17.671834	11,294
Growth and Income Portfolio - 1.40% series contract	226,651.886	17.966939	4,072,241
Growth and Income Portfolio - 1.10% series contract	499.416	18.879977	9,429
Growth and Income Portfolio - 0.95% series contract	1,455.617	19.352985	28,171
Money Market Portfolio - 1.50% series contract	2,030.980	1.144796	2,325
Money Market Portfolio - 1.40% series contract	2,752,059.241	1.157951	3,186,750
Money Market Portfolio - 1.10% series contract	44,065.536	1.208733	53,263
Money Market Portfolio - 0.95% series contract	44,726.980	1.235177	55,246
Opportunistic Small Cap Portfolio - 1.50% series contract	439.975	18.983929	8,352
Opportunistic Small Cap Portfolio - 1.40% series contract	392,346.554	19.299985	7,572,283
Opportunistic Small Cap Portfolio - 1.25% series contract	2,851.434	18.537452	52,858
Opportunistic Small Cap Portfolio - 1.10% series contract	304.495	20.281036	6,175
Opportunistic Small Cap Portfolio - 0.95% series contract	806.254	20.789513	16,762

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2013

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
DWS Investments VIT Funds - Class A:
Small Cap Index VIP - 1.50% series contract	227.804	$24.623052	$5,609
Small Cap Index VIP - 1.40% series contract	204,381.417	24.990567	5,107,607
Small Cap Index VIP - 1.25% series contract	30.914	25.550013	790
Small Cap Index VIP - 1.10% series contract	262.736	26.121057	6,863
Small Cap Index VIP - 0.95% series contract	2,715.143	26.704368	72,506
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	213,422.095	11.546536	2,464,286
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	223.175	11.783338	2,630
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.95% series contract	13,588.433	11.903144	161,745
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	49,479.756	11.435143	565,808
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	2,810.276	11.551932	32,464
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	610.793	11.669589	7,128
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.95% series contract	4,366.463	11.788240	51,473
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	282,439.876	11.297881	3,190,972
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	26.457	11.529597	305
Ibbotson Growth ETF Asset Allocation Portfolio - 0.95% series contract	24,988.645	11.646826	291,038
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	54,707.898	11.470964	627,552
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.10% series contract	35.377	11.706201	414
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 0.95% series contract	9,992.380	11.825199	118,162
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund - 1.40% series contract	156,645.428	11.296890	1,769,606
Templeton Foreign Securities Fund - 1.25% series contract	178.111	11.412317	2,033
Templeton Foreign Securities Fund - 1.10% series contract	7,039.332	11.528622	81,154
Templeton Foreign Securities Fund - 0.95% series contract	22,140.692	11.645851	257,847
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund - 1.65% series contract	414.531	34.476918	14,292
American Value Fund - 1.50% series contract	279.549	35.341722	9,880
American Value Fund - 1.40% series contract	263,974.437	35.930113	9,484,631
American Value Fund - 1.25% series contract	4,631.109	30.058764	139,205
American Value Fund - 1.10% series contract	1,169.565	37.756096	44,158
American Value Fund - 0.95% series contract	2,002.222	38.702592	77,491
Comstock Fund - 1.50% series contract	791.135	13.987366	11,066
Comstock Fund - 1.40% series contract	593,591.602	14.025444	8,325,386
Comstock Fund - 1.25% series contract	265.378	14.082736	3,737
Comstock Fund - 1.10% series contract	12,289.555	14.140141	173,776
Comstock Fund - 0.95% series contract	6,818.750	14.197646	96,810
Core Equity Fund - 1.40% series contract	413,576.950	15.295791	6,325,987
Core Equity Fund - 1.10% series contract	2,035.538	15.657419	31,871
Core Equity Fund - 0.95% series contract	2,221.236	15.840787	35,186
Diversified Dividend Fund - 1.40% series contract	85,781.764	13.819067	1,185,424
Diversified Dividend Fund - 1.25% series contract	996.224	13.875511	13,823
Diversified Dividend Fund - 1.10% series contract	514.308	13.932071	7,165
Diversified Dividend Fund - 0.95% series contract	3,230.947	13.988754	45,197
Global Health Care Fund - 1.50% series contract	49.022	19.011079	932
Global Health Care Fund - 1.40% series contract	195,336.043	19.255552	3,761,303
Global Health Care Fund - 1.25% series contract	1,211.540	19.628386	23,781
Global Health Care Fund - 1.10% series contract	550.739	20.007688	11,019
Global Health Care Fund - 0.95% series contract	5,066.877	20.393828	103,333
High Yield Fund - 1.40% series contract	141,076.361	17.796241	2,510,629
High Yield Fund - 1.25% series contract	4,374.916	18.060366	79,013
High Yield Fund - 1.10% series contract	208.149	18.327761	3,815
High Yield Fund - 0.95% series contract	5,643.650	18.598430	104,963
Mid Cap Growth Fund - 1.50% series contract	2,772.014	13.189388	36,561
Mid Cap Growth Fund - 1.40% series contract	757,880.351	13.211916	10,013,052
Mid Cap Growth Fund - 1.25% series contract	2,867.485	13.245782	37,982
Mid Cap Growth Fund - 1.10% series contract	14,238.945	13.279646	189,088
Mid Cap Growth Fund - 0.95% series contract	8,343.926	13.313508	111,087
Small Cap Equity Fund - 1.40% series contract	183,064.250	19.939934	3,650,289
Small Cap Equity Fund - 1.25% series contract	3,792.458	20.217845	76,675
Small Cap Equity Fund - 1.10% series contract	238.178	20.498848	4,882
Small Cap Equity Fund - 0.95% series contract	3,356.473	20.783040	69,758
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2013

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series - Institutional Shares:
Balanced Portfolio - 1.65% series contract	408.386	$31.426158	$12,834
Balanced Portfolio - 1.50% series contract	1,239.459	32.214323	39,928
Balanced Portfolio - 1.40% series contract	1,208,062.460	32.751293	39,565,608
Balanced Portfolio - 1.25% series contract	17,874.911	26.201632	468,352
Balanced Portfolio - 1.10% series contract	4,522.081	34.415303	155,629
Balanced Portfolio - 0.95% series contract	8,889.454	35.277339	313,596
Enterprise Portfolio - 1.40% series contract	508,249.496	30.762138	15,634,841
Enterprise Portfolio - 1.25% series contract	1,824.404	24.637391	44,949
Enterprise Portfolio - 1.10% series contract	4,884.457	32.325927	157,895
Enterprise Portfolio - 0.95% series contract	3,925.458	33.135553	130,072
Forty Portfolio - 1.50% series contract	770.116	18.493557	14,242
Forty Portfolio - 1.40% series contract	708,645.861	18.769594	13,300,995
Forty Portfolio - 1.25% series contract	10,067.646	19.189767	193,196
Forty Portfolio - 1.10% series contract	4,437.772	19.618655	87,063
Forty Portfolio - 0.95% series contract	2,046.214	20.056834	41,041
Global Research Portfolio - 1.50% series contract	76.792	16.878876	1,296
Global Research Portfolio - 1.40% series contract	592,217.870	17.160519	10,162,766
Global Research Portfolio - 1.25% series contract	75.155	13.467195	1,012
Global Research Portfolio - 1.10% series contract	2,468.687	18.032743	44,517
Global Research Portfolio - 0.95% series contract	366.309	18.484291	6,771
Janus Portfolio - 1.50% series contract	26.052	18.836692	491
Janus Portfolio - 1.40% series contract	727,456.514	19.150539	13,931,184
Janus Portfolio - 1.25% series contract	4,884.797	15.641686	76,406
Janus Portfolio - 1.10% series contract	3,246.016	20.123843	65,322
Janus Portfolio - 0.95% series contract	3.892	20.628340	80
Overseas Portfolio - 1.50% series contract	726.804	29.869783	21,709
Overseas Portfolio - 1.40% series contract	598,121.570	30.368250	18,163,905
Overseas Portfolio - 1.25% series contract	20,287.924	24.974523	506,681
Overseas Portfolio - 1.10% series contract	8,228.210	31.911520	262,575
Overseas Portfolio - 0.95% series contract	9,239.060	32.710883	302,218
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	770.045	17.133950	13,194
Core Plus Fixed Income Portfolio - 1.40% series contract	317,604.080	17.419293	5,532,439
Core Plus Fixed Income Portfolio - 1.25% series contract	14,812.605	16.604784	245,960
Core Plus Fixed Income Portfolio - 1.10% series contract	6,181.491	18.304351	113,148
Core Plus Fixed Income Portfolio - 0.95% series contract	6,914.737	18.763025	129,741
Mid-Cap Growth Portfolio - 1.40% series contract	71,334.305	15.931061	1,136,431
Mid-Cap Growth Portfolio - 1.10% series contract	125.333	16.257860	2,038
Mid-Cap Growth Portfolio - 0.95% series contract	4,632.611	16.423162	76,082
U.S. Real Estate Portfolio - 1.50% series contract	39.466	35.187181	1,389
U.S. Real Estate Portfolio - 1.40% series contract	233,162.546	35.773176	8,340,965
U.S. Real Estate Portfolio - 1.25% series contract	7,043.904	34.645813	244,042
U.S. Real Estate Portfolio - 1.10% series contract	3,255.364	37.591278	122,373
U.S. Real Estate Portfolio - 0.95% series contract	3,404.647	38.533446	131,193
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund - 1.40% series contract	134,160.760	14.837432	1,990,601
Capital Appreciation Fund - 1.25% series contract	883.956	15.044135	13,298
Capital Appreciation Fund - 1.10% series contract	1,402.590	15.253278	21,394
Capital Appreciation Fund - 0.95% series contract	5,289.502	15.464775	81,801
Capital Income Fund - 1.50% series contract	456.657	10.715102	4,893
Capital Income Fund - 1.40% series contract	109,115.932	10.814413	1,180,025
Capital Income Fund - 1.25% series contract	777.311	10.965147	8,523
Capital Income Fund - 1.10% series contract	150.558	11.117525	1,674
Capital Income Fund - 0.95% series contract	3,268.556	11.271706	36,842
Main Street Fund - 1.40% series contract	149,702.213	16.376301	2,451,569
Main Street Fund - 1.25% series contract	133.263	16.604423	2,213
Main Street Fund - 1.10% series contract	10,452.741	16.835166	175,974
Main Street Fund - 0.95% series contract	7,723.212	17.068639	131,825

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2013

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio - 1.40% series contract	244,655.406	13.354110	3,267,155
Real Return Portfolio - 1.25% series contract	2,194.112	13.540131	29,709
Real Return Portfolio - 1.10% series contract	1,549.691	13.728272	21,275
Real Return Portfolio - 0.95% series contract	7,110.120	13.918604	98,963
Total Return Portfolio - 1.50% series contract	991.340	14.634555	14,508
Total Return Portfolio - 1.40% series contract	372,789.364	14.770110	5,506,140
Total Return Portfolio - 1.25% series contract	11,842.748	14.975876	177,356
Total Return Portfolio - 1.10% series contract	14,959.527	15.183974	227,145
Total Return Portfolio - 0.95% series contract	60,481.448	15.394474	931,080
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund - 1.50% series contract	216.944	14.037624	3,045
Conservative Growth Fund - 1.40% series contract	199,342.049	14.204086	2,831,472
Strategic Growth Fund - 1.50% series contract	233.163	13.747812	3,205
Strategic Growth Fund - 1.40% series contract	249,517.020	13.910727	3,470,963
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.40% series contract	38,218.022	11.767710	449,739
2015 ETF Fund - 1.10% series contract	98.844	12.009035	1,187
2015 ETF Fund - 0.95% series contract	2,398.181	12.131154	29,093
2025 ETF Fund - 1.40% series contract	41,011.112	11.239207	460,932
2025 ETF Fund - 1.25% series contract	1,606.628	11.354033	18,242
2025 ETF Fund - 1.10% series contract	263.684	11.469729	3,024
2025 ETF Fund - 0.95% series contract	1,611.492	11.586308	18,671
2035 ETF Fund - 1.40% series contract	27,515.820	10.697369	294,347
2035 ETF Fund - 1.10% series contract	1,088.762	10.916796	11,886

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2013

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)		Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Porfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	$40,083	$36,515	$	3,568	$(16,914)	$0	$690,686	$673,772	$677,340
Mid Cap Value Fund	85,466	98,587		(13,121)	214,094	102,259	1,447,990	1,764,343	1,751,222
Ultra Fund	23,863	63,264		(39,401)	123,359	0	1,293,242	1,416,601	1,377,200
Vista Fund	0	96,687		(96,687)	248,444	0	1,562,425	1,810,869	1,714,182
Calamos Advisors Trust:
Growth and Income Portfolio	20,163	26,063		(5,900)	54,228	79,234	135,673	269,135	263,235
Davis Variable Account Fund, Inc.:
Value Portfolio	9,859	15,125		(5,266)	77,531	83,372	141,612	302,515	297,249
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	83,853	93,755		(9,902)	387,733	0	1,475,332	1,863,065	1,853,163
Stock Index Fund, Inc.	780,842	597,725		183,117	1,584,644	470,330	8,915,394	10,970,368	11,153,485
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	0	164,543		(164,543)	510,159	0	2,884,598	3,394,757	3,230,214
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	9,328	12,849		(3,521)	149,204	0	106,889	256,093	252,572
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	177,380	127,979		49,401	263,097	21,821	1,287,148	1,572,066	1,621,467
Growth and Income Portfolio	(45,744)	52,381		(98,125)	88,952	79,234	1,044,840	1,213,026	1,114,901
Money Market Portfolio	0	45,859		(45,859)	0	0	0	0	(45,859)
Opportunistic Small Cap Portfolio	0	94,806		(94,806)	(204,064)	0	2,849,510	2,645,446	2,550,640
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	75,549	64,373		11,176	481	181,614	1,228,778	1,410,873	1,422,049
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	35,051	38,862		(3,811)	209,620	13,579	57,646	280,845	277,034
Ibbotson Conservative ETF Asset Allocation Portfolio	8,422	9,482		(1,060)	16,770	7,821	(14,737)	9,854	8,794
Ibbotson Growth ETF Asset Allocation Portfolio	38,931	46,849		(7,918)	180,498	4,239	299,638	484,375	476,457
Ibbotson Income and Growth ETF Asset Allocation Portfolio	10,607	13,403		(2,796)	101,618	6,725	(47,609)	60,734	57,938
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	38,706	22,444		16,262	36,117	0	281,234	317,351	333,613
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	60,412	127,664		(67,252)	(150,315)	0	2,741,123	2,590,808	2,523,556
Comstock Fund	132,253	112,718		19,535	289,961	0	2,030,662	2,320,623	2,340,158
Core Equity Fund	82,713	85,751		(3,038)	271,501	0	1,203,337	1,474,838	1,471,800
Diversified Dividend Fund	26,534	14,924		11,610	46,099	0	209,029	255,128	266,738
Global Health Care Fund	23,805	48,935		(25,130)	84,245	0	1,061,108	1,145,353	1,120,223
High Yield Fund	133,567	36,765		96,802	146,676	0	(100,183)	46,493	143,295
Mid Cap Growth Fund	38,055	130,002		(91,947)	1,031,167	0	1,851,108	2,882,275	2,790,328
Small Cap Equity Fund	292	48,979		(48,687)	230,038	35,098	840,137	1,105,273	1,056,586
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	882,752	544,097		338,655	1,088,129	1,914,328	3,215,106	6,217,563	6,556,218
Enterprise Portfolio	73,534	204,458		(130,924)	1,201,966	0	2,804,183	4,006,149	3,875,225
Forty Portfolio	90,498	177,713		(87,215)	905,578	0	2,472,960	3,378,538	3,291,323
Global Research Portfolio	117,048	136,905		(19,857)	549,974	0	1,764,686	2,314,660	2,294,803
Janus Portfolio	102,554	185,401		(82,847)	1,032,701	0	2,364,934	3,397,635	3,314,788
Overseas Portfolio	598,719	265,853		332,866	(829,070)	0	2,787,188	1,958,118	2,290,984
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	240,317	91,370		148,947	(116,810)	0	(147,482)	(264,292)	(115,345)
Mid-Cap Growth Portfolio	4,199	17,352		(13,153)	(65,671)	26,052	433,123	393,504	380,351
U.S. Real Estate Portfolio	103,933	134,034		(30,101)	279,525	0	(147,430)	132,095	101,994
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	19,460	26,932		(7,472)	197,130	0	288,597	485,727	478,255
Capital Income Fund	29,736	17,721		12,015	(47,320)	0	175,346	128,026	140,041
Main Street Fund	30,645	37,849		(7,204)	410,387	0	320,671	731,058	723,854
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	63,571	59,110		4,461	161,622	28,122	(660,035)	(470,291)	(465,830)
Total Return Portfolio	163,814	101,652		62,162	94,792	62,807	(472,552)	(314,953)	(252,791)
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	26,772	39,396		(12,624)	23,839	0	215,822	239,661	227,037
Strategic Growth Fund	20,865	45,885		(25,020)	(16,952)	0	534,469	517,517	492,497
Wilshire Variable Insurance Trust:
2015 ETF Fund	8,603	6,789		1,814	34,392	4,055	(877)	37,570	39,384
2025 ETF Fund	8,519	6,323		2,196	12,282	0	28,975	41,257	43,453
2035 ETF Fund	5,227	4,313		914	41,713	550	(3,395)	38,868	39,782

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2013

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments In Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	$3,568	$(16,914)$	0	$690,686$	677,340	$148,907	$307,087	$53,436$	(104,744)	$572,596	$2,318,329	$2,890,925
Mid Cap Value Fund	(13,121)	214,094	102,259	1,447,990	1,751,222	252,339	989,196	131,371	(605,486)	1,145,736	6,475,769	7,621,505
Ultra Fund	(39,401)	123,359	0	1,293,242	1,377,200	140,456	420,933	18,339	(262,138)	1,115,062	4,095,263	5,210,325
Vista Fund	(96,687)	248,444	0	1,562,425	1,714,182	232,057	844,217	(369,276)	(981,436)	732,746	6,486,392	7,219,138
Calamos Advisors Trust:
Growth and Income Portfolio	(5,900)	54,228	79,234	135,673	263,235	121,674	279,392	(309,904)	(467,622)	(204,387)	2,026,267	1,821,880
Davis Variable Account Fund, Inc.:
Value Portfolio	(5,266)	77,531	83,372	141,612	297,249	67,246	217,597	117,162	(33,189)	264,060	949,383	1,213,443
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	(9,902)	387,733	0	1,475,332	1,853,163	177,518	721,439	(13,200)	(557,121)	1,296,042	5,901,501	7,197,543
Stock Index Fund, Inc.	183,117	1,584,644	470,330	8,915,394	11,153,485	1,471,609	4,845,691	(924,583)	(4,298,665)	6,854,820	38,718,615	45,573,435
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	(164,543)	510,159	0	2,884,598	3,230,214	355,389	1,006,125	(407,073)	(1,057,809)	2,172,405	11,085,241	13,257,646
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	(3,521)	149,204	0	106,889	252,572	60,056	98,865	148,010	109,201	361,773	731,410	1,093,183
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	49,401	263,097	21,821	1,287,148	1,621,467	325,422	1,306,483	(323,713)	(1,304,774)	316,693	8,961,693	9,278,386
Growth and Income Portfolio	(98,125)	88,952	79,234	1,044,840	1,114,901	117,431	503,482	(110,477)	(496,528)	618,373	3,502,762	4,121,135
Money Market Portfolio	(45,859)	0	0	0	(45,859)	153,093	663,819	(233,334)	(744,060)	(789,919)	4,087,503	3,297,584
Opportunistic Small Cap Portfolio	(94,806)	(204,064)	0	2,849,510	2,550,640	229,107	858,177	(133,468)	(762,538)	1,788,102	5,868,328	7,656,430
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	11,176	481	181,614	1,228,778	1,422,049	205,873	512,552	70,252	(236,427)	1,185,622	4,007,753	5,193,375
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(3,811)	209,620	13,579	57,646	277,034	169,131	524,227	(179,969)	(535,065)	(258,031)	2,886,692	2,628,661
Ibbotson Conservative ETF Asset Allocation Portfolio	(1,060)	16,770	7,821	(14,737)	8,794	49,586	157,731	(1,032)	(109,177)	(100,383)	757,256	656,873
Ibbotson Growth ETF Asset Allocation Portfolio	(7,918)	180,498	4,239	299,638	476,457	218,075	675,824	78,716	(379,033)	97,424	3,384,891	3,482,315
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(2,796)	101,618	6,725	(47,609)	57,938	84,545	519,117	(33,995)	(468,567)	(410,629)	1,156,757	746,128
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	16,262	36,117	0	281,234	333,613	143,539	206,189	487,383	424,733	758,346	1,352,294	2,110,640
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	(67,252)	(150,315)	0	2,741,123	2,523,556	271,994	1,139,511	(26,704)	(894,221)	1,629,335	8,140,322	9,769,657
Comstock Fund	19,535	289,961	0	2,030,662	2,340,158	331,970	1,266,696	(48,918)	(983,644)	1,356,514	7,254,261	8,610,775
Core Equity Fund	(3,038)	271,501	0	1,203,337	1,471,800	150,175	867,050	(156,430)	(873,305)	598,495	5,794,549	6,393,044
Diversified Dividend Fund	11,610	46,099	0	209,029	266,738	106,072	197,556	211,491	120,007	386,745	864,864	1,251,609
Global Health Care Fund	(25,130)	84,245	0	1,061,108	1,120,223	215,674	632,294	195,414	(221,206)	899,017	3,001,351	3,900,368
High Yield Fund	96,802	146,676	0	(100,183)	143,295	123,896	358,937	107,643	(127,398)	15,897	2,682,523	2,698,420
Mid Cap Growth Fund	(91,947)	1,031,167	0	1,851,108	2,790,328	354,294	978,965	(23,643)	(648,314)	2,142,014	8,245,756	10,387,770
Small Cap Equity Fund	(48,687)	230,038	35,098	840,137	1,056,586	176,333	605,058	946	(427,779)	628,807	3,172,797	3,801,604
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	338,655	1,088,129	1,914,328	3,215,106	6,556,218	1,174,495	4,988,831	788,707	(3,025,629)	3,530,589	37,025,358	40,555,947
Enterprise Portfolio	(130,924)	1,201,966	0	2,804,183	3,875,225	433,497	1,411,236	(107,313)	(1,085,052)	2,790,173	13,177,584	15,967,757
Forty Portfolio	(87,215)	905,578	0	2,472,960	3,291,323	398,770	1,546,902	(427,792)	(1,575,924)	1,715,399	11,921,138	13,636,537
Global Research Portfolio	(19,857)	549,974	0	1,764,686	2,294,803	302,545	1,295,940	(195,979)	(1,189,374)	1,105,429	9,110,933	10,216,362
Janus Portfolio	(82,847)	1,032,701	0	2,364,934	3,314,788	373,875	1,676,717	(470,129)	(1,772,971)	1,541,817	12,531,666	14,073,483
Overseas Portfolio	332,866	(829,070)	0	2,787,188	2,290,984	940,875	2,530,753	(1,089,116)	(2,678,994)	(388,010)	19,645,098	19,257,088
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	148,947	(116,810)	0	(147,482)	(115,345)	246,596	1,148,792	(64,412)	(966,608)	(1,081,953)	7,116,435	6,034,482
Mid-Cap Growth Portfolio	(13,153)	(65,671)	26,052	433,123	380,351	76,565	379,977	(309,669)	(613,081)	(232,730)	1,447,281	1,214,551
U.S. Real Estate Portfolio	(30,101)	279,525	0	(147,430)	101,994	364,309	1,181,293	(74,715)	(891,699)	(789,705)	9,629,667	8,839,962
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	(7,472)	197,130	0	288,597	478,255	152,854	247,881	(30,975)	(126,002)	352,253	1,754,841	2,107,094
Capital Income Fund	12,015	(47,320)	0	175,346	140,041	44,707	150,503	(60,084)	(165,880)	(25,839)	1,257,796	1,231,957
Main Street Fund	(7,204)	410,387	0	320,671	723,854	160,514	576,557	(344,608)	(760,651)	(36,797)	2,798,378	2,761,581
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	4,461	161,622	28,122	(660,035)	(465,830)	208,291	623,745	(788,920)	(1,204,374)	(1,670,204)	5,087,306	3,417,102
Total Return Portfolio	62,162	94,792	62,807	(472,552)	(252,791)	563,071	1,228,052	(294,692)	(959,673)	(1,212,464)	8,068,693	6,856,229
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	(12,624)	23,839	0	215,822	227,037	343,234	230,183	(1,449)	111,602	338,639	2,495,878	2,834,517
Strategic Growth Fund	(25,020)	(16,952)	0	534,469	492,497	348,162	129,547	(19,448)	199,167	691,664	2,782,504	3,474,168
Wilshire Variable Insurance Trust:
2015 ETF Fund	1,814	34,392	4,055	(877)	39,384	10,654	38,354	(29,884)	(57,584)	(18,200)	498,219	480,019
2025 ETF Fund	2,196	12,282	0	28,975	43,453	18,792	30,607	113,995	102,180	145,633	355,236	500,869
2035 ETF Fund	914	41,713	550	(3,395)	39,782	20,218	113,364	17,446	(75,700)	(35,918)	342,151	306,233

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2012

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	$10,947	$(163,622)	$0	$472,354	$319,679	$169,305	$353,483	$(96,279)	$(280,457)	$39,222	$2,279,107	$2,318,329
Mid Cap Value Fund	39,495	38,243	367,129	465,155	910,022	325,342	1,054,098	(382,030)	(1,110,786)	(200,764)	6,676,533	6,475,769
Ultra Fund	(59,947)	32,543	0	525,209	497,805	196,564	548,680	(104,122)	(456,238)	41,567	4,053,696	4,095,263
Vista Fund	(92,686)	58,138	0	879,623	845,075	264,163	700,956	(122,503)	(559,296)	285,779	6,200,613	6,486,392
Calamos Advisors Trust:
Growth and Income Portfolio	13,483	139,640	27,185	(23,686)	156,622	229,489	460,451	(89,246)	(320,208)	(163,586)	2,189,853	2,026,267
Davis Variable Account Fund, Inc.:
Value Portfolio	1,546	105,536	56,813	(52,881)	111,014	103,378	260,728	(41,647)	(198,997)	(87,983)	1,037,366	949,383
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	(36,646)	118,449	0	504,496	586,299	232,500	530,704	(125,210)	(423,414)	162,885	5,738,616	5,901,501
Stock Index Fund, Inc.	237,427	1,221,849	1,932,006	1,749,742	5,141,024	1,783,669	4,279,039	(1,165,718)	(3,661,088)	1,479,936	37,238,679	38,718,615
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	(161,170)	439,827	0	1,201,216	1,479,873	410,595	1,124,890	(427,951)	(1,142,246)	337,627	10,747,614	11,085,241
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	(7,001)	34,259	0	69,005	96,263	56,171	51,687	141,893	146,377	242,640	488,770	731,410
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	207,371	186,712	0	400,348	794,431	467,258	1,107,284	(176,681)	(816,707)	(22,276)	8,983,969	8,961,693
Growth and Income Portfolio	(25,628)	(363)	27,185	502,375	503,569	126,436	309,950	51,506	(132,008)	371,561	3,131,201	3,502,762
Money Market Portfolio	(54,664)	0	0	0	(54,664)	197,038	948,964	(85,193)	(837,119)	(891,783)	4,979,286	4,087,503
Opportunistic Small Cap Portfolio	(80,264)	(252,063)	0	1,300,497	968,170	269,710	521,411	(128,849)	(380,550)	587,620	5,280,708	5,868,328
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	(20,900)	(190,694)	963	763,884	553,253	226,284	538,227	(201,443)	(513,386)	39,867	3,967,886	4,007,753
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	6,412	116,595	118,964	(28,335)	213,636	185,940	412,440	695,561	469,061	682,697	2,203,995	2,886,692
Ibbotson Conservative ETF Asset Allocation Portfolio	(1,095)	34,245	14,105	(17,009)	30,246	55,931	110,561	22,229	(32,401)	(2,155)	759,411	757,256
Ibbotson Growth ETF Asset Allocation Portfolio	(3,534)	2,202	245,658	106,810	351,136	330,668	390,026	(8,850)	(68,208)	282,928	3,101,963	3,384,891
Ibbotson Income and Growth ETF Asset Allocation Portfolio	4,231	20,709	33,360	7,394	65,694	105,662	57,147	87,569	136,084	201,778	954,979	1,156,757
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	18,146	59,586	0	95,314	173,046	228,032	210,162	174,304	192,174	365,220	987,074	1,352,294
Invesco Variable Insurance Funds - Series I Shares:
Capital Development Fund (**)	(40,940)	(236,576)	0	1,388,444	1,110,928	164,767	355,789	(9,304,371)	(9,495,393)	(8,384,465)	8,384,465	0
Core Equity Fund	(27,594)	142,466	0	582,878	697,750	183,624	738,728	(277,072)	(832,176)	(134,426)	5,928,975	5,794,549
Diversified Dividend Fund	5,690	1,868	0	123,431	130,989	65,786	169,396	61,931	(41,679)	89,310	775,554	864,864
Global Health Care Fund	(41,910)	(24,858)	0	584,401	517,633	156,032	493,923	73,952	(263,939)	253,694	2,747,657	3,001,351
High Yield Fund	102,072	97,693	0	174,020	373,785	195,239	387,154	21,591	(170,324)	203,461	2,479,062	2,682,523
Small Cap Equity Fund	(47,242)	107,357	0	339,390	399,505	242,555	565,414	(307,081)	(629,940)	(230,435)	3,403,232	3,172,797
Van Kampen American Value Fund	(59,988)	(650,516)	0	1,923,112	1,212,608	334,565	1,260,673	(272,823)	(1,198,931)	13,677	8,126,645	8,140,322
Van Kampen Comstock Fund	21,379	(13,693)	0	1,180,151	1,187,837	390,291	1,267,467	(275,085)	(1,152,261)	35,576	7,218,685	7,254,261
Van Kampen Mid Cap Growth Fund (*)	(82,807)	844,579	0	(1,035,237)	(273,465)	324,935	731,354	8,925,640	8,519,221	8,245,756	0	8,245,756
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	513,130	1,246,185	2,719,211	(217,344)	4,261,182	1,477,537	5,035,925	(96,657)	(3,655,045)	606,137	36,419,221	37,025,358
Enterprise Portfolio	(185,056)	1,069,676	0	1,006,561	1,891,181	413,378	1,287,990	(245,520)	(1,120,132)	771,049	12,406,535	13,177,584
Forty Portfolio	(83,001)	756,691	0	1,660,686	2,334,376	494,416	1,201,164	(307,836)	(1,014,584)	1,319,792	10,601,346	11,921,138
Janus Portfolio	(110,357)	876,431	216,435	1,005,533	1,988,042	456,278	1,680,988	(318,853)	(1,543,563)	444,479	12,087,187	12,531,666
Overseas Portfolio	(142,323)	(248,653)	2,070,672	608,838	2,288,534	1,318,106	2,499,755	(1,074,949)	(2,256,598)	31,936	19,613,162	19,645,098
Worldwide Portfolio	(48,099)	277,935	0	1,250,369	1,480,205	329,881	962,686	(222,121)	(854,926)	625,279	8,485,654	9,110,933
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	241,615	(87,973)	0	426,932	580,574	501,165	1,385,634	(147,293)	(1,031,762)	(451,188)	7,567,623	7,116,435
Mid-Cap Growth Portfolio	(22,431)	(18,760)	186,847	(22,362)	123,294	108,626	308,525	(127,914)	(327,813)	(204,519)	1,651,800	1,447,281
U.S. Real Estate Portfolio	(52,729)	(1,025,771)	0	2,338,584	1,260,084	582,453	1,144,923	(3,611)	(566,081)	694,003	8,935,664	9,629,667
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	(627)	(76,953)	0	207,242	129,662	63,751	169,585	5,940	(99,894)	29,768	1,228,028	1,257,796
Capital Appreciation Fund	(14,152)	9,385	0	222,500	217,733	140,073	202,788	(164,826)	(227,541)	(9,808)	1,764,649	1,754,841
Main Street Fund	(12,578)	15,847	0	406,776	410,045	238,906	504,635	(92,664)	(358,393)	51,652	2,746,726	2,798,378
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	(17,819)	134,590	259,489	(6,867)	369,393	276,971	851,309	8,360	(565,978)	(196,585)	5,283,891	5,087,306
Total Return Portfolio	89,783	135,045	154,643	209,382	588,853	1,097,092	1,290,169	494,740	301,663	890,516	7,178,177	8,068,693
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	9,886	11,297	0	134,677	155,860	20,267	230,289	(14,166)	(224,188)	(68,328)	2,564,206	2,495,878
Strategic Growth Fund	(61)	(45,565)	0	309,524	263,898	27,264	280,116	(33,521)	(286,373)	(22,475)	2,804,979	2,782,504
Wilshire Variable Insurance Trust:
2015 ETF Fund	3,427	36,190	755	16,938	57,310	21,874	32,722	(80,111)	(90,959)	(33,649)	531,868	498,219
2025 ETF Fund	1,470	15,917	5,858	13,639	36,884	25,942	65,160	19,596	(19,622)	17,262	337,974	355,236
2035 ETF Fund	133	29,251	9,705	5,279	44,368	28,371	82,694	2,224	(52,099)	(7,731)	349,882	342,151

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.
(*)	Period from April 26, 2012 (commencement of operations) to December 31, 2012.
(**)	Period from January 1, 2012 to April 26, 2012 (fund termination date).

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2013 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

American Century Variable Portfolios – Class I Shares:

•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

•	Vista Fund

Calamos Advisors Trust:

•	Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Value Portfolio

Dreyfus Funds – Initial Shares:

•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.

Dreyfus Investment Portfolio – Initial Shares:

•	Technology Growth Portfolio

Dreyfus Investment Portfolio – Service Shares:

•	MidCap Stock Portfolio

Dreyfus Variable Investment Funds – Initial Shares:

•	Appreciation Portfolio

•	Growth and Income Portfolio

•	Money Market Portfolio

•	Opportunistic Small Cap Portfolio

DWS Investments VIT Funds – Class A:

•	Small Cap Index VIP

Financial Investors Variable Insurance Trust – Class II:

•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust – Class 2:

•	Templeton Foreign Securities Fund

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION - Continued

Invesco Variable Insurance Funds – Series I Shares:

•	American Value Fund

•	Comstock Fund

•	Core Equity Fund

•	Diversified Dividend Fund

•	Global Health Care Fund

•	High Yield Fund

•	Mid Cap Growth Fund

•	Small Cap Equity Fund

Janus Aspen Series – Institutional Shares:

•	Balanced Portfolio

•	Enterprise Portfolio

•	Forty Portfolio

•	Global Research Portfolio

•	Janus Portfolio

•	Overseas Portfolio

Morgan Stanley – The Universal Institutional Funds, Inc. – Class I:

•	Core Plus Fixed Income Portfolio

•	Mid-Cap Growth Portfolio

•	U.S. Real Estate Portfolio

Oppenheimer Variable Account Funds – Non-Service Shares:

•	Capital Appreciation Fund

•	Capital Income Fund

•	Main Street Fund

PIMCO Variable Insurance Trust – Administrative Class:

•	Real Return Portfolio

•	Total Return Portfolio

Timothy Partners, Ltd. – Variable Series:

•	Conservative Growth Fund

•	Strategic Growth Fund

Wilshire Variable Insurance Trust:

•	2015 ETF Fund

•	2025 ETF Fund

•	2035 ETF Fund

The following fund was added to the Account effective April 26, 2012: Invesco Variable Insurance Funds, Inc. – Series I Shares Mid Cap Growth Fund.

Invesco Variable Insurance Funds – Series I Shares Van Kampen American Value Fund’s name changed to Invesco Variable Insurance Funds – Series I Shares American Value Fund on April 29, 2013. Invesco Variable Insurance Funds – Series I Shares Van Kampen Comstock Fund’s name changed to Invesco Variable Insurance Funds – Series I Shares Comstock Fund on April 29, 2013. Invesco Variable Insurance Funds – Series I Shares Van Kampen Mid Cap Growth Fund’s name changed to Invesco Variable Insurance Funds – Series I Shares Mid Cap Growth Fund on April 29, 2013. Janes Aspen Series – Service Shares Worldwide Portfolio’s name changed to Janus Aspen Series – Service Shares Global Research Portfolio on May 1, 2013. Oppenheimer Variable Account Funds – Non-Service Shares Balanced Fund’s name changed to Oppenheimer Variable Account Funds – Non-Service Shares Capital Income Fund on April 30, 2013.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-Continued

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex- dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2013 Statements of Changes in Net Assets for applicable periods) December 31, 2013, are as follows

	2013
	Cost of Purchases	Proceeds from Sales
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	$245,721	$346,897
Mid Cap Value Fund	682,890	1,199,238
Ultra Fund	358,097	659,636
Vista Fund	101,341	1,179,464
Calamos Advisors Trust:
Growth and Income Portfolio	206,981	601,269
Davis Variable Account Fund, Inc.:
Value Portfolio	318,591	273,674
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	284,344	851,367
Stock Index Fund, Inc.	1,843,093	5,488,311
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	108,109	1,330,461
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	623,795	518,115
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	338,196	1,571,748
Growth and Income Portfolio	143,367	658,786
Money Market Portfolio	492,228	1,282,147
Opportunistic Small Cap Portfolio	320,660	1,178,004
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	775,387	819,024
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	205,697	730,994
Ibbotson Conservative ETF Asset Allocation Portfolio	66,150	168,566
Ibbotson Growth ETF Asset Allocation Portfolio	311,225	693,937
Ibbotson Income and Growth ETF Asset Allocation Portfolio	82,218	546,856
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	629,037	188,042
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	248,719	1,210,192
Comstock Fund	482,883	1,446,992
Core Equity Fund	155,887	1,032,230
Diversified Dividend Fund	369,369	237,752
Global Health Care Fund	498,769	745,105
High Yield Fund	384,843	415,439
Mid Cap Growth Fund	290,906	1,031,167
Small Cap Equity Fund	282,990	724,358
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	3,951,879	4,724,525
Enterprise Portfolio	533,658	1,749,634
Forty Portfolio	337,531	2,000,670
Global Research Portfolio	181,060	1,390,291
Janus Portfolio	183,727	2,039,545
Overseas Portfolio	1,069,953	3,416,081
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	482,202	1,299,863
Mid-Cap Growth Portfolio	191,668	791,850
U.S. Real Estate Portfolio	391,831	1,313,631
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	277,979	411,453
Capital Income Fund	82,252	236,117
Main Street Fund	150,456	918,311
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	423,592	1,595,383
Total Return Portfolio	1,167,380	2,002,084
Timothy Partners, Ltd - Variable Series.:
Conservative Growth Fund	340,270	241,292
Strategic Growth Fund	367,443	193,296
Wilshire Variable Insurance Trust:
2015 ETF Fund	66,463	118,178
2025 ETF Fund	153,682	49,306
2035 ETF Fund	39,839	114,075

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2013:

1.65% Series Contracts	$408
1.50% Series Contracts	3,813
1.40% Series Contracts	4,301,843
1.25% Series Contracts	49,168
1.10% Series Contracts	29,877
0.95% Series Contracts	45,333

$4,430,442

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $269,340 for the year ended December 31, 2013.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2013	Units Purchased	Units Redeemed	Units Outstanding 12/31/2013
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund - 1.40% series contract	186,739.566	21,778.255	33,302.980	175,214.841
Large Company Value Fund - 1.25% series contract	14,717.414	210.360	475.590	14,452.184
Large Company Value Fund - 1.10% series contract	524.589	129.171	82.047	571.713
Large Company Value Fund - 0.95% series contract	5,635.675	4,888.246	1,063.956	9,459.965
Mid Cap Value Fund - 1.50% series contract	642.420	178.870	1.092	820.198
Mid Cap Value Fund - 1.40% series contract	372,125.285	44,323.549	76,956.171	339,492.663
Mid Cap Value Fund - 1.25% series contract	19,281.396	1,107.041	3,524.854	16,863.583
Mid Cap Value Fund - 1.10% series contract	1,045.844	70.532	69.451	1,046.925
Mid Cap Value Fund - 0.95% series contract	6,345.659	2,787.387	1,063.719	8,069.327
Ultra Fund - 1.50% series contract	1,033.529	0.000	135.257	898.272
Ultra Fund - 1.40% series contract	343,466.575	39,249.244	59,383.402	323,332.417
Ultra Fund - 1.25% series contract	21.616	84.517	39.293	66.840
Ultra Fund - 1.10% series contract	3,573.179	202.250	1,333.660	2,441.769
Ultra Fund - 0.95% series contract	2,630.147	1,468.865	722.145	3,376.867
Vista Fund - 1.50% series contract	259.871	10.379	0.944	269.306
Vista Fund - 1.40% series contract	503,308.587	23,896.831	89,916.433	437,288.985
Vista Fund - 1.25% series contract	4,068.932	244.372	1,096.498	3,216.806
Vista Fund - 1.10% series contract	2,604.289	55.210	1,260.693	1,398.806
Vista Fund - 0.95% series contract	239.945	253.817	10.411	483.351
Calamos Advisors Trust:
Growth and Income Portfolio - 1.50% series contract	1,270.754	3.852	837.093	437.513
Growth and Income Portfolio - 1.40% series contract	156,626.753	17,569.444	52,063.110	122,133.087
Growth and Income Portfolio - 1.25% series contract	8,963.962	230.954	613.683	8,581.233
Growth and Income Portfolio - 1.10% series contract	845.823	47.625	44.639	848.809
Growth and Income Portfolio - 0.95% series contract	16,591.726	3,089.625	7,369.240	12,312.111
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.50% series contract	533.904	0.000	533.904	0.000
Value Portfolio - 1.40% series contract	98,427.146	34,252.025	37,000.256	95,678.915
Value Portfolio - 1.25% series contract	239.789	37.732	145.472	132.049
Value Portfolio - 1.10% series contract	2,927.853	323.039	315.084	2,935.808
Value Portfolio - 0.95% series contract	4,912.307	831.398	546.122	5,197.583
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	273.697	0.000	0.000	273.697
Socially Responsible Growth Fund, Inc. - 1.40% series contract	451,515.106	22,275.599	52,549.384	421,241.321
Socially Responsible Growth Fund, Inc. - 1.10% series contract	8,371.443	171.776	6,301.643	2,241.576
Socially Responsible Growth Fund, Inc. - 0.95% series contract	752.452	100.769	0.000	853.221
Stock Index Fund, Inc. - 1.50% series contract	1,042.478	201.896	2.528	1,241.846
Stock Index Fund, Inc. - 1.40% series contract	2,415,631.774	241,838.045	477,844.018	2,179,625.801
Stock Index Fund, Inc. - 1.25% series contract	7,501.052	790.052	2,411.789	5,879.315
Stock Index Fund, Inc. - 1.10% series contract	19,777.982	3,470.140	6,571.107	16,677.015
Stock Index Fund, Inc. - 0.95% series contract	8,913.129	5,686.805	862.107	13,737.827
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio - 1.50% series contract	180.111	0.000	0.644	179.467
Technology Growth Portfolio - 1.40% series contract	760,683.232	37,116.225	101,682.732	696,116.725
Technology Growth Portfolio - 1.25% series contract	24.447	0.000	0.000	24.447
Technology Growth Portfolio - 1.10% series contract	3,828.369	69.924	2,849.465	1,048.828
Technology Growth Portfolio - 0.95% series contract	1,302.878	1,583.320	614.423	2,271.775
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio - 1.40% series contract	65,350.491	98,281.665	90,929.883	72,702.273
MidCap Stock Portfolio - 1.25% series contract	49.535	24.978	11.377	63.136
MidCap Stock Portfolio - 1.10% series contract	360.021	112.710	58.111	414.620
MidCap Stock Portfolio - 0.95% series contract	3,153.542	1,979.288	802.651	4,330.179
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio - 1.50% series contract	237.341	0.000	0.000	237.341
Appreciation Portfolio - 1.40% series contract	480,698.667	26,335.204	88,566.255	418,467.616
Appreciation Portfolio - 1.25% series contract	23,364.331	1,157.166	6,436.213	18,085.284
Appreciation Portfolio - 1.10% series contract	1,500.955	35.049	1,000.526	535.478
Appreciation Portfolio - 0.95% series contract	3,838.950	345.643	72.135	4,112.458
Growth and Income Portfolio - 1.50% series contract	619.521	19.601	0.002	639.120
Growth and Income Portfolio - 1.40% series contract	256,128.605	12,518.707	41,995.426	226,651.886
Growth and Income Portfolio - 1.10% series contract	5,161.119	663.651	5,325.354	499.416
Growth and Income Portfolio - 0.95% series contract	735.182	720.435	0.000	1,455.617
Money Market Portfolio - 1.50% series contract	1,773.300	257.680	0.000	2,030.980
Money Market Portfolio - 1.40% series contract	3,400,012.115	571,711.284	1,219,664.158	2,752,059.241
Money Market Portfolio - 1.10% series contract	46,883.550	3,470.866	6,288.880	44,065.536
Money Market Portfolio - 0.95% series contract	34,550.351	10,446.997	270.368	44,726.980
Opportunistic Small Cap Portfolio - 1.50% series contract	421.689	19.004	0.718	439.975
Opportunistic Small Cap Portfolio - 1.40% series contract	439,984.821	38,066.777	85,705.044	392,346.554
Opportunistic Small Cap Portfolio - 1.25% series contract	2,954.659	123.583	226.808	2,851.434
Opportunistic Small Cap Portfolio - 1.10% series contract	1,780.473	87.288	1,563.266	304.495
Opportunistic Small Cap Portfolio - 0.95% series contract	239.222	587.319	20.287	806.254

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2013	Units Purchased	Units Redeemed	Units Outstanding 12/31/2013
DWS Investments VIT Funds - Class A:
Small Cap Index VIP - 1.50% series contract	227.804	0.000	0.000	227.804
Small Cap Index VIP - 1.40% series contract	216,197.887	45,964.505	57,780.975	204,381.417
Small Cap Index VIP - 1.25% series contract	12.683	40.568	22.337	30.914
Small Cap Index VIP - 1.10% series contract	240.525	38.771	16.560	262.736
Small Cap Index VIP - 0.95% series contract	2,386.295	568.504	239.656	2,715.143
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	263,014.521	17,740.831	67,333.257	213,422.095
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	1,743.840	55.095	1,575.760	223.175
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.95% series contract	10,673.266	2,984.530	69.363	13,588.433
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	58,845.157	5,385.883	14,751.284	49,479.756
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	2,795.797	14.479	0.000	2,810.276
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	2,043.470	52.039	1,484.716	610.793
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.95% series contract	3,142.103	1,224.360	0.000	4,366.463
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	311,928.946	30,431.164	59,920.234	282,439.876
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	2,006.072	594.440	2,574.055	26.457
Ibbotson Growth ETF Asset Allocation Portfolio - 0.95% series contract	29,541.369	4,984.558	9,537.282	24,988.645
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	78,530.337	5,527.191	29,349.630	54,707.898
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	171.990	0.000	171.990	0.000
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.10% series contract	2,540.031	860.949	3,365.603	35.377
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 0.95% series contract	24,783.846	18,475.706	33,267.172	9,992.380
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund - 1.40% series contract	118,926.202	119,632.208	81,912.982	156,645.428
Templeton Foreign Securities Fund - 1.25% series contract	494.453	455.683	772.025	178.111
Templeton Foreign Securities Fund - 1.10% series contract	8,545.848	3,185.016	4,691.532	7,039.332
Templeton Foreign Securities Fund - 0.95% series contract	16,586.389	7,034.816	1,480.513	22,140.692
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund - 1.65% series contract	415.080	0.000	0.549	414.531
American Value Fund - 1.50% series contract	669.284	9.543	399.278	279.549
American Value Fund - 1.40% series contract	290,678.039	26,909.326	53,612.928	263,974.437
American Value Fund - 1.25% series contract	5,598.536	255.704	1,223.131	4,631.109
American Value Fund - 1.10% series contract	1,429.027	6.236	265.698	1,169.565
American Value Fund - 0.95% series contract	1,890.713	293.501	181.992	2,002.222
Compstock Fund - 1.50% series contract	791.919	0.001	0.785	791.135
Compstock Fund - 1.40% series contract	669,292.355	117,201.983	192,902.736	593,591.602
Compstock Fund - 1.25% series contract	5,133.099	12.665	4,880.386	265.378
Compstock Fund - 1.10% series contract	12,246.413	3,132.287	3,089.145	12,289.555
Compstock Fund - 0.95% series contract	5,859.891	1,168.152	209.293	6,818.750
Core Equity Fund - 1.40% series contract	476,803.908	174,154.642	237,381.600	413,576.950
Core Equity Fund - 1.10% series contract	3,349.548	53.596	1,367.606	2,035.538
Core Equity Fund - 0.95% series contract	2,484.698	192.681	456.143	2,221.236
Diversified Dividend Fund - 1.40% series contract	78,953.087	34,950.130	28,121.453	85,781.764
Diversified Dividend Fund - 1.25% series contract	975.556	20.668	0.000	996.224
Diversified Dividend Fund - 1.10% series contract	411.372	103.424	0.488	514.308
Diversified Dividend Fund - 0.95% series contract	512.350	3,757.108	1,038.511	3,230.947
Global Health Care Fund - 1.50% series contract	49.327	0.000	0.305	49.022
Global Health Care Fund - 1.40% series contract	211,794.810	40,770.893	57,229.660	195,336.043
Global Health Care Fund - 1.25% series contract	1,471.867	86.766	347.093	1,211.540
Global Health Care Fund - 1.10% series contract	550.739	0.000	0.000	550.739
Global Health Care Fund - 0.95% series contract	1,975.991	4,080.591	989.705	5,066.877
High Yield Fund - 1.40% series contract	142,423.197	78,969.019	80,315.855	141,076.361
High Yield Fund - 1.25% series contract	10,066.333	341.724	6,033.141	4,374.916
High Yield Fund - 1.10% series contract	390.262	69.135	251.248	208.149
High Yield Fund - 0.95% series contract	5,783.246	1,455.920	1,595.516	5,643.650
Mid Cap Growth Fund - 1.50% series contract	2,392.541	384.166	4.693	2,772.014
Mid Cap Growth Fund - 1.40% series contract	815,554.470	52,708.386	110,382.505	757,880.351
Mid Cap Growth Fund - 1.25% series contract	3,176.978	97.949	407.442	2,867.485
Mid Cap Growth Fund - 1.10% series contract	14,349.911	4,696.739	4,807.705	14,238.945
Mid Cap Growth Fund - 0.95% series contract	7,635.219	1,408.929	700.222	8,343.926
Small Cap Equity Fund - 1.50% series contract	650.602	0.002	650.604	0.000
Small Cap Equity Fund - 1.40% series contract	208,253.920	39,272.857	64,462.527	183,064.250
Small Cap Equity Fund - 1.25% series contract	3,975.846	206.201	389.589	3,792.458
Small Cap Equity Fund - 1.10% series contract	179.356	74.271	15.449	238.178
Small Cap Equity Fund - 0.95% series contract	2,468.976	1,311.341	423.844	3,356.473

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2013	Units Purchased	Units Redeemed	Units Outstanding 12/31/2013
Janus Aspen Series - Institutional Shares:
Balanced Portfolio - 1.65% series contract	408.927	0.000	0.541	408.386
Balanced Portfolio - 1.50% series contract	1,322.657	132.427	215.625	1,239.459
Balanced Portfolio - 1.40% series contract	1,306,046.946	132,119.174	230,103.660	1,208,062.460
Balanced Portfolio - 1.25% series contract	24,444.146	1,616.837	8,186.072	17,874.911
Balanced Portfolio - 1.10% series contract	6,896.121	267.830	2,641.870	4,522.081
Balanced Portfolio - 0.95% series contract	4,520.706	5,692.898	1,324.150	8,889.454
Enterprise Portfolio - 1.40% series contract	547,374.229	36,136.291	75,261.024	508,249.496
Enterprise Portfolio - 1.25% series contract	2,485.119	68.668	729.383	1,824.404
Enterprise Portfolio - 1.10% series contract	7,027.066	174.840	2,317.449	4,884.457
Enterprise Portfolio - 0.95% series contract	2,249.531	2,492.860	816.933	3,925.458
Forty Portfolio - 1.50% series contract	762.052	9.391	1.327	770.116
Forty Portfolio - 1.40% series contract	802,313.680	53,769.312	147,437.131	708,645.861
Forty Portfolio - 1.25% series contract	12,292.044	528.745	2,753.143	10,067.646
Forty Portfolio - 1.10% series contract	4,618.959	181.241	362.428	4,437.772
Forty Portfolio - 0.95% series contract	1,291.436	765.473	10.695	2,046.214
Global Research Portfolio - 1.50% series contract	77.269	0.000	0.477	76.792
Global Research Portfolio - 1.40% series contract	664,771.959	22,641.769	95,195.858	592,217.870
Global Research Portfolio - 1.25% series contract	75.155	0.000	0.000	75.155
Global Research Portfolio - 1.10% series contract	6,775.661	59.963	4,366.937	2,468.687
Global Research Portfolio - 0.95% series contract	279.731	86.580	0.002	366.309
Janus Portfolio - 1.50% series contract	26.875	0.000	0.823	26.052
Janus Portfolio - 1.40% series contract	831,345.772	89,723.623	193,612.881	727,456.514
Janus Portfolio - 1.25% series contract	5,813.849	33.554	962.606	4,884.797
Janus Portfolio - 1.10% series contract	4,620.044	12.436	1,386.464	3,246.016
Janus Portfolio - 0.95% series contract	3.892	0.000	0.000	3.892
Overseas Portfolio - 1.50% series contract	987.590	33.886	294.672	726.804
Overseas Portfolio - 1.40% series contract	691,417.785	82,675.761	175,971.976	598,121.570
Overseas Portfolio - 1.25% series contract	22,134.338	1,206.063	3,052.477	20,287.924
Overseas Portfolio - 1.10% series contract	10,314.591	2,401.196	4,487.577	8,228.210
Overseas Portfolio - 0.95% series contract	8,726.240	2,603.158	2,090.338	9,239.060
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	736.640	34.351	0.946	770.045
Core Plus Fixed Income Portfolio - 1.40% series contract	373,704.364	58,555.003	114,655.287	317,604.080
Core Plus Fixed Income Portfolio - 1.25% series contract	15,609.756	208.545	1,005.696	14,812.605
Core Plus Fixed Income Portfolio - 1.10% series contract	6,034.862	941.456	794.827	6,181.491
Core Plus Fixed Income Portfolio - 0.95% series contract	5,533.684	1,811.094	430.041	6,914.737
Mid-Cap Growth Portfolio - 1.50% series contract	747.280	0.000	747.280	0.000
Mid-Cap Growth Portfolio - 1.40% series contract	119,005.736	18,258.758	65,930.189	71,334.305
Mid-Cap Growth Portfolio - 1.10% series contract	508.836	32.264	415.767	125.333
Mid-Cap Growth Portfolio - 0.95% series contract	2,814.203	2,322.117	503.709	4,632.611
U.S. Real Estate Portfolio - 1.50% series contract	39.877	0.000	0.411	39.466
U.S. Real Estate Portfolio - 1.40% series contract	257,201.976	39,343.646	63,383.076	233,162.546
U.S. Real Estate Portfolio - 1.25% series contract	7,297.310	625.480	878.886	7,043.904
U.S. Real Estate Portfolio - 1.10% series contract	3,695.376	560.225	1,000.237	3,255.364
U.S. Real Estate Portfolio - 0.95% series contract	2,517.330	1,036.036	148.719	3,404.647
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund - 1.40% series contract	144,156.056	46,559.563	56,554.859	134,160.760
Capital Appreciation Fund - 1.25% series contract	1,047.827	173.331	337.202	883.956
Capital Appreciation Fund - 1.10% series contract	1,265.355	225.112	87.877	1,402.590
Capital Appreciation Fund - 0.95% series contract	4,609.739	1,415.991	736.228	5,289.502
Capital Income Fund - 1.50% series contract	456.657	0.000	0.000	456.657
Capital Income Fund - 1.40% series contract	124,751.493	8,027.620	23,663.181	109,115.932
Capital Income Fund - 1.25% series contract	953.713	121.686	298.088	777.311
Capital Income Fund - 1.10% series contract	255.080	0.000	104.522	150.558
Capital Income Fund - 0.95% series contract	3,228.875	407.874	368.193	3,268.556
Main Street Fund - 1.50% series contract	811.581	0.001	811.582	0.000
Main Street Fund - 1.40% series contract	203,758.852	49,595.984	103,652.623	149,702.213
Main Street Fund - 1.25% series contract	245.354	37.182	149.273	133.263
Main Street Fund - 1.10% series contract	10,313.663	3,306.028	3,166.950	10,452.741
Main Street Fund - 0.95% series contract	6,400.271	1,917.155	594.214	7,723.212

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2013	Units Purchased	Units Redeemed	Units Outstanding 12/31/2013
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio - 1.40% series contract	329,750.940	46,959.287	132,054.821	244,655.406
Real Return Portfolio - 1.25% series contract	2,113.435	99.869	19.192	2,194.112
Real Return Portfolio - 1.10% series contract	1,968.057	1,168.394	1,586.760	1,549.691
Real Return Portfolio - 0.95% series contract	6,831.624	2,770.250	2,491.754	7,110.120
Total Return Portfolio - 1.50% series contract	849.921	141.419	0.000	991.340
Total Return Portfolio - 1.40% series contract	437,458.142	151,996.489	216,665.267	372,789.364
Total Return Portfolio - 1.25% series contract	20,174.509	952.554	9,284.315	11,842.748
Total Return Portfolio - 1.10% series contract	13,507.840	3,410.171	1,958.484	14,959.527
Total Return Portfolio - 0.95% series contract	53,491.942	17,209.799	10,220.293	60,481.448
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund - 1.50% series contract	186.410	31.602	1.068	216.944
Conservative Growth Fund - 1.40% series contract	190,575.158	30,762.019	21,995.128	199,342.049
Strategic Growth Fund - 1.50% series contract	200.896	33.416	1.149	233.163
Strategic Growth Fund - 1.40% series contract	232,823.335	45,424.255	28,730.570	249,517.020
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.40% series contract	41,913.564	5,104.576	8,800.118	38,218.022
2015 ETF Fund - 1.10% series contract	1,673.142	0.000	1,574.298	98.844
2015 ETF Fund - 0.95% series contract	2,398.181	0.000	0.000	2,398.181
2025 ETF Fund - 1.40% series contract	33,150.161	13,806.082	5,945.131	41,011.112
2025 ETF Fund - 1.25% series contract	1,539.600	67.029	0.001	1,606.628
2025 ETF Fund - 1.10% series contract	263.684	0.000	0.000	263.684
2025 ETF Fund - 0.95% series contract	0.000	1,611.492	0.000	1,611.492
2035 ETF Fund - 1.40% series contract	34,919.240	3,790.971	11,194.391	27,515.820
2035 ETF Fund - 1.10% series contract	1,317.426	0.000	228.664	1,088.762

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund - 1.40% series contract	214,654.017	52,237.335	80,151.786
Large Company Value Fund - 1.25% series contract	15,836.318	1,582.888	2,701.792
Large Company Value Fund - 1.10% series contract	318.584	304.557	98.552
Large Company Value Fund - 0.95% series contract	3,584.109	6,420.755	4,369.189
Mid Cap Value Fund - 1.50% series contract	1,976.558	174.244	1,508.382
Mid Cap Value Fund - 1.40% series contract	438,456.612	41,370.383	107,701.710
Mid Cap Value Fund - 1.25% series contract	26,822.301	6,727.822	14,268.727
Mid Cap Value Fund - 1.10% series contract	1,594.419	288.101	836.676
Mid Cap Value Fund - 0.95% series contract	3,634.414	4,261.556	1,550.311
Ultra Fund - 1.50% series contract	1,052.391	52.829	71.691
Ultra Fund - 1.40% series contract	382,563.084	97,890.315	136,986.824
Ultra Fund - 1.25% series contract	0.000	22.504	0.888
Ultra Fund - 1.10% series contract	4,254.932	1,182.443	1,864.196
Ultra Fund - 0.95% series contract	2,115.876	4,109.777	3,595.506
Vista Fund - 1.50% series contract	244.830	26.814	11.773
Vista Fund - 1.40% series contract	549,578.667	122,934.808	169,204.888
Vista Fund - 1.25% series contract	3,726.041	376.880	33.989
Vista Fund - 1.10% series contract	2,491.519	185.880	73.110
Vista Fund - 0.95% series contract	239.945	0.000	0.000
Calamos Advisors Trust:
Growth and Income Portfolio - 1.50% series contract	1,258.202	16.807	4.255
Growth and Income Portfolio - 1.40% series contract	193,925.031	97,877.309	135,175.587
Growth and Income Portfolio - 1.25% series contract	9,425.793	4,815.870	5,277.701
Growth and Income Portfolio - 1.10% series contract	817.267	29.090	0.534
Growth and Income Portfolio - 0.95% series contract	7,856.256	11,123.415	2,387.945
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.50% series contract	533.904	0.000	0.000
Value Portfolio - 1.40% series contract	121,657.376	45,992.513	69,222.743
Value Portfolio - 1.25% series contract	788.424	50.883	599.518
Value Portfolio - 1.10% series contract	3,665.277	1,219.265	1,956.689
Value Portfolio - 0.95% series contract	3,832.806	2,078.984	999.483
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	273.960	0.000	0.263
Socially Responsible Growth Fund, Inc. - 1.40% series contract	484,797.888	28,645.697	61,928.479
Socially Responsible Growth Fund, Inc. - 1.10% series contract	9,130.068	1,470.707	2,229.332
Socially Responsible Growth Fund, Inc. - 0.95% series contract	631.853	134.557	13.958
Stock Index Fund, Inc. - 1.50% series contract	4,999.846	215.625	4,172.993
Stock Index Fund, Inc. - 1.40% series contract	2,653,082.651	440,329.000	677,779.877
Stock Index Fund, Inc. - 1.25% series contract	9,143.559	627.023	2,269.530
Stock Index Fund, Inc. - 1.10% series contract	17,801.509	2,757.047	780.574
Stock Index Fund, Inc. - 0.95% series contract	7,607.883	3,359.613	2,054.367
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio - 1.50% series contract	695.218	0.274	515.381
Technology Growth Portfolio - 1.40% series contract	830,225.679	99,729.893	169,272.340
Technology Growth Portfolio - 1.25% series contract	9,740.165	100.085	9,815.803
Technology Growth Portfolio - 1.10% series contract	4,375.537	346.885	894.053
Technology Growth Portfolio - 0.95% series contract	1,504.317	272.341	473.780
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio - 1.40% series contract	51,137.405	123,594.826	109,381.740
MidCap Stock Portfolio - 1.25% series contract	16.876	33.918	1.259
MidCap Stock Portfolio - 1.10% series contract	211.394	759.033	610.406
MidCap Stock Portfolio - 0.95% series contract	2,825.885	5,385.312	5,057.655
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio - 1.50% series contract	237.569	0.000	0.228
Appreciation Portfolio - 1.40% series contract	530,768.195	97,047.336	147,116.864
Appreciation Portfolio - 1.25% series contract	20,273.160	11,295.586	8,204.415
Appreciation Portfolio - 1.10% series contract	1,550.488	65.570	115.103
Appreciation Portfolio - 0.95% series contract	2,656.358	1,357.895	175.303
Growth and Income Portfolio - 1.50% series contract	587.571	73.441	41.491
Growth and Income Portfolio - 1.40% series contract	267,262.291	32,338.663	43,472.349
Growth and Income Portfolio - 1.10% series contract	4,813.443	376.224	28.548
Growth and Income Portfolio - 0.95% series contract	704.263	33.437	2.518
Money Market Portfolio - 1.50% series contract	1,977.040	565.273	769.013
Money Market Portfolio - 1.40% series contract	4,042,444.467	1,159,731.470	1,802,163.822
Money Market Portfolio - 1.25% series contract	84,566.183	202.522	84,768.705
Money Market Portfolio - 1.10% series contract	43,697.057	3,759.066	572.573
Money Market Portfolio - 0.95% series contract	22,403.491	15,012.787	2,865.927
Opportunistic Small Cap Portfolio - 1.50% series contract	941.590	56.262	576.163
Opportunistic Small Cap Portfolio - 1.40% series contract	470,581.549	54,920.329	85,517.057
Opportunistic Small Cap Portfolio - 1.25% series contract	2,464.379	513.524	23.244
Opportunistic Small Cap Portfolio - 1.10% series contract	1,777.376	370.241	367.144
Opportunistic Small Cap Portfolio - 0.95% series contract	608.696	204.790	574.264

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed
DWS Investments VIT Funds - Class A:
Small Cap Index VIP - 1.50% series contract	228.043	4.786	5.025
Small Cap Index VIP - 1.40% series contract	246,483.584	64,845.959	95,131.656
Small Cap Index VIP - 1.25% series contract	0.000	13.208	0.525
Small Cap Index VIP - 1.10% series contract	159.151	392.233	310.859
Small Cap Index VIP - 0.95% series contract	1,786.098	2,303.303	1,703.106
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	220,613.239	127,922.148	85,520.866
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	1,579.763	168.438	4.361
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.95% series contract	7,632.280	8,545.484	5,504.498
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	63,179.716	22,183.613	26,518.172
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	2,625.713	170.084	0.000
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	1,896.821	152.520	5.871
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.95% series contract	1,875.587	1,285.488	18.972
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	325,548.201	53,516.476	67,135.731
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	1,767.898	238.488	0.314
Ibbotson Growth ETF Asset Allocation Portfolio - 0.95% series contract	23,401.801	10,334.794	4,195.226
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	70,451.807	20,663.883	12,585.353
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	171.990	0.000	0.000
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.10% series contract	2,051.426	506.513	17.908
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 0.95% series contract	20,552.580	4,375.924	144.658
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund - 1.40% series contract	109,755.477	59,842.052	50,671.327
Templeton Foreign Securities Fund - 1.25% series contract	2,134.341	141.918	1,781.806
Templeton Foreign Securities Fund - 1.10% series contract	7,085.714	1,654.544	194.410
Templeton Foreign Securities Fund - 0.95% series contract	4,309.982	17,284.231	5,007.824
Invesco Variable Insurance Funds - Series I Shares:
Capital Development Fund - 1.50% series contract	3,803.446	2,052.352	5,855.798
Capital Development Fund - 1.40% series contract	732,824.767	662,468.659	1,395,293.426
Capital Development Fund - 1.25% series contract	2,803.020	151.582	2,954.602
Capital Development Fund - 1.10% series contract	9,940.331	2,542.316	12,482.647
Capital Development Fund - 0.95% series contract	5,088.563	4,977.218	10,065.781
Core Equity Fund - 1.40% series contract	548,698.728	286,920.993	358,815.813
Core Equity Fund - 1.25% series contract	4.121	23.753	27.874
Core Equity Fund - 1.10% series contract	3,343.527	62.262	56.241
Core Equity Fund - 0.95% series contract	2,476.624	274.145	266.071
Diversified Dividend Fund - 1.40% series contract	82,836.989	91,870.763	95,754.665
Diversified Dividend Fund - 1.25% series contract	1,400.491	199.899	624.834
Diversified Dividend Fund - 1.10% series contract	307.180	842.125	737.933
Diversified Dividend Fund - 0.95% series contract	329.924	783.313	600.887
Global Health Care Fund - 1.50% series contract	696.852	0.353	647.878
Global Health Care Fund - 1.40% series contract	230,720.226	49,138.104	68,063.520
Global Health Care Fund - 1.25% series contract	1,495.632	1,072.542	1,096.307
Global Health Care Fund - 1.10% series contract	605.538	305.321	360.120
Global Health Care Fund - 0.95% series contract	2,044.352	710.091	778.452
High Yield Fund - 1.40% series contract	157,990.732	130,859.473	146,427.008
High Yield Fund - 1.25% series contract	9,844.151	958.235	736.053
High Yield Fund - 1.10% series contract	352.137	628.552	590.427
High Yield Fund - 0.95% series contract	1,434.066	6,422.485	2,073.305
Small Cap Equity Fund - 1.50% series contract	650.602	0.000	0.000
Small Cap Equity Fund - 1.40% series contract	256,379.488	135,221.907	183,347.475
Small Cap Equity Fund - 1.25% series contract	1,520.712	3,218.651	763.517
Small Cap Equity Fund - 1.10% series contract	120.842	62.271	3.757
Small Cap Equity Fund - 0.95% series contract	1,047.560	1,983.209	561.793
Van Kampen American Value Fund - 1.65% series contract	415.706	0.000	0.626
Van Kampen American Value Fund - 1.50% series contract	1,106.788	36.976	474.480
Van Kampen American Value Fund - 1.40% series contract	337,061.529	70,829.395	117,212.885
Van Kampen American Value Fund - 1.25% series contract	5,143.400	513.485	58.349
Van Kampen American Value Fund - 1.10% series contract	1,547.940	30.461	149.374
Van Kampen American Value Fund - 0.95% series contract	1,733.768	288.460	131.515
Van Kampen Comstock Fund - 1.50% series contract	793.439	799.677	801.197
Van Kampen Comstock Fund - 1.40% series contract	788,946.970	727,693.908	847,348.523
Van Kampen Comstock Fund - 1.25% series contract	5,006.658	1,246.042	1,119.601
Van Kampen Comstock Fund - 1.10% series contract	11,301.176	5,175.342	4,230.105
Van Kampen Comstock Fund - 0.95% series contract	5,085.235	3,708.372	2,933.716
Van Kampen Mid Cap Growth Fund - 1.50% series contract	0.000	7,341.943	4,949.402
Van Kampen Mid Cap Growth Fund - 1.40% series contract	0.000	1,736,581.811	921,027.341
Van Kampen Mid Cap Growth Fund - 1.25% series contract	0.000	3,176.978	0.000
Van Kampen Mid Cap Growth Fund - 1.10% series contract	0.000	17,115.532	2,765.621
Van Kampen Mid Cap Growth Fund - 0.95% series contract	0.000	13,990.478	6,355.259

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed
Janus Aspen Series - Institutional Shares:
Balanced Portfolio - 1.65% series contract	409.545	0.000	0.618
Balanced Portfolio - 1.50% series contract	1,752.523	152.610	582.476
Balanced Portfolio - 1.40% series contract	1,444,863.868	166,421.281	305,238.203
Balanced Portfolio - 1.25% series contract	24,053.453	5,216.457	4,825.764
Balanced Portfolio - 1.10% series contract	7,375.211	803.371	1,282.461
Balanced Portfolio - 0.95% series contract	1,783.195	3,713.954	976.443
Enterprise Portfolio - 1.40% series contract	598,482.932	65,367.711	116,476.414
Enterprise Portfolio - 1.25% series contract	2,466.761	18.830	0.472
Enterprise Portfolio - 1.10% series contract	7,006.154	450.674	429.762
Enterprise Portfolio - 0.95% series contract	922.766	2,232.711	905.946
Forty Portfolio - 1.50% series contract	749.264	37.863	25.075
Forty Portfolio - 1.40% series contract	871,789.682	169,671.747	239,147.749
Forty Portfolio - 1.25% series contract	15,132.420	4,338.101	7,178.477
Forty Portfolio - 1.10% series contract	5,220.827	300.269	902.137
Forty Portfolio - 0.95% series contract	1,178.264	247.958	134.786
Janus Portfolio - 1.50% series contract	27.848	0.000	0.973
Janus Portfolio - 1.40% series contract	938,110.836	150,074.229	256,839.293
Janus Portfolio - 1.25% series contract	6,724.471	263.575	1,174.197
Janus Portfolio - 1.10% series contract	4,547.782	86.478	14.216
Janus Portfolio - 0.95% series contract	3.892	0.000	0.000
Overseas Portfolio - 1.50% series contract	998.535	90.651	101.596
Overseas Portfolio - 1.40% series contract	779,936.822	193,588.020	282,107.057
Overseas Portfolio - 1.25% series contract	21,145.876	6,348.197	5,359.735
Overseas Portfolio - 1.10% series contract	9,472.303	1,906.225	1,063.937
Overseas Portfolio - 0.95% series contract	7,488.175	3,927.505	2,689.440
Worldwide Portfolio - 1.50% series contract	1,123.593	0.551	1,046.875
Worldwide Portfolio - 1.40% series contract	732,998.451	39,021.129	107,247.621
Worldwide Portfolio - 1.25% series contract	75.155	0.000	0.000
Worldwide Portfolio - 1.10% series contract	6,529.621	286.931	40.891
Worldwide Portfolio - 0.95% series contract	317.551	104.763	142.583
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	2,785.561	87.349	2,136.270
Core Plus Fixed Income Portfolio - 1.40% series contract	438,941.370	118,257.208	183,494.214
Core Plus Fixed Income Portfolio - 1.25% series contract	10,167.160	6,424.262	981.666
Core Plus Fixed Income Portfolio - 1.10% series contract	5,407.690	1,306.019	678.847
Core Plus Fixed Income Portfolio - 0.95% series contract	3,502.313	4,185.056	2,153.685
Mid-Cap Growth Portfolio - 1.50% series contract	747.280	0.000	0.000
Mid-Cap Growth Portfolio - 1.40% series contract	145,923.088	102,224.093	129,141.445
Mid-Cap Growth Portfolio - 1.25% series contract	1,822.650	1,822.650	3,645.300
Mid-Cap Growth Portfolio - 1.10% series contract	474.836	36.537	2.537
Mid-Cap Growth Portfolio - 0.95% series contract	1,603.986	1,874.259	664.042
U.S. Real Estate Portfolio - 1.50% series contract	40.338	0.000	0.461
U.S. Real Estate Portfolio - 1.40% series contract	275,350.847	66,377.548	84,526.419
U.S. Real Estate Portfolio - 1.25% series contract	6,649.244	4,322.219	3,674.153
U.S. Real Estate Portfolio - 1.10% series contract	3,613.931	426.707	345.262
U.S. Real Estate Portfolio - 0.95% series contract	1,376.924	2,211.424	1,071.018
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund - 1.50% series contract	457.186	25.309	25.838
Balanced Fund - 1.40% series contract	134,854.577	19,192.898	29,295.982
Balanced Fund - 1.25% series contract	1,862.130	271.886	1,180.303
Balanced Fund - 1.10% series contract	315.357	6.222	66.499
Balanced Fund - 0.95% series contract	2,741.025	520.928	33.078
Capital Appreciation Fund - 1.40% series contract	164,924.900	113,225.863	133,994.707
Capital Appreciation Fund - 1.25% series contract	1,174.714	217.731	344.618
Capital Appreciation Fund - 1.10% series contract	972.095	402.298	109.038
Capital Appreciation Fund - 0.95% series contract	3,943.625	1,378.507	712.393
Main Street Fund - 1.50% series contract	811.581	0.000	0.000
Main Street Fund - 1.40% series contract	233,060.022	184,403.220	213,704.390
Main Street Fund - 1.25% series contract	2,527.240	90.021	2,371.907
Main Street Fund - 1.10% series contract	8,860.484	1,787.945	334.766
Main Street Fund - 0.95% series contract	5,456.021	2,354.048	1,409.798

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio - 1.40% series contract	371,829.090	205,373.926	247,452.076
Real Return Portfolio - 1.25% series contract	1,876.652	244.967	8.184
Real Return Portfolio - 1.10% series contract	1,750.068	862.155	644.166
Real Return Portfolio - 0.95% series contract	4,133.483	6,310.681	3,612.540
Total Return Portfolio - 1.50% series contract	834.803	75.383	60.265
Total Return Portfolio - 1.40% series contract	453,654.585	253,650.301	269,846.744
Total Return Portfolio - 1.25% series contract	18,995.943	4,801.567	3,623.001
Total Return Portfolio - 1.10% series contract	11,199.441	5,322.794	3,014.395
Total Return Portfolio - 0.95% series contract	21,810.821	46,110.314	14,429.193
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund - 1.50% series contract	206.643	33.498	53.731
Conservative Growth Fund - 1.40% series contract	208,075.572	8,855.824	26,356.238
Strategic Growth Fund - 1.50% series contract	221.400	37.134	57.638
Strategic Growth Fund - 1.40% series contract	257,828.180	2,965.808	27,970.653
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.40% series contract	50,683.369	2,290.158	11,059.963
2015 ETF Fund - 1.10% series contract	1,394.068	279.074	0.000
2015 ETF Fund - 0.95% series contract	2,398.181	0.000	0.000
2025 ETF Fund - 1.40% series contract	35,659.897	5,722.308	8,232.044
2025 ETF Fund - 1.25% series contract	994.796	544.804	0.000
2025 ETF Fund - 1.10% series contract	314.492	0.000	50.808
2035 ETF Fund - 1.40% series contract	40,371.374	4,875.387	10,327.521
2035 ETF Fund - 1.10% series contract	1,317.426	0.000	0.000

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2013				Periods Ended December 31, 2013
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	200	$14.431820	$15.042053	$2,891	1.54%	0.95%	1.40%	29.50%	30.09%
Mid Cap Value Fund	366	20.582533	21.651433	7,622	1.21%	0.95%	1.50%	28.16%	28.88%
Ultra Fund	330	15.628758	16.440460	5,210	0.51%	0.95%	1.50%	35.02%	35.77%
Vista Fund	443	16.155142	16.994278	7,219	0.00%	0.95%	1.50%	28.22%	28.94%
Calamos Advisors Trust:
Growth and Income Portfolio	144	12.497481	12.971041	1,822	1.05%	0.95%	1.50%	14.65%	15.29%
Davis Variable Account Fund, Inc.:
Value Portfolio	104	11.649064	12.008955	1,213	0.91%	0.95%	1.40%	31.56%	32.16%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	425	16.666024	18.251125	7,198	1.28%	0.95%	1.50%	32.33%	33.07%
Stock Index Fund, Inc.	2,217	20.210458	22.132579	45,573	1.85%	0.95%	1.50%	30.05%	30.77%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	700	18.771857	19.746873	13,258	0.00%	0.95%	1.50%	30.81%	31.54%
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	78	14.077773	14.512605	1,093	1.02%	0.95%	1.40%	32.81%	33.42%
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	441	20.808266	22.786800	9,278	1.94%	0.95%	1.50%	19.29%	19.95%
Growth and Income Portfolio	229	17.671834	19.352985	4,121	1.05%	0.95%	1.50%	34.73%	35.48%
Money Market Portfolio	2,843	1.144796	1.235177	3,298	0.00%	0.95%	1.50%	-1.30%	-0.76%
Opportunistic Small Cap Portfolio	397	18.983929	20.789513	7,656	0.00%	0.95%	1.50%	46.32%	47.14%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	208	24.623052	26.704368	5,193	1.64%	0.95%	1.50%	36.56%	37.32%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	227	11.546536	11.903144	2,629	1.27%	0.95%	1.40%	10.29%	10.80%
Ibbotson Conservative ETF Asset Allocation Portfolio	57	11.435143	11.788240	657	1.19%	0.95%	1.40%	1.13%	1.59%
Ibbotson Growth ETF Asset Allocation Portfolio	307	11.297881	11.646826	3,482	1.13%	0.95%	1.40%	14.91%	15.44%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	65	11.470964	11.825199	746	1.11%	0.95%	1.40%	5.83%	6.31%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	186	11.296890	11.645851	2,111	2.24%	0.95%	1.40%	21.25%	21.80%
Invesco Variable Insurance Funds - Series I Shares:
American Value Fund	272	34.476918	38.702592	9,770	0.67%	0.95%	1.65%	32.05%	32.99%
Comstock Fund	614	13.987366	14.197646	8,611	1.67%	0.95%	1.50%	33.94%	34.68%
Core Equity Fund	418	15.295791	15.840787	6,393	1.36%	0.95%	1.40%	27.44%	28.02%
Diversified Dividend Fund	91	13.819067	13.988754	1,252	2.51%	0.95%	1.40%	29.20%	29.79%
Global Health Care Fund	202	19.011079	20.393828	3,900	0.69%	0.95%	1.50%	38.43%	39.21%
High Yield Fund	151	17.796241	18.598430	2,698	4.96%	0.95%	1.40%	5.51%	5.99%
Mid Cap Growth Fund	786	13.189388	13.313508	10,388	0.41%	0.95%	1.50%	31.89%	33.14%
Small Cap Equity Fund	190	19.939934	20.783040	3,802	0.01%	0.95%	1.40%	35.54%	36.16%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	1,241	31.426158	35.277339	40,556	2.28%	0.95%	1.65%	18.17%	19.01%
Enterprise Portfolio	519	30.762138	33.135553	15,968	0.50%	0.95%	1.40%	30.53%	31.12%
Forty Portfolio	726	18.493557	20.056834	13,637	0.71%	0.95%	1.50%	29.26%	29.98%
Global Research Portfolio	595	16.878876	18.484291	10,216	1.21%	0.95%	1.50%	26.50%	27.21%
Janus Portfolio	736	18.836692	20.628340	14,073	0.77%	0.95%	1.50%	28.38%	29.10%
Overseas Portfolio	637	29.869783	32.710883	19,257	3.08%	0.95%	1.50%	12.84%	13.47%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class
Core Plus Fixed Income Portfolio	346	17.133950	18.763025	6,034	3.65%	0.95%	1.50%	-1.81%	-1.26%
Mid-Cap Growth Portfolio	76	15.931061	16.423162	1,215	0.32%	0.95%	1.40%	35.56%	36.18%
U.S. Real Estate Portfolio	247	35.187181	38.533446	8,840	1.13%	0.95%	1.50%	0.52%	1.08%
Oppenheimer Variable Account Funds - Non-Service Shares:
Capital Appreciation Fund	142	14.837432	15.464775	2,107	1.01%	0.95%	1.40%	27.92%	28.51%
Capital Income Fund	114	10.715102	11.271706	1,232	2.39%	0.95%	1.50%	11.47%	12.09%
Main Street Fund	168	16.376301	17.068639	2,762	1.10%	0.95%	1.40%	29.93%	30.52%
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	256	13.354110	13.918604	3,417	1.50%	0.95%	1.40%	-0.49%	-0.08%
Total Return Portfolio	461	14.634555	15.394474	6,856	2.20%	0.95%	1.50%	-3.43%	-2.89%
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	200	14.037624	14.204086	2,835	1.00%	1.40%	1.50%	8.45%	8.56%
Strategic Growth Fund	250	13.747812	13.910727	3,474	0.67%	1.40%	1.50%	16.38%	16.50%
Wilshire Variable Insurance Trust:
2015 ETF Fund	41	11.767710	12.131154	480	1.76%	0.95%	1.40%	8.83%	9.33%
2025 ETF Fund	44	11.239207	11.586308	501	1.99%	0.95%	1.40%	10.65%	11.15%
2035 ETF Fund	29	10.697369	10.916796	306	1.61%	1.10%	1.40%	13.37%	13.71%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2012				Periods Ended December 31, 2012
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	208	$11.144510	$11.563002	$2,318	1.91%	0.95%	1.40%	14.76%	15.29%
Mid Cap Value Fund	399	16.059540	16.799792	6,476	2.00%	0.95%	1.50%	14.57%	15.22%
Ultra Fund	351	11.575185	12.108775	4,095	0.00%	0.95%	1.50%	12.21%	12.84%
Vista Fund	510	12.599482	13.180348	6,486	0.00%	0.95%	1.50%	13.87%	14.51%
Calamos Advisors Trust:
Growth and Income Portfolio	184	10.900516	11.250751	2,026	2.16%	0.95%	1.50%	6.79%	7.39%
Davis Variable Account Fund, Inc.:
Value Portfolio	107	8.803671	9.086665	949	1.56%	0.95%	1.50%	11.38%	12.00%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	461	12.594424	13.715738	5,902	0.83%	0.95%	1.50%	10.29%	10.91%
Stock Index Fund, Inc.	2,453	15.540816	16.924374	38,719	2.09%	0.95%	1.50%	13.99%	14.63%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	766	14.350210	15.011755	11,085	0.00%	0.95%	1.50%	13.88%	14.52%
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	69	10.599682	10.877464	731	0.18%	0.95%	1.40%	17.66%	18.20%
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	510	17.443859	18.996453	8,962	3.77%	0.95%	1.50%	8.77%	9.38%
Growth and Income Portfolio	263	13.116319	14.284381	3,503	0.65%	0.95%	1.50%	16.29%	16.95%
Money Market Portfolio	3,483	1.159822	1.244672	4,088	0.00%	0.95%	1.50%	-1.29%	-0.76%
Opportunistic Small Cap Portfolio	445	12.974086	14.129250	5,868	0.00%	0.95%	1.50%	18.75%	19.41%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	219	18.030911	19.446511	4,008	0.91%	0.95%	1.50%	14.50%	15.14%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	275	10.468828	10.743106	2,887	1.62%	0.95%	1.40%	9.25%	9.76%
Ibbotson Conservative ETF Asset Allocation Portfolio	67	11.307621	11.603815	757	1.38%	0.95%	1.40%	3.73%	4.21%
Ibbotson Growth ETF Asset Allocation Portfolio	343	9.831643	10.089265	3,385	1.28%	0.95%	1.40%	11.33%	11.84%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	106	10.839063	11.123004	1,157	1.69%	0.95%	1.40%	6.35%	6.84%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	145	9.317125	9.561306	1,352	2.80%	0.95%	1.40%	16.57%	17.10%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	483	12.002368	12.373554	5,795	0.97%	0.95%	1.40%	12.28%	12.80%
Diversified Dividend Fund	81	10.695708	10.777863	865	2.10%	0.95%	1.40%	17.06%	17.59%
Global Health Care Fund	216	13.732927	14.650040	3,001	0.00%	0.95%	1.50%	19.08%	19.75%
High Yield Fund	159	16.866905	17.547102	2,683	5.36%	0.95%	1.40%	15.52%	16.06%
Small Cap Equity Fund	216	14.591069	15.263779	3,173	0.00%	0.95%	1.50%	12.18%	12.81%
Van Kampen American Value Fund	301	26.108494	29.101539	8,140	0.71%	0.95%	1.65%	15.36%	16.19%
Van Kampen Comstock Fund	693	10.443398	10.541572	7,254	1.74%	0.95%	1.50%	17.43%	18.09%
Van Kampen Mid Cap Growth Fund (*)	843	9.772763	9.809977	8,246	0.00%	0.95%	1.50%	-2.27%	-1.90%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	1,344	26.593307	29.641370	37,025	2.84%	0.95%	1.65%	11.74%	12.53%
Enterprise Portfolio	559	23.567783	25.270845	13,178	0.00%	0.95%	1.40%	15.64%	16.17%
Forty Portfolio	821	14.307295	15.430571	11,921	0.74%	0.95%	1.50%	22.29%	22.98%
Janus Portfolio	842	14.672307	15.978674	12,532	0.57%	0.95%	1.50%	16.80%	17.46%
Overseas Portfolio	734	26.469833	28.826598	19,645	0.70%	0.95%	1.50%	11.76%	12.38%
Worldwide Portfolio	672	13.342878	14.530865	9,111	0.87%	0.95%	1.50%	18.27%	18.93%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class
Core Plus Fixed Income Portfolio	402	17.450128	19.003105	7,116	4.74%	0.95%	1.50%	7.79%	8.40%
Mid-Cap Growth Portfolio	123	11.684259	12.059774	1,447	0.00%	0.95%	1.50%	7.05%	7.65%
U.S. Real Estate Portfolio	271	35.004230	38.120131	9,630	0.89%	0.95%	1.50%	14.09%	14.73%
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	130	9.612383	10.055540	1,258	1.37%	0.95%	1.50%	10.65%	11.27%
Capital Appreciation Fund	151	11.598687	12.034178	1,755	0.71%	0.95%	1.40%	12.51%	13.03%
Main Street Fund	222	12.500898	13.077203	2,798	1.02%	0.95%	1.50%	15.11%	15.76%
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	341	14.918978	15.478914	5,087	1.05%	0.95%	1.40%	7.23%	7.72%
Total Return Portfolio	525	15.154758	15.853109	8,069	2.52%	0.95%	1.50%	7.95%	8.56%
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	191	12.943681	13.083891	2,496	1.82%	1.40%	1.50%	6.17%	6.28%
Strategic Growth Fund	233	11.813071	11.940945	2,783	1.43%	1.40%	1.50%	9.74%	9.85%
Wilshire Variable Insurance Trust:
2015 ETF Fund	46	10.812803	11.096102	498	2.13%	0.95%	1.40%	10.89%	11.40%
2025 ETF Fund	35	10.157895	10.334764	355	1.80%	1.10%	1.40%	11.15%	11.49%
2035 ETF Fund	36	9.436155	9.600483	342	1.58%	1.10%	1.40%	12.48%	12.83%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented

Note:	Year ended unless otherwise noted.
(*) Period from April 26, 2012 (commencement of operations) to December 31, 2012.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2011				Periods Ended December 31, 2011
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	234	$9.711168	$10.029814	$2,279	1.63%	0.95%	1.40%	-0.29%	0.16%
Mid Cap Value Fund	472	14.016711	14.580948	6,677	1.31%	0.95%	1.50%	-2.18%	-1.63%
Ultra Fund	390	10.315905	10.731230	4,054	0.00%	0.95%	1.50%	-0.45%	0.11%
Vista Fund	556	11.064664	11.510165	6,201	0.00%	0.95%	1.50%	-9.27%	-8.77%
Calamos Advisors Trust:
Growth and Income Portfolio	213	10.207208	10.476349	2,190	1.69%	0.95%	1.50%	-3.34%	-2.80%
Davis Variable Account Fund, Inc.:
Value Portfolio	130	7.904526	8.113069	1,037	0.70%	0.95%	1.50%	-5.61%	-5.08%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	495	11.419795	12.367091	5,739	0.91%	0.95%	1.50%	-0.61%	-0.06%
Stock Index Fund, Inc.	2,693	13.633137	14.763987	37,239	1.84%	0.95%	1.50%	0.35%	0.91%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	847	12.601291	13.108589	10,748	0.00%	0.95%	1.50%	-9.16%	-8.66%
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	54	9.008668	9.202542	489	0.43%	0.95%	1.40%	-1.20%	-0.75%
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	555	16.038052	17.368050	8,984	1.70%	0.95%	1.50%	7.38%	7.98%
Growth and Income Portfolio	273	11.278546	12.214396	3,131	1.28%	0.95%	1.50%	-4.25%	-3.72%
Money Market Portfolio	4,195	1.174932	1.254221	4,979	0.01%	0.95%	1.50%	-1.25%	-0.74%
Opportunistic Small Cap Portfolio	476	10.925843	11.832216	5,281	0.41%	0.95%	1.50%	-15.14%	-14.66%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	249	15.747735	16.889302	3,968	0.91%	0.95%	1.50%	-5.85%	-5.32%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	230	9.582086	9.788226	2,204	1.01%	0.95%	1.40%	-2.27%	-1.83%
Ibbotson Conservative ETF Asset Allocation Portfolio	70	10.901054	11.135492	759	1.18%	0.95%	1.40%	1.70%	2.16%
Ibbotson Growth ETF Asset Allocation Portfolio	351	8.831294	9.021307	3,102	1.21%	0.95%	1.40%	-5.02%	-4.59%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	93	10.191838	10.411042	955	0.86%	0.95%	1.40%	-0.33%	0.13%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	123	7.992835	8.164847	987	1.83%	0.95%	1.40%	-11.88%	-11.48%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	555	10.689653	10.969906	5,929	0.95%	0.95%	1.40%	-1.46%	-1.01%
Dividend Growth Fund (*)	85	9.137312	9.165439	776	0.00%	0.95%	1.40%	-8.63%	-8.35%
Global Health Care Fund	236	11.532821	12.234356	2,748	0.00%	0.95%	1.50%	2.39%	2.96%
High Yield Fund	170	14.600221	15.119626	2,479	7.48%	0.95%	1.40%	-0.45%	0.00%
Small Cap Equity Fund	260	13.007163	13.530893	3,403	0.00%	0.95%	1.50%	-2.21%	-1.67%
Van Kampen Comstock Fund (*)	811	8.892927	8.926428	7,219	0.00%	0.95%	1.50%	-11.07%	-10.74%
Van Kampen U.S. Mid Cap Value Portfolio	347	22.632046	25.047366	8,127	0.70%	0.95%	1.65%	-0.74%	-0.04%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	1,480	23.800233	26.339751	36,419	2.64%	0.95%	1.65%	-0.04%	0.67%
Enterprise Portfolio	609	20.380175	21.753081	12,407	0.00%	0.95%	1.40%	-2.80%	-2.35%
Forty Portfolio	894	11.699545	12.547680	10,601	0.37%	0.95%	1.50%	-8.09%	-7.58%
Janus Portfolio	949	12.561895	13.604019	12,087	0.60%	0.95%	1.50%	-6.72%	-6.20%
Overseas Portfolio	819	23.685193	25.649952	19,613	0.49%	0.95%	1.50%	-33.19%	-32.81%
Worldwide Portfolio	741	11.281669	12.217572	8,486	0.59%	0.95%	1.50%	-15.03%	-14.56%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	461	16.188954	17.531258	7,568	3.78%	0.95%	1.50%	4.07%	4.65%
Mid-Cap Growth Portfolio	151	10.914608	11.202473	1,652	0.47%	0.95%	1.50%	-8.51%	-8.00%
U.S. Real Estate Portfolio	287	30.681207	33.225818	8,936	0.86%	0.95%	1.50%	4.33%	4.92%
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	140	8.687427	9.037210	1,228	2.51%	0.95%	1.50%	-0.79%	-0.23%
Capital Appreciation Fund	171	10.308821	10.647028	1,765	0.38%	0.95%	1.40%	-2.53%	-2.09%
Main Street Fund	251	10.859984	11.297248	2,747	0.82%	0.95%	1.50%	-1.51%	-0.96%
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	380	13.912909	14.369148	5,284	1.94%	0.95%	1.40%	10.12%	10.62%
Total Return Portfolio	506	14.038660	14.603585	7,178	2.55%	0.95%	1.50%	2.06%	2.63%
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	208	12.191822	12.311332	2,564	1.43%	1.40%	1.50%	0.37%	0.47%
Strategic Growth Fund	258	10.764584	10.870014	2,805	0.51%	1.40%	1.50%	-5.15%	-5.05%
Wilshire Variable Insurance Trust:
2015 ETF Fund	54	9.750608	9.960378	532	1.51%	0.95%	1.40%	0.14%	0.60%
2025 ETF Fund	37	9.139184	9.269945	338	1.29%	1.10%	1.40%	-1.14%	-0.84%
2035 ETF Fund	42	8.388909	8.508957	350	1.18%	1.10%	1.40%	-3.05%	-2.76%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fun manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccount that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition o investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include on those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense rati amounts, some individual contract total returns are not within the ranges presented

Note:	Year ended unless otherwise noted.
(*)	Period from May 2, 2011 (commencement of operations) to December 31, 2011.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2010				Periods Ended December 31, 2010
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	239	$9.739897	$10.013853	$2,331	1.48%	0.95%	1.40%	9.42%	9.92%
Mid Cap Value Fund	534	14.329115	14.823288	7,697	2.15%	0.95%	1.50%	17.47%	18.12%
Ultra Fund	435	10.362149	10.719593	4,539	0.49%	0.95%	1.50%	14.34%	14.98%
Vista Fund	685	12.195728	12.616420	8,409	0.00%	0.95%	1.50%	22.03%	22.71%
Calamos Advisors Trust:
Growth and Income Portfolio	150	10.560214	10.778592	1,593	1.70%	0.95%	1.50%	9.92%	10.53%
Davis Variable Account Fund, Inc.:
Value Portfolio	196	8.405610	8.547573	1,652	1.34%	0.95%	1.40%	11.19%	11.69%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	525	11.489945	12.374074	6,114	0.83%	0.95%	1.50%	13.09%	13.73%
Stock Index Fund, Inc.	2,991	13.585166	14.630486	41,179	1.75%	0.95%	1.50%	13.12%	13.75%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	928	13.872198	14.350654	12,957	0.00%	0.95%	1.50%	27.98%	28.70%
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	55	9.118201	9.220701	499	0.14%	1.10%	1.40%	25.17%	25.55%
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	599	14.935711	16.084677	9,011	2.09%	0.95%	1.50%	13.59%	14.22%
Growth and Income Portfolio	309	11.779080	12.685752	3,693	1.15%	0.95%	1.50%	16.83%	17.48%
Money Market Portfolio	4,891	1.189835	1.263611	5,874	0.01%	0.95%	1.50%	-1.24%	-0.74%
Opportunistic Small Cap Portfolio	512	12.874640	13.865307	6,684	0.72%	0.95%	1.50%	29.18%	29.90%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	285	16.725575	17.838550	4,817	0.89%	0.95%	1.50%	24.50%	25.19%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	217	9.804853	9.970363	2,133	0.72%	0.95%	1.40%	10.07%	10.57%
Ibbotson Conservative ETF Asset Allocation Portfolio	75	10.718686	10.899571	805	1.26%	0.95%	1.40%	4.89%	5.37%
Ibbotson Growth ETF Asset Allocation Portfolio	314	9.298466	9.455443	2,924	0.71%	0.95%	1.40%	12.27%	12.78%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	90	10.225248	10.397817	920	0.49%	0.95%	1.40%	7.35%	7.84%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	129	9.070806	9.223947	1,174	1.79%	0.95%	1.40%	6.89%	7.38%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	627	10.848006	11.081917	6,800	0.97%	0.95%	1.40%	8.02%	8.52%
Global Health Care Fund	258	11.263244	11.882155	2,931	0.00%	0.95%	1.50%	3.71%	4.29%
High Yield Fund	190	14.665988	15.118875	2,783	9.57%	0.95%	1.40%	11.98%	12.49%
Small Cap Equity Fund	242	13.301457	13.760300	3,236	0.00%	0.95%	1.50%	26.61%	27.32%
Van Kampen U.S. Mid Cap Value Portfolio	383	22.800917	25.056260	9,020	0.88%	0.95%	1.65%	20.23%	21.08%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	1,750	23.808573	26.163193	42,989	2.74%	0.95%	1.65%	6.60%	7.36%
Enterprise Portfolio	684	20.686244	22.277708	14,347	0.06%	0.95%	1.50%	23.96%	24.65%
Forty Portfolio	1,072	12.729492	13.576596	13,813	0.34%	0.95%	1.50%	5.15%	5.74%
Janus Portfolio	1,066	13.466769	14.503094	14,536	1.05%	0.95%	1.50%	12.80%	13.43%
Overseas Portfolio	923	35.449774	38.177207	33,017	0.68%	0.95%	1.50%	23.43%	24.12%
Worldwide Portfolio	838	13.277895	14.299594	11,279	0.59%	0.95%	1.50%	14.10%	14.74%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	525	15.556347	16.752885	8,276	6.04%	0.95%	1.50%	5.54%	6.13%
Mid-Cap Growth Portfolio	82	11.974622	12.176797	978	0.00%	0.95%	1.40%	30.46%	31.06%
U.S. Real Estate Portfolio	312	29.406587	31.669046	9,292	2.17%	0.95%	1.50%	28.02%	28.73%
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	150	8.756402	9.058486	1,319	1.42%	0.95%	1.50%	11.22%	11.84%
Capital Appreciation Fund	220	10.576448	10.873899	2,330	0.18%	0.95%	1.40%	7.89%	8.38%
Main Street Fund	225	11.026628	11.407016	2,501	0.97%	0.95%	1.50%	14.37%	15.00%
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	436	12.556436	12.989457	5,511	1.41%	0.95%	1.50%	6.49%	7.08%
Total Return Portfolio	590	13.755099	14.229361	8,177	2.40%	0.95%	1.50%	6.50%	7.09%
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	253	12.146740	12.253392	3,099	1.35%	1.40%	1.50%	10.76%	10.88%
Strategic Growth Fund	284	11.348485	11.448022	3,246	0.69%	1.40%	1.50%	13.64%	13.75%
Wilshire Variable Insurance Trust:
2015 ETF Fund	56	9.736952	9.901338	547	0.60%	0.95%	1.40%	9.97%	10.48%
2025 ETF Fund	30	9.244323	9.348177	278	0.68%	1.10%	1.40%	10.33%	10.66%
2035 ETF Fund	32	8.653185	8.750422	273	0.57%	1.10%	1.40%	11.08%	11.41%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2009				Periods Ended December 31, 2009
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	645	10.042331	10.212277	6,481	1.71%	0.95%	1.40%	26.50%	27.08%
Global Health Care Fund	282	10.859906	11.393028	3,085	0.32%	0.95%	1.50%	25.76%	26.46%
High Yield Fund	215	13.096510	13.439612	2,821	8.95%	0.95%	1.40%	50.65%	51.34%
Small Cap Equity Fund	242	10.505649	10.807756	2,558	0.17%	0.95%	1.50%	19.47%	20.14%
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	276	8.901355	9.110166	2,454	4.98%	0.95%	1.40%	18.36%	18.90%
Mid Cap Value Fund	580	12.198523	12.452868	7,110	3.74%	1.10%	1.50%	28.00%	28.52%
Ultra Fund	475	9.062227	9.322807	4,329	0.28%	0.95%	1.50%	32.46%	33.20%
Vista Fund	754	9.994331	10.281743	7,572	0.00%	0.95%	1.50%	20.63%	21.31%
Calamos Advisors Trust:
Growth and Income Portfolio	120	9.633554	9.712245	1,154	2.69%	1.10%	1.40%	37.47%	37.89%
Davis Variable Account Fund, Inc.:
Value Portfolio	197	7.539424	7.652717	1,489	0.96%	0.95%	1.50%	29.19%	29.91%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	569	10.159571	10.679251	5,854	0.92%	1.10%	1.50%	31.75%	32.28%
Stock Index Fund, Inc.	3,198	12.009771	12.862112	38,859	1.97%	0.95%	1.50%	24.44%	25.13%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	1,005	10.838990	11.150653	10,952	0.43%	0.95%	1.50%	55.30%	56.17%
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	6	7.284643	7.284643	44	0.87%	1.40%	1.40%	33.43%	33.43%
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	670	13.149066	14.082019	8,875	2.50%	0.95%	1.50%	20.72%	21.39%
Developing Leaders Portfolio	579	9.966140	10.673474	5,844	1.50%	0.95%	1.50%	24.15%	24.84%
Growth and Income Portfolio	350	10.082315	10.798137	3,569	2.69%	0.95%	1.50%	26.85%	27.56%
Money Market Portfolio	5,855	1.204726	1.272974	7,112	0.14%	0.95%	1.50%	-1.13%	-0.64%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	295	13.434334	14.248812	4,011	1.58%	0.95%	1.50%	24.67%	25.37%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	189	8.907869	9.017101	1,680	0.90%	0.95%	1.40%	17.85%	18.38%
Ibbotson Conservative ETF Asset Allocation Portfolio	68	10.191274	10.344203	698	0.67%	0.95%	1.50%	6.64%	7.24%
Ibbotson Growth ETF Asset Allocation Portfolio	271	8.282285	8.383881	2,247	0.85%	0.95%	1.40%	22.90%	23.46%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	90	9.525025	9.641793	860	0.96%	0.95%	1.40%	11.71%	12.22%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	112	8.486115	8.590188	949	2.63%	0.95%	1.40%	35.12%	35.74%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	1,936	22.334883	24.370407	44,452	2.95%	0.95%	1.65%	23.81%	24.69%
Enterprise Portfolio	786	16.687444	17.871563	13,280	0.00%	0.95%	1.50%	42.65%	43.45%
Forty Portfolio	1,165	12.106160	12.840126	14,256	0.04%	0.95%	1.50%	44.14%	44.94%
Janus Portfolio	1,166	11.938595	12.785966	14,084	0.51%	0.95%	1.50%	34.31%	35.06%
Overseas Portfolio	1,022	28.720720	30.758924	29,597	0.57%	0.95%	1.50%	76.86%	77.85%
Worldwide Portfolio	920	11.637188	12.463098	10,821	1.36%	0.95%	1.50%	35.63%	36.39%
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	184	7.872935	8.099333	1,459	0.00%	0.95%	1.50%	20.06%	20.73%
Capital Appreciation Fund	260	9.752866	10.033347	2,554	0.29%	0.95%	1.50%	42.35%	43.15%
Main Street Fund	202	9.691422	9.918750	1,957	1.73%	0.95%	1.40%	26.49%	27.07%
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	427	11.791322	12.130221	5,060	3.04%	0.95%	1.50%	16.62%	17.27%
Total Return Portfolio	494	12.916087	13.287246	6,423	4.96%	0.95%	1.50%	12.36%	12.99%
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	270	10.966451	11.310713	2,987	1.59%	1.10%	1.50%	20.96%	21.45%
Strategic Growth Fund	348	9.986399	10.063779	3,500	0.62%	1.40%	1.50%	27.54%	27.67%
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	591	14.740103	15.785713	8,807	8.30%	0.95%	1.50%	8.00%	8.60%
Mid-Cap Growth Portfolio	90	9.178449	9.291050	830	0.00%	0.95%	1.40%	55.45%	56.16%
U.S. Mid Cap Value Portfolio	415	18.965060	20.693868	8,104	1.16%	0.95%	1.65%	36.91%	37.88%
U.S. Real Estate Portfolio	329	22.971146	24.601334	7,653	2.83%	0.95%	1.50%	26.43%	27.13%
Wilshire Variable Insurance Trust:
2015 ETF Fund	74	8.853895	8.962486	658	3.66%	0.95%	1.40%	18.68%	19.22%
2025 ETF Fund	24	8.378892	8.447325	204	1.90%	1.10%	1.40%	18.78%	19.14%
2035 ETF Fund	29	7.790364	7.854013	226	0.95%	1.10%	1.40%	19.19%	19.56%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2013, 2012 and 2011

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2013, 2012 and 2011

Report of Independent Registered Public Accounting Firm

Board of Directors

Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2013 and 2012, and the related statements of earnings, comprehensive income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 25, 2014

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in thousands, except share data)

	December 31
	2013	2012
ASSETS
Invested assets:
Fixed maturities - available for sale - at fair value (amortized cost - $2,093,757 and $1,990,290)	$2,187,827	$2,179,584
Equity securities - at fair value
Common stocks (cost - $6,105 and $542)	6,007	640
Perpetual preferred stocks (cost - $1,000 and $1,000)	1,060	1,060
Policy loans	60,041	60,210
Cash and cash equivalents	24,927	26,611

Total cash and investments	2,279,862	2,268,105
Accrued investment income	22,597	22,239
Unamortized insurance acquisition costs, net	109,057	67,261
Other assets	23,658	16,629
Variable annuity assets (separate accounts)	664,531	579,688

Total assets	$3,099,705	$2,953,922

LIABILITIES
Annuity benefits accumulated	$2,086,129	$2,015,833
Current federal income tax payable to affiliate	2,758	1,521
Deferred federal income tax liability	42,259	54,949
Other liabilities	11,077	10,092
Variable annuity liabilities (separate accounts)	664,531	579,688

Total liabilities	2,806,754	2,662,083
STOCKHOLDER’S EQUITY
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	81,877	51,179
Accumulated other comprehensive income, net of tax	31,665	61,251

Total stockholder’s equity	292,951	291,839

Total liabilities and stockholder’s equity	$3,099,705	$2,953,922

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In thousands)

	Year Ended December 31
	2013	2012	2011
Revenues:
Net investment income	$113,690	$113,206	$109,719
Realized gains (losses) on securities (*)	3,108	10,648	(1,050)
Annuity policy charges	14,768	15,065	15,714
Other income	1,443	1,301	1,250

Total revenues	133,009	140,220	125,633
Cost and expenses:
Annuity benefits	47,976	52,733	67,851
Insurance acquisition expenses, net	22,865	35,611	30,841
Other operating and general expenses	16,634	18,131	16,705

Total costs and expenses	87,475	106,475	115,397

Operating earnings before income taxes	45,534	33,745	10,236
Provision for income tax expense	14,836	10,962	2,833

Net earnings	$30,698	$22,783	$7,403

(*) Consists of the following:
Realized gains before impairments	$3,231	$11,003	$2,090
Losses on securities with impairment	(115)	(403)	(1,225)
Non-credit portion of impairment recognized in other comprehensive (loss) income	(8)	48	(1,915)

Impairment charges recognized in earnings	(123)	(355)	(3,140)

Total realized gains (losses) on securities	$3,108	$10,648	$(1,050)

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In thousands)

	Year Ended December 31
	2013	2012	2011
Comprehensive Income:
Net earnings	$30,698	$22,783	$7,403
Change in net unrealized (losses) gains during the year, net of tax	(29,586)	20,059	8,675

Comprehensive income	$1,112	$42,842	$16,078

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY

(In thousands)

	Year Ended December 31
	2013	2012	2011
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning and end of year	$176,909	$176,909	$176,909

Retained Earnings:
Balance at beginning of year	$51,179	$28,396	$20,993
Net earnings	30,698	22,783	7,403

Balance at end of year	$81,877	$51,179	$28,396

Accumulated other comprehensive income, net of tax:
Balance at beginning of year	$61,251	$41,192	$32,517
Change in net unrealized (losses) gains on securities, net of tax	(29,586)	20,059	8,675

Balance at end of year	$31,665	$61,251	$41,192

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In thousands)

	Year Ended December 31
	2013	2012	2011
Operating Activities:
Net earnings	$30,698	$22,783	$7,403
Adjustments:
Benefits to annuity policyholders	47,976	52,733	67,851
Amortization of insurance acquisition costs	18,236	30,729	26,754
Depreciation and amortization	(5,776)	(6,005)	(7,049)
Realized (gains) losses on investments, net	(3,108)	(10,648)	1,050
Change in:
Insurance acquisition costs, net	(11,558)	(13,068)	(15,986)
Accrued investment income	(358)	(593)	(1,199)
Payable to affiliates, net	4,477	(2,428)	(4,473)
Other liabilities	4,526	1,661	2,314
Other assets	4,838	(78)	100
Other, net	(264)	(47)	(323)

Net cash provided by operating activities	89,687	75,039	76,442
Investing Activities:
Purchases of:
Fixed maturities	(410,728)	(320,827)	(316,926)
Equity securities	(5,855)	(498)	—
Proceeds from:
Maturities and redemptions of fixed maturities	291,243	158,388	122,775
Sales of fixed maturities	20,342	34,998	56,621
Sales of equity maturities	555	10,971	3,000
Decrease (increase) in policy loans, net	169	(340)	(754)

Net cash used in investing activities	(104,274)	(117,308)	(135,284)
Financing Activities:
Annuity receipts	232,682	267,760	301,121
Annuity surrenders, benefits and withdrawals	(251,703)	(258,743)	(273,276)
Net transfers from variable annuity assets	31,924	36,058	39,253

Net cash provided by financing activities	12,903	45,075	67,098

Net (decrease) increase in cash and cash equivalents	(1,684)	2,806	8,256
Beginning cash and cash equivalents	26,611	23,805	15,549

Ending cash and cash equivalents	$24,927	$26,611	$23,805

See accompanying notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A. DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the State of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.

B. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.

FAIR VALUE MEASUREMENTS

Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant non-recurring fair value measurements of nonfinancial assets or liabilities in 2013 or 2012.

INVESTMENTS

Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance.

Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced. If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: 1) the amount related to credit losses (recorded in earnings) and 2) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

DERIVATIVES

Derivatives included in AILIC’s Balance Sheet are recorded at fair value and consist primarily of 1) the equity-based component of certain indexed annuity products, (included in annuity benefits accumulated), and 2) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in earnings.

INSURANCE ACQUISITION COSTS AND EXPENSES

Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the Statement of Earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in other operating and general expenses in AILIC’s Statement of Earnings.

DPAC (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. Unamortized insurance acquisition costs also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC and certain other balance sheet amounts related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC related to annuities is also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of accumulated other comprehensive income in AILIC’s Balance Sheet.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liabilities for EDAR and guaranteed withdrawals are accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)

Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

INCOME TAXES

The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BENEFIT PLANS

AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

GAFRI and certain of its subsidiaries provide health care and life insurance benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, surrenders, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, equity index call options, corporate and municipal fixed maturity securities and MBS priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 20 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by the Company’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Amounts reported as the fair value of embedded derivatives are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non-performance risk of the Company.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

Assets and liabilities measured and carried at fair value in the financial statements at December 31 are summarized below (in thousands):

2013	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities available for sale:
U.S. Government and government agencies	$3,515	$7,726	$—	$11,241
States, municipalities and political subdivisions	—	307,920	—	307,920
Asset backed securities		150,175	4,868	155,043
Residential MBS	—	283,338	25,677	309,015
Commercial MBS	—	290,884	1,580	292,464
Corporate and other	—	1,101,740	10,404	1,112,144
Equity securities:
Common stocks	6,007	—	—	6,007
Perpetual preferred stocks	—	1,060	—	1,060
Separate account assets (a)	—	664,531	—	664,531
Other assets	—	12,681	3,374	16,055

Total assets accounted for at fair value	$9,522	$2,820,055	$45,903	$2,875,480

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$41,798	$41,798

	$—	$—	$41,798	$41,798

2012	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities available for sale:
U.S. Government and government agencies	$5,611	$6,657	$—	$12,268
States, municipalities and political subdivisions	—	249,639	—	249,639
Asset backed securities	—	92,872	9,223	102,095
Residential MBS	—	312,225	26,699	338,924
Commercial MBS	—	315,205	1,198	316,403
Corporate and other	—	1,148,527	11,728	1,160,255
Equity securities:
Common stocks	640	—	—	640
Perpetual preferred stocks	—	1,060	—	1,060
Separate account assets (a)	—	579,688	—	579,688
Other assets	—	8,812	4,467	13,279

Total assets accounted for at fair value	$6,251	$2,714,685	$53,315	$2,774,251

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$38,733	$38,733

	$—	$—	$38,733	$38,733

(a)	Separate account liabilities equal the fair value for separate account assets.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

During 2013, there were no transfers between Level 1 and Level 2. During 2012, one preferred stock with a fair value of approximately $1.0 million was transferred from Level 2 to Level 1. Less than 2% of the December 31, 2013 total assets accounted for at fair value were Level 3 assets. Approximately 59% of these assets were MBS whose fair value were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Internally developed Level 3 asset fair values represent less than 2% of the total assets measured at fair value.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $41.8 million at December 31, 2013. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives.

Unobservable Input	Range
Adjustment for credit risk	0.50% - 1.75% over the risk free rate
Risk margin for uncertanty in cash flows	0.3% reduction in the discount rate
Surrenders	4% - 16% of indexed account value
Partial surrenders	2% - 6% of indexed account value
Annuitizations	1% - 2% of indexed account value
Deaths	1.5% - 2.5% of indexed account value
Budgeted option costs	2.5% - 4% of indexed account value

The range of adjustments for credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed indexed annuity products with an expected range of 6% to 12% in the majority of future calendar years (4% - 16% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flows assumptions in the table above would increase the fair value of the fixed indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2013, 2012, and 2011 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized
		gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2012	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2013
Fixed maturities available for sale:
States, municipalities and political subdivisions	$—	$—	$—	$—	$—	$—	$—	$—
Residential MBS	26,699	409	727	685	(5,891)	8,801	(5,753)	25,677
Commercial MBS	1,198	(61)	(32)	—	—	475	—	1,580
Asset backed securities	9,223	51	(127)	—	(221)	800	(4,858)	4,868
Corporate and other	11,728	(1)	(978)	—	(345)	—	—	10,404
Other assets	4,467	122	—	4,182	(5,397)	—	—	3,374
Embedded derivatives	38,733	2,020	—	3,987	(2,942)	—	—	41,798

		Total realized/unrealized
		gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2011	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2012
Fixed maturities available for sale:
States, municipalities and political subdivisions	$—	$25	$64	$1,466	$—	$—	$(1,555)	$—
Residential MBS	34,938	527	678	4,534	(3,681)	5,473	(15,770)	26,699
Commercial MBS	1,109	(74)	163	—	—	—	—	1,198
Asset backed securities	6,713	90	573	—	(176)	2,023	—	9,223
Corporate and other	22,575	3	1,038	980	(1,767)	—	(11,101)	11,728
Other assets	3,650	193	—	916	(292)	—	—	4,467
Embedded derivatives	35,861	(99)	—	5,067	(2,096)	—	—	38,733

		Total realized/unrealized
		gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2010	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2011
Fixed maturities available for sale:
Residential MBS	$39,081	$331	$(1,039)	$1,959	$(4,711)	$4,090	$(4,773)	$34,938
Commercial MBS	—	(9)	(45)	1,163	—	—	—	1,109
Corporate and other	19,023	85	571	6,855	(968)	10,091	(6,369)	29,288
Other assets	—	—	—	3,650	—	—	—	3,650
Embedded derivatives	21,527	11,730	—	4,278	(1,674)	—	—	35,861

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands).

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
2013
Financial assets:
Policy loans	$60,041	$60,041	$—	$—	$60,041
Cash and cash equivalents	24,927	24,927	24,927	—	—

Total financial assets not accounted for at fair value	$84,968	$84,968	$24,927	$—	$60,041

Financial liabilities:
Annuity benefits accumulated*	$2,035,858	$1,949,827	$—	$—	$1,949,827

Total financial liabilities not accounted for at fair value	$2,035,858	$1,949,827	$—	$—	$1,949,827

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
2012
Financial assets:
Policy loans	$60,210	$60,210	$—	$—	$60,210
Cash and cash equivalents	26,611	26,611	26,611	—	—

Total financial assets not accounted for at fair value	$86,821	$86,821	$26,611	$—	$60,210

Financial liabilities:
Annuity benefits accumulated*	$1,968,692	$2,004,648	$—	$—	$2,004,648

Total financial liabilities not accounted for at fair value	$1,968,692	$2,004,648	$—	$—	$2,004,648

*	Excludes life contingent annuities in the payout phase.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2013
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$10,510	$11,241	$731	$—
States, municipalities and political subdivisions	313,059	307,920	8,596	(13,735)
Residential MBS	282,059	309,013	28,958	(2,004)
Commercial MBS	270,947	292,464	22,002	(485)
Asset-Backed securities	154,262	155,045	2,184	(1,401)
Corporate and other	1,062,920	1,112,144	58,554	(9,330)

Total fixed maturities	$2,093,757	$2,187,827	$121,025	$(26,955)

Common stocks	$6,105	$6,007	$290	$(388)

Perpetual preferred stocks	$1,000	$1,060	$60	$—

	2012
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$10,994	$12,268	$1,274	$—
States, municipalities and political subdivisions	228,579	249,639	21,536	(476)
Residential MBS	318,808	338,842	24,853	(4,819)
Commercial MBS	278,383	316,403	38,038	(18)
Asset-Backed securities	97,728	102,042	4,499	(185)
Corporate and other	1,055,798	1,160,390	104,944	(352)

Total fixed maturities	$1,990,290	$2,179,584	$195,144	$(5,850)

Common stocks	$542	$640	$98	$—

Perpetual preferred stocks	$1,000	$1,060	$60	$—

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative charges taken for residential MBS still owned at December 31, 2013 and 2012, respectively, were $23.6 million and $23.8 million.

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012.

	2013
	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
	Loss	Value	% of Cost	Loss	Value	% of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	9,679	136,700	93%	4,056	29,726	88%
Residential MBS	505	25,418	98%	1,499	20,579	93%
Commercial MBS	485	13,246	96%	—	—	—%
Asset-backed securities	1,218	80,220	99%	183	4,909	96%
Corporate and other	8,735	231,207	96%	595	8,517	93%

Total fixed maturities	$20,622	$486,791	96%	$6,333	$63,731	91%

Common stocks	$388	$2,942	88%	$—	$—	—%

	2012
	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
	Loss	Value	% of Cost	Loss	Value	% of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	476	31,111	98%	—	—	—%
Residential MBS	637	5,572	90%	4,182	38,941	90%
Commercial MBS	18	1,982	99%	—	—	—%
Asset-backed securities	10	10,402	100%	175	2,965	—%
Corporate and other	126	14,023	99%	226	5,258	96%

Total fixed maturities	$1,267	$63,090	98%	$4,583	$47,164	91%

At December 31, 2013, the gross unrealized losses on fixed maturities of $27 million relate to approximately 430 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 93% of the gross unrealized loss and 94% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer Securities and Exchange Commission filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

At December 31, 2013, gross unrealized losses on AILIC’s residential MBS represented 7% of the total gross unrealized loss on fixed maturity securities and 24% of the “Twelve Months or More”. Of the residential MBS that have been in an unrealized loss position (“impaired”) for 12 months or more (65 securities), approximately 11% of the unrealized losses and 23% of the fair value relate to investment grade rated securities. AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2013, AILIC recorded in earnings $0.01 million in other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2013.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions).

	2013	2012	2011
Balance at January 1	$22.1	$21.6	$16.5
Additional credit impairments on:
Previously impaired securities	—	0.4	5.4
Securities without prior impairments	—	0.2	0.7
Reductions - disposals	—	(0.1)	(1.0)

Balance at December 31	$22.1	$22.1	$21.6

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2013 (in thousands). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$112,272	$113,704	5%
After one year through five years	289,755	315,875	14%
After five years through ten years	765,410	792,779	36%
After ten years	219,052	208,947	10%

Subtotal	1,386,489	1,431,305	65%
MBS (average life of approximately 4 years)	553,006	601,477	28%
ABS (average life of approximately 5 1/2 years)	154,262	155,045	7%

Total	$2,093,757	$2,187,827	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

At December 31, 2013, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

There were no investments in individual issuers that exceeded 10% of Stockholder’s Equity at December 31, 2013 or 2012.

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to annuities be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table shows (in thousands) the components of the net unrealized gain on securities that is included in Accumulated Other Comprehensive Income in AILIC’s Balance Sheet.

	2013
	Pretax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$94,070	$(32,925)	$61,145
Equity securities	(38)	13	(25)
Deferred policy acquisition costs	(44,244)	15,486	(28,758)
Annuity benefits accumulated	(1,074)	377	(697)

	$48,714	$(17,049)	$31,665

	2012
	Pretax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$189,294	$(66,253)	$123,041
Equity securities	158	(55)	103
Deferred policy acquisition costs	(93,926)	32,874	(61,052)
Annuity benefits accumulated	(1,294)	453	(841)

	$94,232	$(32,981)	$61,251

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed	Equity
	Maturities	Securities	Other*	Tax Effects	Total
2013
Realized before impairments	$2,766	$260	$205	$(1,131)	$2,100
Realized - impairments	(180)	—	57	43	(80)
Change in unrealized	(95,223)	(195)	49,900	15,932	(29,586)
2012
Realized before impairments	$3,468	$7,934	$(399)	$(3,851)	$7,152
Realized - impairments	(628)	—	273	124	(231)
Change in unrealized	70,497	(4,569)	(35,070)	(10,799)	20,059
2011
Realized before impairments	$3,862	$—	$(1,772)	$(732)	$1,358
Realized - impairments	(6,181)	—	3,041	1,099	(2,041)
Change in unrealized	30,785	(1,815)	(15,623)	(4,672)	8,675

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D. INVESTMENTS (CONTINUED)

Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in thousands):

	2013	2012	2011
Fixed maturities:
Gross gains	$3,077	$3,874	$4,479
Gross losses	(311)	(406)	(617)
Equity securities:
Gross gains	260	7,934	—
Gross losses	—	—	—

Net investment income by investment type consisted of the following (in thousands):

	2013	2012	2011
Fixed maturities	$109,451	$109,149	$106,361
Equity securities	445	94	280
Short-term investments	5	8	7
Policy loans	4,113	4,123	4,028
Other	261	354	75

Gross investment income	114,275	113,728	110,751
Investment expenses	(585)	(522)	(1,032)

Net investment income	$113,690	$113,206	$109,719

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.4 million in 2013, $0.4 million in 2012 and $0.9 million in 2011.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

E. DERIVATIVES

As discussed under “Derivatives” in Note B, AILIC uses derivatives in certain areas of its operations. AILIC’s derivatives do not qualify for hedge accounting under GAAP; changes in the fair value of derivatives are included in earnings.

The following derivatives are included in AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2013		December 31, 2012
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
Indexed annuities (embedded derivatives)	Annuity benefits accumulated	$—	$41,798	$—	$38,733
Equity index call options	Other assets	12,681	—	8,812	—

		$12,681	$41,798	$8,812	$38,733

AILIC’s fixed indexed annuities, which represent approximately one-third of annuity benefits accumulated at December 31, 2013, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives for 2013, 2012 and 2011 (in thousands):

	Statement of
Derivative	Earnings Line	2013	2012	2011
Indexed annuities (embedded derivatives)	Annuity benefits	$(2,020)	$99	$(11,730)
Equity index call options	Annuity benefits	11,196	5,709	(834)

		$9,176	$5,808	$(12,564)

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

F. UNAMORTIZED INSURANCE ACQUISITION COSTS

A progression of unamortized insurance acquisition costs, net, is presented below (in thousands):

	Deferred	Sales
	Costs	Inducements	Unrealized	Total
Balance at December 31, 2010	$160,426	$28,395	$(44,413)	$144,408
Additions	15,986	4,389	—	20,375
Amortization:
Periodic amortization	(26,754)	(2,490)	—	(29,244)
Included in realized gains	1,109	158	—	1,267
Change in unrealized	—	—	(15,635)	(15,635)

Balance at December 31, 2011	$150,767	$30,452	$(60,048)	$121,171
Additions	13,068	3,473	—	16,541
Amortization:
Periodic amortization	(30,729)	(5,724)	—	(36,453)
Included in realized gains	(57)	(63)	—	(120)
Change in unrealized	—	—	(33,878)	(33,878)

Balance at December 31, 2012	$133,049	$28,138	$(93,926)	$67,261
Additions	11,557	2,397	—	13,954
Amortization:
Periodic amortization	(18,236)	(3,864)	—	(22,100)
Included in realized gains	260	—	—	260
Change in unrealized	—	—	49,682	49,682

Balance at December 31, 2013	$126,630	$26,671	$(44,244)	$109,057

G. STOCKHOLDER’S EQUITY

Net income and capital and surplus on a statutory basis of the Company were as follows (in thousands):

			Capital and
Net Income			Surplus
2013	2012	2011	2013	2012
$23,218	$29,500	$20,575	$203,243	$178,505

The maximum amount of dividends that can be paid to stockholders in 2014 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2014 without prior approval is $23.2 million, based on net income. In accordance with statutory restrictions, the Company must meet minimum Risk-Based Capital (“RBC”) levels. At December 31, 2013, the Company exceeded the minimum RBC levels and is well in excess of minimum capital requirements set forth by the Company’s state of domicile. The Company did not use any prescribed or permitted statutory accounting practices that differed from the NAIC statutory accounting practices at December 31, 2013 or 2012.

Comprehensive income is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income includes net earnings and changes in net unrealized gains or losses on available for sale securities.

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

G. STOCKHOLDER’S EQUITY (CONTINUED)

The change in net unrealized gains/(losses) on available for sale securities, a component of accumulated other comprehensive income, net of tax, included the following for the year ended December 31 (in thousands):

	2013
	Pretax	Tax	Net
Unrealized holding losses on securities arising during the period	$(42,410)	$14,844	$(27,566)
Realized gains on securities included in earnings	(3,108)	1,088	(2,020)

Change in net unrealized losses on available for sale securities	$(45,518)	$15,932	$(29,586)

	2012
	Pretax	Tax	Net
Unrealized holding gains on securities arising during the period	$41,506	$(14,526)	$26,980
Realized gains on securities included in earnings	(10,648)	3,727	(6,921)

Change in net unrealized gains on available for sale securities	$30,858	$(10,799)	$20,059

	2011
	Pretax	Tax	Net
Unrealized holding gains on securities arising during the period	$12,297	$(4,304)	$7,993
Realized losses on securities included in earnings	1,050	(368)	682

Change in net unrealized gains on available for sale securities	$13,347	$(4,672)	$8,675

H. FEDERAL INCOME TAXES

The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in the Statement of Earnings (in thousands):

	2013	2012	2011
Earnings before income taxes	$45,534	$33,745	$10,236

Income taxes at statutory rate	$15,937	$11,811	$3,583
Effect of:
Dividends received deduction	(906)	(880)	(822)
IRS Settlement	(208)	—	—
Other	13	31	72

Provision for income taxes as shown on the Statement of Earnings	$14,836	$10,962	$2,833

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

H. FEDERAL INCOME TAXES (CONTINUED)

The total provision for income tax expense consists of (in thousands):

	2013	2012	2011
Federal taxes:
Current	$11,595	$11,816	$8,200
Deferred	3,241	(854)	(5,367)

Provision for income tax expense	$14,836	$10,962	$2,833

Deferred income tax assets and liabilities reflect temporary difference between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

	2013	2012
Deferred tax assets:
Policyholder liabilities	$29,556	$34,955
Investment securities	1,587	1,750
Other, net	524	495
Total deferred tax assets	31,667	37,200
Deferred tax liabilities:
Unamortized insurance acquisition costs	(52,985)	(55,654)
Unrealized gains	(17,050)	(32,981)
Investment securities	(3,891)	(3,514)

Total deferred tax liabilities	(73,926)	(92,149)

Deferred federal income tax liability	$(42,259)	$(54,949)

The likelihood of realizing deferred tax assets is reviewed periodically; any adjustments required to the valuation allowance are made in the period during which developments requiring an adjustment become known.

AILIC (decreased) /increased its liability for uncertain tax positions by ($0.2) million in 2013, $0.3 million in 2012 and ($0.5) million in 2011, exclusive of interest, to reflect uncertainty as to the timing of tax return inclusion of income related to certain securities. Because the ultimate recognition of income with respect to these securities is highly certain, any adjustments to this liability will result in offsetting adjustments in AILIC’s deferred tax liability. Accordingly, the ultimate resolution of this item will not impact AILIC’s annual effective tax rate but could accelerate the payment of taxes.

A progression of the liability for uncertain tax positions, excluding interest and penalties, follows (in thousands):

	2013	2012	2011
Balance at January 1	$1,749	$1,406	$1,907
Additions/(reductions) for tax positions of current year	(162)	343	(501)

Balance at December 31	$1,587	$1,749	$1,406

As of December 31, 2013, AILIC’s 2008 through 2013 tax years remain subject to examination by the Internal Revenue Service. Cash payments for income taxes, net of refunds, were $10.4 million, $13.4 million and $7.3 million in 2013, 2012 and 2011, respectively.

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

I. ADDITIONAL INFORMATION

At December 31, 2013, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) exceeded the fair value of the underlying variable annuities by $26.1 million, compared to $39.6 million at December 31, 2012. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $0.1 million GAAP reserve related to this benefit at December 31, 2013 and December 31, 2012. Death benefits paid in excess of the variable annuity account balances were $0.2 million, $0.5 million and $0.7 million for 2013, 2012 and 2011, respectively. The weighted average age of these policyholders was 54 years old at December 31, 2013.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2013, AILIC paid no commissions to GAA. In 2012 and 2011, AILIC paid $16 thousand and $6 thousand, respectively, in commissions to GAA. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., another independent broker dealer, which resulted in a substantial decrease in paid commissions for 2012 and 2011.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2013, 2012 and 2011, AILIC paid $16.0 million, $18.5 million and $16.6 million, respectively, for services to affiliates.

AILIC expensed approximately $0.4 million in 2013, 2012 and 2011 for its retirement and employee savings plans.

25

PART C. Other Information

Note:	This Part C contains information related to The Commodore Spirit® Variable Contract (File No. 333-19725), and Annuity Investors Variable Account B.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements.

(a)	DISTRIBUTION AGREEMENTS

(1)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/

(2)	Revised Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisor®, Inc. 2A/

(i)	Amended Schedule 1 to Distribution Agreement. 3/

(ii)	Amended Schedule 1 (Effective May 1, 2008) and 2A to Distribution Agreement. 28/

(b)	SELLING AGREEMENTS

(1)	Revised Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 12/

(2)	2012 Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 28/

(c)	RELATED AGREEMENTS

(1)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

(4)	Individual and Group Contract Forms, Endorsements and Riders.

(a)	CONTRACTS

(1)	Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (Q Rev. 3/97)-3). 2A/

(2)	Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (NQ Rev. 3/07)-3). 2A/

(3)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G801-BD (97)-3). 2A/

(4)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (C801-BD (97)-3). 2A/

(5)	Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809003NW). 2B/

(6)	Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809103NW). 2B/

(7)	Form of Group Flexible Premium Deferred Variable Annuity Contract (P2008603NW). 29/

(8)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (P2008703NW). 29/

1

(b)	LOAN ENDORSEMENTS

(1)	Form of Loan Endorsement to Individual Contract (ELOAN (96)-3). 2A/

(2)	Form of Loan Endorsement to Group Contract (EGLOAN (95)-3). 2A/

(3)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (ECLOAN (95)-3). 2A/

(4)	Form of Loan Endorsement to Individual Contract (E1808703NW). 28/

(5)	Form of Loan Endorsement to Group Contract (E2008403NW). 28/

(6)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (E2008503NW). 28/

(7)	Form of Loan Restriction Endorsement to Individual and Group Contract (for use in PA) (E6009904NW). 29/

(c)	TEXAS OPTIONAL RETIREMENT PROGRAM ENDORSEMENTS

(1)	Form of Texas Optional Retirement Program Endorsement to Individual Contract (ETXORP (5/96)-3). 2A/

(2)	Form of Texas Optional Retirement Program Endorsement to Group Contract (EGTXORP (5/96)-3). 2A/

(3)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract (ECTXORP (5/96)-3. 2A/

(d)	LONG-TERM CARE WAIVER RIDERS

(1)	Form of Long-Term Care Waiver Raider to Individual Contract (R115 (Rev. 8/95)-3. 1A/

(2)	Form of Long-Term Care Waiver Rider to Group Contract (RG115 (Rev. 6/95)-3). 2A/

(3)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract (RC115 (Rev. 6/95)-3). 2A/

(e)	DEFERRED COMPENSATION ENDORSEMENTS

(1)	Form of Deferred Compensation Endorsement to Group Contract (EG457 (95)-3). 2A/

(2)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract (EC457 (95)-3). 2A/

(f)	SIMPLE IRA ENDORSEMENTS

(1)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (Rev. 11/97)-3). 3/

(1A)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (97)-3). 29/

(2)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (EG408P (98)-3). 5/

(3)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (EC408P (98)-3). 5/

(4)	Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E6003202NW). 28/

(g)	ROTH IRA ENDORSEMENTS

(1)	Form of Roth IRA Endorsement to Qualified Individual Contract (EIRAROTH (97)-3). 3/

(2)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 5/

(3)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 5/

(4)	Form of Roth IRA Endorsement to Qualified Individual Contract (E6003102NW). 28/

(h)	EMPLOYER PLAN ENDORSEMENTS

(1)	Form of Employer Plan Endorsement to Individual Contract (EPLAN (96)-3). 3A/

(2)	Form of Employer Plan Endorsement to Group Contract (EGPLAN (96)-3). 3B/

(3)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (96)-3). 3B/

2

(4)	Revised Form of Employer Plan Endorsement to Group Contract (EPLAN (Rev. 2/98)-3). 3/

(5)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (EGPLAN (Rev 2/98)-3). 3/

(6)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract (ECPLAN (Rev. 2/98)-3). 3/

(i)	TAX SHELTERED ANNUITY ENDORSEMENTS

(1)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (Rev. 2/98)-3). 3/

(1A)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (96)-3). 2A/

(2)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (Rev. 2/98)-3). 3/

(2A)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (96)-3). 2A/

(3)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (Rev. 2/98)-3). 3/

(3A)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (96)-3). 2A/

(4)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (E6003302NW). 28/

(5)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007402NW). 28/

(6)	Revised Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003306NW). 28/

(7)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007502NW). 28/

(8)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007405NW). 28/

(9)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007505NW). 28/

(10)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007408NW). 28/

(11)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007508NW). 28/

(j)	QUALIFIED PENSIOIN, PROFIT SHARING AND ANNUITY PLAN ENDORSEMENTS

(1)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (Rev. 2/98)-3). 3/

(1A)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (96)-3). 2A/

(2)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (Rev. 2/98)-3). 3/

(2A)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (95)-3). 2A/

(3)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (Rev. 2/98)-3). 3/

(3A)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (95)-3). 2A/

(4)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003405NW). 28A/

(4A)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003402NW). 3/

(5)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007602NW). 28/

3

(6)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007702NW). 28/

(7)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007605NW). 28/

(8)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007705NW). 28/

(k)	GOVERNMENTAL SECTION 457 PLAN ENDORSEMENTS

(1A)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E457G (98)-3).

(2)	Form of Governmental Section 457 Plan Endorsement to Group Contract (EG457G (98)-3). 28/

(3)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (EC457G (98)-3). 28/

(4)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E6003505NW). 28A/

(5)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007802NW). 28/

(6)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007902NW). 28/

(7)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007805NW). 28/

(8)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007905NW). 28/

(l)	SUCCESSOR OWNER ENDORSEMENTS

(1A)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract (EASUC A801 (99)-3).

(2)	Form of Successor Owner Endorsement to Group Contract (EGSUC (99)-3). 5/

(3)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract (ECSUC (99)-3). 5/

(m)	INDIVIDUAL RETIREMENT ANNUITY ENDORSEMENTS

(1A)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA 996)-3). 2A/

(1B)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA (Rev. 9/97)-3. 3B/

(2)	Form of Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 5/

(3)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 5/

(4)	Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (E6003002NW). 28/

(n)	OTHER ENDORSEMENTS

(1)	Form of Unisex Endorsement to Non-Qualified Individual Contract (EASO (USX98)-3). 5/

(2)	Form of Settlement Options Endorsement to Individual Contract and Group Contract (E6012104NW). 6/

(o)	GUARANTEED WITHDRAWAL BENEFIT RIDERS

(1)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307NW). 22/

(2)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707NW). 22/

(3)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807NW). 22/

(4)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507NW). 22/

(5)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907NW). 22/

4

(6)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2011007NW). 22/

(o-1)	INCOME BENEFIT RIDER

(1)	Form of Income Benefit Rider to Qualified Individual Contract. 8/

(2)	Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

(3)	Form of Income Benefit Rider to Group Contract. 8/

(4)	Form of Income Benefit Rider to Certificate of Participation under a Group Contract. 8/

(p)	DEATH BENEFIT ENDORSEMENTS

(1)	Form of Optional Death Benefit Endorsement to Individual Contract. 9/

(1A)	Form of Death Benefit Amount Endorsement to Individual Contract. 10/

(2)	Form of Death Benefit Amount Endorsement to Group Contract. 10/

(3)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract. 10/

(4)	Form of Death Benefit Amount Endorsement to Group Contract.

(5)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract.

(q)	RMD ENDORSEMENTS

(1)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 28/

(2)	Form of RMD Endorsement to Group Contract (E6022709NW). 28/

(r)	ACD ENDORSEMENTS

(1)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Individual Contract (E6029810NW). 28/

(2)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Group Contract (E6030210NW). 28/

(3)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Certificate of Participation under a Group Contract (E6030310NW). 28/

(5)	Applications.

(a)	INDIVIDUAL AND CERTIFICATE APPLICATIONS

(1)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 2/

(2)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

(b)	GROUP APPLICATIONS

(1)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 2/

(2)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

(6)	Organizational Documents.

(a)	ARTICLES OF INCORPORATION

(1)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 1/

(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/

(b)	CODE OF REGULATIONS

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(1)	Code of Regulations of Annuity Investors Life Insurance Company®. 1/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	GREAT AMERICAN FINANCIAL RESOURCES, INC.

(1)	Great American Financial Resources: Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American( Financial Resources, Inc.). 2/

(2)	Great American Financial Resources: Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.). 2/

(b)	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(1)	AIM Variable Insurance Funds: Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Annuity Investors Life Insurance Company and Great American Advisors, Inc. dated as of April 4, 2001.

(i)	AIM Variable Insurance Funds: Amendment No. 2 effective July 1, 2002, to Participation Agreement.

(ii)	AIM Variable Insurance Funds: Amendment effective April 30, 2004, to Participation Agreement. 18/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 24/

(iv)	AIM Variable Insurance Funds: (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 27/

(2)	AIM: Administrative Services Agreement between Annuity Investors Life Insurance Company and AIM Advisors, Inc. dated as of April 4, 2001.

(i)	AIM: Amendment No. 1 to Administrative Services Agreement.

(3)	AIM: Distribution Services Agreement between Annuity Investors Life Insurance Company and AIM Distributors, Inc. effective as of July 1, 2002.

(4)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/

(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2. 24/

(c)	AMERICAN CENTURY

(1)	[reserved]

(2)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

(3)	American Century: Shareholder Information Agreement between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. dated as of October 16, 2006

(d)	CALAMOS ADVISORS TRUST

(1)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/

(2)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

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(3)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

(e)	DAVIS VARIABLE ACCOUNT FUND

(1)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/

(i)	Davis Variable Account Fund: Addendum dated as of May 1, 2008 to Participation Agreement. 24/

(f)	DREYFUS VARIABLE INVESTMENT FUND AND DREYFUS INVESTMENT PORTFOLIOS

(1)	Dreyfus Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2A/

(ii)	Dreyfus Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement.

(iii)	Dreyfus Variable Investment Fund: Amendment dated as of December 1, 2004 to Fund Participation Agreement.

(iv)	Dreyfus Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(v)	Dreyfus Variable Investment Fund: Amendment No. 4 dated October 12, 2011 to Fund Participation Agreement. 30/

(2)	[reserved]

(g)	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND

(1)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2A/

(ii)	Dreyfus Socially Responsible Growth Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

(h)	DREYFUS STOCK INDEX FUND

(1)	Dreyfus Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/

(i)	Dreyfus Stock Index Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2A/

(ii)	Dreyfus Stock Index Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement.

(iii)	Dreyfus Stock Index Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

(i)	DREYFUS FUNDS

(1)	Dreyfus: Amended and Restated Administrative Services Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 2A/

(i)	Dreyfus: Second Amendment dated as of December 1, 2004 to Amended and Restated Administrative Services Agreement.

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007 to Amended and Restated Administrative Services Agreement. 23/

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(2)	Dreyfus: Letter Agreement (Shareholder Services) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company dated July 1, 2002.

(i)	Dreyfus: Amendment to Letter Agreement (Shareholder Services) dated as of Marcy 1, 2007.

(3)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

(j)	DWS

(1)	DWS: Participation Agreement between BT Insurance Funds, Inc. (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder VIT Funds) Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investment) and Annuity Investors Life Insurance Company®. 8/

(i)	DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 24/

(2)	DWS: Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

(3)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of March 5, 1999.

(i)	DWS: Amendment No. 1 dated as of March 9, 2001 to Administrative Services Letter Agreement.

(ii)	DWS: Amendment dated as of April 10, 2006 to Administrative Services Letter Agreement.

(iii)	DWS: Amendment dated as of May 1, 2008 to Administrative Services Letter Agreement. 24/

(iv)	DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 26/

(4)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

(k)	IBBOTSON PORTFOLIOS – ALPS Variable Insurance Trust (formerly Financial Investors Variable Insurance Trust) (1) Ibbotson Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/

(i)	Ibbotson Portfolios: Amendment to Fund Participation Agreement dated November 23, 2007.

(ii)	Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

(iii)	Ibbotson Portfolios: Amendment dated April 30, 2013 to Fund Participation Agreement. 31/

(2)	Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(3)	Ibbotson Portfolios: Consent Letter dated October 6, 2011 Regarding Continuation of Fund Participation Agreement and Related Agreements.

(l)	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS

(1)	Franklin Templeton Variable Insurance Products: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/

8

(ii)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 31/

(2)	Franklin Templeton: Administrative Services Agreement between Franklin Templeton Services, LLC and Annuity Investors Life Insurance Company.

(i)	Franklin Templeton: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 28/

(3)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

(m)	JANUS ASPEN SERIES

(1)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/

(i)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(ii)	Janus Aspen Series: Amendment effective January 2, 2004 to Fund Participation Agreements.

(iii)	Janus Aspen Series: Amendment effective May 1, 2004 to Fund Participation Agreements.

(iv)	Janus Aspen Series: Amendment effective December 1, 2005 to Fund Participation Agreements.

(2)	Janus: Service Agreement between Annuity Investors Life Insurance Company( and Janus Capital Corporation. 2A/

(3)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

(n)	MORGAN STANLEY (FKA VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS)

(1)	Van Kampen Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Fund, Inc.). 2A/

(i)	Van Kampen Universal Institutional Funds: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds Inc.) 3/

(ii)	Van Kampen Universal Institutional Funds: Amendment dated as of July 1, 2002 to Participation Agreement.

(iii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

(iv)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 24/

(2)	Van Kampen: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 1997.

(i)	Van Kampen: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated July 1, 2002.

(ii)	Van Kampen: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 2007. 23/

(3)	Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/

9

(o)	OPPENHEIMER VARIABLE ACCOUNT FUNDS

(1)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds.

(i)	Oppenheimer Variable Account Funds: Amendment effective December 1, 2004 to Participation Agreement.

(ii)	Oppenheimer Variable Account Funds: Amendment No. 2 effective May 1, 2008 to Participation Agreement.

(2)	Oppenheimer: Letter Agreement (Administrative Services) with Oppenheimer Funds dated July 1, 2002.

(3)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

(p)	PIMCO VARIABLE INSURANCE TRUST

(1)	PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC.

(i)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 18/

(ii)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 to Participation Agreement. 21/

(iii)	PIMCO Variable Insurance Trust: Novation of and Amendment dated December 8, 2010, to Participation Agreement. 27/

(2)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(3)	PIMCO: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 30/

(q)	TIMOTHY PLAN VARIABLE SERIES

(1)	Timothy Plan Variable Series: Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan Variable Series: Amendment effective January 12, 2006 to Participation Agreement. 21/

(2)	Timothy Plan: Administrative Services Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan: Amendment as of May 19, 2009 to Administrative Services Agreement.

(3)	Timothy Plan: Shareholder Information Agreement between Timothy Partners, Ltd. and Annuity Investors Life Insurance Company® dated as April 16, 2007.

(r)	WILSHIRE VARIABLE INSURANCE TRUST

(1)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 25/

(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

(99.1)	AFG Organizational Chart as of December 31, 2013. FW/

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1/	Incorporated by reference to Form N-4 EL filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on December 23, 1996.
1A/	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on November 8, 1995.
2/	Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on December 4, 1995.
2A/	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on June 3, 1997.
2B/	Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on February 27, 2004.
3/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971, 1940 Act File No. 811-08017, (ADVANTAGE) on May 6 1998.
3A/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on May 6, 1998.
3B/	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on February 26, 1998.
4/	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on April 29, 1998.
5/	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on February 26, 1999.
6/	Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299, (AMERICUS) on March 1, 2005.
7/	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on April 29, 1997.
8/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on February 26, 1999.
9/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on May 2, 2001.
10/	Incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on February 28, 2003.
11/	[text intentionally deleted]
12/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on November 17, 1998.
13/	[text intentionally deleted]
14/	[text intentionally deleted]
15/	[text intentionally deleted]
16/	[text intentionally deleted]
17/	[text intentionally deleted]
18/	Incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, (HELMSMAN) on March 1, 2005.
19/	[text intentionally deleted]
20/	[text intentionally deleted]
21/	[text intentionally deleted]

11

22/	Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on or about May 1, 2007.
23/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on or about May 22, 2007.
24/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, (ACCESS100) on or about April 27, 2009.
25/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095, (TRANSITION20) on or about February 16, 2010.
26/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095, (TRANSITION20) on or about April 29, 2010.
27/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on or about April 22, 2011.
28/	Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971, 1940 Act File No. 811-08017, (ADVANTAGE) on or about April 23, 2012.
28A/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on or about April 23, 2012.
29/	Incorporated by reference to Post-Effective Amendment No. 27 filed on behalf of Annuity Investors Variable Account B, 1933 Act File. No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on or about April 23, 2012.
30/	Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on or about April 30, 2013.
31/	Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C on or about April 30, 2014. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095.
FW/	Filed herewith.

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Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director, President & Chief Executive Officer
Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer-Operations & Treasurer
Mark F. Muething	Director and Executive Vice President & Secretary
Michael J. Prager	Director
Jeffrey G. Hester	Director
John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer
Adrienne Kessling	Senior Vice President-Operations
Michael H. Haney	Vice President
Rebecca Schriml	Vice President
Brian Sponaugle	Vice President
Richard L.Sutton	Assistant Vice President & Appointed Actuary
Eugene M. Breen	Appointed Actuary
H. Kim Baird	Assistant Treasurer
William C. Ellis	Assistant Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company® is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®

A chart indicating the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27. Number of Contract Owners

As of February 28, 2014, there were 8,262 Individual Contract Owners of which 7,929 were qualified and 333 were non-qualified.

As of February 28, 2014, there were 2,340 Participants (Certificate Owners) in 215 Group Contracts.

Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term

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“Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter

(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director
Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer
Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office at 301 East Fourth Street, Cincinnati, Ohio 45202.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 29 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 23, 2014.

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner	President and Chief Executive Officer
S. Craig Lindner*	April 23, 2014

/s/ Christopher P. Miliano	Executive Vice President, Chief Financial
Christopher P. Miliano*	Officer-Operations, Treasurer & Director
April 23, 2014

/s/ Mark F. Muething	Executive Vice President, Secretary & Director
Mark F. Muething*	April 23, 2014

/s/ Michael J. Prager	Director
Michael J. Prager*	April 23, 2014

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 23, 2014

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 23, 2014

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EXHIBIT INDEX

Exhibit No.	Description of Exhibit

(10)	Consent of Independent Registered Public Accounting Firm.

(99)	Powers of Attorney.

(99.1)	AFG Organizational Chart as of December 31, 2013.

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